AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON APRIL 1, 2008

                                                              File No. 033-50718
                                                              File No. 811-07102

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                                 [ ]
                      POST-EFFECTIVE AMENDMENT NO. 71                       [X]
                                       AND

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                             [ ]
                              AMENDMENT NO. 73                              [X]

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact Name of Registrant as Specified in Charter)

                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 932-7781

                                  James F. Volk
                               c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and Address of Agent for Service)

                                   Copies to:
         Richard W. Grant, Esquire                   John M. Ford, Esquire
         Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
         One Oxford Centre                           1701 Market Street
         Pittsburgh, Pennsylvania 15219-6401Philadelphia, PA 19103-2921

    It is proposed that this filing become effective (check appropriate box):

                 [X] Immediately upon filing pursuant to paragraph (b)
                 [ ] On [insert date] pursuant to paragraph (b)
                 [ ] 60 days after filing pursuant to paragraph (a)(1)
                 [ ] On [date] pursuant to paragraph (a)(1)
                 [ ] 75 days after filing pursuant to paragraph (a)(2)
                 [ ] On [date] pursuant to paragraph (a) of Rule 485.

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS

                                  APRIL 1, 2008


                          FROST CORE GROWTH EQUITY FUND
                        FROST DIVIDEND VALUE EQUITY FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                     FROST HOOVER SMALL-MID CAP EQUITY FUND
                         FROST INTERNATIONAL EQUITY FUND
                          FROST LOW DURATION BOND FUND
                          FROST TOTAL RETURN BOND FUND
                            FROST MUNICIPAL BOND FUND
                     FROST LOW DURATION MUNICIPAL BOND FUND
                     FROST KEMPNER TREASURY AND INCOME FUND
                        FROST LKCM MULTI-CAP EQUITY FUND
                      FROST LKCM SMALL-MID CAP EQUITY FUND


                                 CLASS A SHARES

                               INVESTMENT ADVISER:
                         FROST INVESTMENT ADVISORS, LLC

   THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


The Frost Core Growth Equity Fund, the Frost Dividend Value Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost International Equity Fund, the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund, the Frost Kempner Treasury and Income Fund, the Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund (each, a "Fund," and collectively, the "Funds") are each a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios each have individual investment goals and strategies. This prospectus gives you important information about Class A Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:


                                                                            PAGE
   FROST CORE GROWTH EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................    1
        PRINCIPAL INVESTMENT STRATEGIES..................................    1
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................    2
        PERFORMANCE INFORMATION..........................................    3
        FUND FEES AND EXPENSES...........................................    5
   FROST DIVIDEND VALUE EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................    7
        PRINCIPAL INVESTMENT STRATEGIES..................................    7
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................    7
        PERFORMANCE INFORMATION..........................................    8
        FUND FEES AND EXPENSES...........................................   11
   FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................   13
        PRINCIPAL INVESTMENT STRATEGIES..................................   13
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   13
        PERFORMANCE INFORMATION..........................................   14
        FUND FEES AND EXPENSES...........................................   17
   FROST HOOVER SMALL-MID CAP EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................   19
        PRINCIPAL INVESTMENT STRATEGIES..................................   19
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   20
        PERFORMANCE INFORMATION..........................................   20
        FUND FEES AND EXPENSES...........................................   23
   FROST INTERNATIONAL EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................   25
        PRINCIPAL INVESTMENT STRATEGIES..................................   25
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   30
        PERFORMANCE INFORMATION..........................................   32
        FUND FEES AND EXPENSES...........................................   34
   FROST LOW DURATION BOND FUND
        FUND INVESTMENT OBJECTIVE .......................................   36
        PRINCIPAL INVESTMENT STRATEGIES..................................   36
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   36

        PERFORMANCE INFORMATION..........................................   38
        FUND FEES AND EXPENSES...........................................   40
   FROST TOTAL RETURN BOND FUND
        FUND INVESTMENT OBJECTIVE .......................................   42
        PRINCIPAL INVESTMENT STRATEGIES..................................   42
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   42
        PERFORMANCE INFORMATION..........................................   43
        FUND FEES AND EXPENSES...........................................   46
   FROST MUNICIPAL BOND FUND
        FUND INVESTMENT OBJECTIVE .......................................   48
        PRINCIPAL INVESTMENT STRATEGIES..................................   48
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   48
        PERFORMANCE INFORMATION..........................................   50
        FUND FEES AND EXPENSES...........................................   52
   FROST LOW DURATION MUNICIPAL BOND FUND
        FUND INVESTMENT OBJECTIVE .......................................   54
        PRINCIPAL INVESTMENT STRATEGIES..................................   54
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   54
        PERFORMANCE INFORMATION..........................................   56
        FUND FEES AND EXPENSES...........................................   58
   FROST KEMPNER TREASURY AND INCOME FUND
        FUND INVESTMENT OBJECTIVE .......................................   60
        PRINCIPAL INVESTMENT STRATEGIES..................................   60
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   60
        PERFORMANCE INFORMATION..........................................   61
        FUND FEES AND EXPENSES...........................................   64
   FROST LKCM MULTI-CAP EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................   66
        PRINCIPAL INVESTMENT STRATEGIES..................................   66
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   66
        PERFORMANCE INFORMATION..........................................   67
        FUND FEES AND EXPENSES...........................................   69
   FROST LKCM SMALL-MID CAP EQUITY FUND
        FUND INVESTMENT OBJECTIVE .......................................   71
        PRINCIPAL INVESTMENT STRATEGIES..................................   71
        PRINCIPAL RISKS OF INVESTING IN THE FUND.........................   71
        PERFORMANCE INFORMATION..........................................   72
        FUND FEES AND EXPENSES...........................................   73
   MORE INFORMATION ABOUT RISK...........................................   75
   MORE INFORMATION ABOUT FUND INVESTMENTS...............................   76
   INFORMATION ABOUT PORTFOLIO HOLDINGS..................................   76
   INVESTMENT ADVISER....................................................   76
   SUB-ADVISERS..........................................................   78
   PURCHASING, SELLING AND EXCHANGING FUND SHARES........................   81
   SALES CHARGES.........................................................   85
   DISTRIBUTIONS AND SHAREHOLDER SERVICING ARRANGEMENTS..................   91
   PAYMENTS TO FINANCIAL INTERMEDIARIES..................................   91
   OTHER POLICIES........................................................   92
   DIVIDENDS AND DISTRIBUTIONS...........................................   95
   TAXES.................................................................   95
   HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS.................. Back Cover

                          FROST CORE GROWTH EQUITY FUND

FUND INVESTMENT OBJECTIVE

The Frost Core Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund intends to invest in companies that Frost Investment Advisors, LLC (the "Adviser") believes will have growing revenues and earnings. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser performs in-depth analyses of company fundamentals and industry dynamics to identify companies displaying strong earnings and revenue growth relative to the overall market or relative to their peer group, improving returns on equity and a sustainable competitive advantage.

The Adviser focuses on a number of factors to assess the growth potential of individual companies, such as:

      o     Historical and expected organic revenue growth rates;

      o     Historical and expected earnings growth rates;

      o     Signs of accelerating growth potential;

      o     Positive earnings revisions;

      o     Earnings momentum;

      o     Improving margin and return on equity trends; and

      o     Positive price momentum.

When an attractive growth opportunity is identified, the Adviser seeks to independently develop an intrinsic valuation for the stock. The Adviser believes that the value of a company is determined by discounting the company's future cash flows or earnings. Valuation factors considered in identifying securities for the Fund's portfolio include:

      o     Price/earnings ratio;

      o     Price/sales ratio;

      o     Price/earnings to growth ratio;

      o Enterprise value/earnings before interest, taxes, depreciation and amortization;


      o     Enterprise value/sales;


      o     Price/cash flow;

      o     Balance sheet strength; and

      o     Returns on equity and returns on invested capital.

The Adviser also seeks to understand a firm's competitive position and the industry dynamics in which the firm operates. The Adviser assesses industry growth potential, market share opportunities, cyclicality and pricing power. Further analysis focuses on corporate governance and management's ability to create value for shareholders.

The Adviser augments its independent fundamental research process with quantitative screens and models. The models are derived from proprietary research or securities industry research studies and score companies based upon a number of fundamental factors. The Adviser uses quantitative analysis to provide an additional layer of objectivity, discipline and consistency to its equity research process. This quantitative analysis complements the fundamental analyses that the Adviser conducts on companies during its stock selection process.


The Fund seeks to buy and hold securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security if its price exceeds the Adviser's assessment of its fair value or in response to a negative company event, a change in management, poor relative price performance, achieved fair valuation, or a deterioration in a company's business prospects, performance or financial strength.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STYLE RISK- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

                                  2003                        24.30%
                                  2004                         7.73%
                                  2005                         3.94%
                                  2006                         9.65%
                                  2007                        11.91%

                               BEST QUARTER                WORST QUARTER
                                  14.01%                      (5.02)%
                                (06/30/03)                   (03/31/03)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE S&P 500/CITIGROUP GROWTH INDEX.

                                                          1 YEAR        5 YEARS       SINCE PERFORMANCE START DATE**
---------------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                  11.91%        11.30%                 5.91%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                 N/A           N/A                   N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF        N/A           N/A                   N/A
FUND SHARES ***
S&P 500/CITIGROUP GROWTH INDEX RETURN                      9.13%        10.74%                 6.19%
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Fund's benchmark index is the S&P 500/Citigroup Growth Index. The S&P 500/Citigroup Growth Index, along with its counterpart, the S&P 500/Citigroup Value Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Growth and Value Indexes respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Growth Index is defined by its relationship to the S&P 500 Index.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P Index 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


-------------------------------------------------------------------------------------------------------------------
                                                                                                    CLASS A SHARES
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                     5.75%*
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                                 None
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a                 None
percentage of offering price)
-------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                                      None
-------------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-------------------------------------------------------------------------------------------------------------------
                                                                                                    CLASS A SHARES
-------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                                  0.80%
-------------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                                 0.25%
-------------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                           0.18%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                                    1.23%
-------------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Class A Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.15%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.50% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 1.08%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.50% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.15%.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $125                        $390
                      ------------------------------------

                        FROST DIVIDEND VALUE EQUITY FUND

FUND INVESTMENT OBJECTIVES

The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that pay, or are expected to pay, dividends. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies that are selling at a discount to their intrinsic value, have a dividend that is growing at least as fast as inflation and whose yield is greater than the market or its sector average. The Adviser considers dividends to be a significant component of total long-term equity returns and believes that the intrinsic value of a company is the present value of its cash flows or earnings. To analyze a firm's future cash flows and its sustainability, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.


The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:


      o Attractive valuation based on intrinsic, absolute and relative value;


      o     Dividend yields greater than the market or their sector;


      o History of growing dividends with the likelihood of sustainable growth of dividends;


      o Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and

      o     Sound balance sheets.


The Adviser seeks to manage the Fund in a tax-efficient manner by having low portfolio turnover. The Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


INVESTMENT STYLE RISK - The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

                             2003                    21.02%
                             2004                    13.83%
                             2005                     8.95%
                             2006                    21.47%
                             2007                     9.35%

                         BEST QUARTER             WORST QUARTER
                            13.12%                    (5.36)%
                          (06/30/03)                (03/31/03)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE S&P 500/CITIGROUP VALUE INDEX.

                                                           1 YEAR    5 YEARS    SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    9.35%     14.79%               9.09%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                  N/A        N/A                 N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF         N/A        N/A                 N/A
FUND SHARES ***
S&P 500/CITIGROUP VALUE INDEX RETURN                        1.99%     14.97%               9.41%
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Fund's benchmark index is the S&P 500/Citigroup Value Index. The S&P 500/Citigroup Value Index, along with its counterpart, the S&P 500/Citigroup Growth Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Value and Growth Indexes respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Value Index is defined by its relationship to the S&P 500 Index.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


-----------------------------------------------------------------------------------------------------------
                                                                                            CLASS A SHARES
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)            5.75%*
-----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                        None
-----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a        None
percentage of offering price)
-----------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                             None
-----------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-----------------------------------------------------------------------------------------------------------
                                                                                            CLASS A SHARES
-----------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                        0.80%
-----------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                       0.25%
-----------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                 0.19%
-----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                          1.24%
-----------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Class A Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.15%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.50% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 1.09%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.50% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.15%.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                           --------------------------
                            1 YEAR           3 YEARS
                           --------------------------
                             $126              $393
                           --------------------------

                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND


FUND INVESTMENT OBJECTIVE


The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. The Fund may change its investment objective without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs").


In selecting securities for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc., ("KCM") utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The securities purchased are frequently out of favor with or have been ignored by the investment community market and thus provide the opportunity to purchase at prices significantly below their true value. KCM analyzes securities on an individual, bottom-up basis, to determine which securities can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.


KCM selects securities for the Fund's portfolio based on individual stocks rather than on industries or industry groups. KCM screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. KCM considers it unrealistic for it to be able to purchase a stock at its bottom, and as a result, KCM purchases securities for the Fund's portfolio gradually, averaging down. KCM also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, KCM seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


INVESTMENT STYLE RISK - The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of one or more broad-based securities market indexes. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

                            2003              25.53%
                            2004              13.92%
                            2005               0.95%
                            2006              15.27%
                            2007              (3.19)%

                      BEST QUARTER          WORST QUARTER
                         16.21%                (9.43)%
                       (06/30/03)            (12/31/07)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by KCM (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is July 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE S&P 500/CITIGROUP VALUE INDEX AND THE LIPPER MULTI-CAP VALUE FUNDS INDEX.

                                                                        1 YEAR     5 YEARS   SINCE PERFORMANCE START DATE**
---------------------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                                (3.19)%    10.01%                  8.28%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                               N/A        N/A                    N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ***      N/A        N/A                    N/A
S&P 500/CITIGROUP VALUE INDEX RETURN (REFLECTS NO                        1.99%     14.97%                 10.76%
DEDUCTION FOR FEES, EXPENSES, OR TAXES)
LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN (REFLECTS                      1.04%     13.45%                 11.94%
NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is July 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Fund's benchmark index is the S&P 500/Citigroup Value Index. The S&P 500/Citigroup Value Index, along with its counterpart the S&P 500/Citigroup Growth Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Value and Growth Indexes respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Value Index is defined by its relationship to the S&P 500 Index.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

Additionally the Fund may be compared to the Lipper Multi-Cap Value Funds Index, which includes the 30 largest multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


---------------------------------------------------------------------------------------------
                                                                               CLASS A SHARES
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of                5.75%*
offering price)
---------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)           None
---------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other               None
Distributions (as a percentage of offering price)
---------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                None
---------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


---------------------------------------------------------------------------------------------
                                                                               CLASS A SHARES
---------------------------------------------------------------------------------------------
Investment Advisory Fees                                                            0.59%
---------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                           0.25%
---------------------------------------------------------------------------------------------
Other Expenses*                                                                     0.19%
---------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                1.03%
---------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.30% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.30% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                        -------------------------------
                        1 YEAR                  3 YEARS
                        -------------------------------
                         $105                    $328
                        -------------------------------

                     FROST HOOVER SMALL-MID CAP EQUITY FUND


FUND INVESTMENT OBJECTIVE


The Frost Hoover Small-Mid Cap Equity Fund (the "Fund") seeks to maximize total return. The Fund may change its investment objective without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small- and mid-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund considers small- and mid-capitalization companies to be those companies with total market capitalizations between $1 billion and $10 billion at the time of initial purchase.

The Fund intends to invest in companies that the Fund's sub-adviser, Hoover Investment Management Co., LLC ("Hoover") believes are undervalued, profitable, and capable of generating significant cash flow. Hoover looks for companies with attractive valuations that are temporarily going unnoticed by investors, but which it believes will ultimately experience positive changes in revenues, gross operating margins or financial structure. In particular, Hoover seeks to identify companies that are not currently in favor with Wall Street and possess a catalyst for growth. Moreover, Hoover will focus on securities of companies displaying the following characteristics:


      o     Dominance in a specific industry;

      o     Well-defined growth strategies;

      o     Financial strength; and

      o     Experienced management.

In addition to company specific research, Hoover also performs top-down industry analyses to determine out-of-favor and overlooked industries that are experiencing positive changes, thereby accelerating the prospects for companies in those industries. Hoover also analyzes long-term societal trends to identify potential investments and confirm that current investments are likely to benefit from market conditions.


Hoover's ultimate purchase decisions are based on the following three factors: whether a company is a high quality business; whether a security can be purchased at a compelling value; and whether a company possesses a catalyst which will propel both earnings acceleration and market recognition in the next 18 months.

The Fund is not required to dispose of a security simply because the issuing company is no longer within the capitalization range. However, it may sell stocks for the following reasons:


      o     The stock reaches the target price set by Hoover;

      o     The stock reaches overvaluation as determined by Hoover;

      o     The fundamentals of the stock have deteriorated; or

      o     A more attractively valued alternative is available for purchase.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

                           2003               32.77%
                           2004               20.34%
                           2005                8.11%
                           2006                8.99%
                           2007                7.77%

                       BEST QUARTER        WORST QUARTER
                          14.77%              (8.51)%
                        (06/30/03)          (06/30/06)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by Hoover (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE RUSSELL 2500 INDEX.

                                                           1 YEAR     5 YEARS   SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    7.77%      15.20%                9.76%
FUND RETURN AFTER TAXES ON                                   N/A         N/A                  N/A
DISTRIBUTIONS***
FUND RETURN AFTER TAXES ON DISTRIBUTIONS                     N/A         N/A                  N/A
AND SALE OF FUND SHARES ***
RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR        1.38%      16.99%               11.02%
FEES, EXPENSES, OR TAXES)


* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2500 Index is a broad-based securities index featuring 2,500 stocks that cover the small-cap and mid-cap market capitalizations. The Russell 2500 Index is a market cap weighted index that includes the smallest 2,500 companies in the Russell 3000 universe of the United States based listed equities.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------
                                                                            CLASS A SHARES
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of             5.75%*
offering price)
------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)        None
------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other            None
Distributions (as a percentage of offering price)
------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**             None
------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------
                                                                            CLASS A SHARES
------------------------------------------------------------------------------------------
Investment Advisory Fees*                                                       0.99%
------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                       0.25%
------------------------------------------------------------------------------------------
Other Expenses**                                                                0.22%
------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses***                                         1.46%
------------------------------------------------------------------------------------------

* The Fund pays the Adviser compensation at an annual rate as follows: 1.00% on the first $100 million of average daily net assets and 0.85% on average daily net assets in excess of $100 million.

** Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.

*** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.80% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.80% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                         ------------------------------
                         1 YEAR                 3 YEARS
                         ------------------------------
                          $149                    $462
                         ------------------------------

                         FROST INTERNATIONAL EQUITY FUND

FUND INVESTMENT OBJECTIVE

The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income. The Fund may change its investment objectives without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of non-U.S. issuers. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").


The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management Inc. ("Thornburg"). Thornburg intends to invest on an opportunistic basis when it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that, in Thornburg's opinion, provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be undervalued or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size.


Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when we perceive currency risk to be high.


Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of Thornburg's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund's portfolio are:


      o     price/earnings ratio

      o     price/book value

      o     price/cash flow ratio

      o     debt/capital ratio

      o     dividend yield

      o     security and consistency of revenue stream

      o     undervalued assets

      o     relative earnings growth potential

      o     industry growth potential

      o     industry leadership

      o     dividend growth potential

      o     franchise value


      o     potential for favorable developments


      The Fund typically makes equity investments in the following three types of companies:

      o BASIC VALUE companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

      o CONSISTENT EARNER companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

      o EMERGING FRANCHISES are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

EMERGING MARKET SECURITIES RISK - Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S.

securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK - Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.


Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.


INVESTMENT STYLE RISK - The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of one or more broad-based securities market indexes. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

                            2003             29.63%
                            2004             20.08%
                            2005             17.00%
                            2006             25.00%
                            2007             27.10%

                        BEST QUARTER     WORST QUARTER
                           16.72%            (8.37)%
                         (06/30/03)        (03/31/03)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD EX- US INDEX ("MSCI ACWI EX-US") AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST INDEX ("MSCI EAFE").

                                               1 YEAR   5 YEARS    SINCE PERFORMANCE START DATE**
-------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                       27.10%    23.68%             16.60%
FUND RETURN AFTER TAXES ON                       N/A       N/A                N/A
DISTRIBUTIONS***
FUND RETURN AFTER TAXES ON DISTRIBUTIONS         N/A       N/A                N/A
AND SALE OF FUND SHARES ***
MSCI ACWI EX-US INDEX RETURN (REFLECTS         16.66%    24.02%             17.11%
NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
MSCI EAFE INDEX RETURN (REFLECTS NO            11.17%    21.59%             14.97%
DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley Capital International All Country World ex-US Index is a market capitalization weighted index composed of approximately 2,000 companies, and is representative of the market structure of 47 developed and emerging market countries in North and South America, Europe, Africa, and the Pacific Rim, excluding securities of United States' issuers. The Morgan Stanley Capital International Europe, Australasia, Far East Index is an unmanaged index that shows arithmetic, market value-weighted averages of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. It is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas developed markets on a U.S. dollar adjusted basis.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


-----------------------------------------------------------------------------------------------------------------
                                                                                                   CLASS A SHARES
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   5.75%*
-----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
-----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                                   2.00%
-----------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."

**    Redemption fee is assessed on redemptions of shares that have been held for less than 30 days. In addition, proceeds wired to your bank account may be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-----------------------------------------------------------------------------------------------------------------
                                                                                                   CLASS A SHARES
-----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees*                                                                              0.92%
-----------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                              0.25%
-----------------------------------------------------------------------------------------------------------------
Other Expenses**                                                                                       0.23%
-----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses***                                                                1.40%
-----------------------------------------------------------------------------------------------------------------

* The Fund pays the Adviser compensation at an annual rate as follows: 0.95% on the first $150 million of average daily net assets and 0.90% on average daily net assets in excess of $150 million.

** Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.

*** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.70% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.70% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      -----------------------------------
                      1 YEAR                      3 YEARS
                      -----------------------------------
                       $143                         $443
                      -----------------------------------

                          FROST LOW DURATION BOND FUND

FUND INVESTMENT OBJECTIVE

The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


This investment strategy may not be changed without 60 days' prior notice to shareholders. Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities. The Fund's emphasis is on total return with low volatility by investing primarily in shorter-term investment grade securities. Short-term bonds are considered more stable than longer-maturity bonds, but less stable than money market securities.

To achieve its objective, the Fund invests in a diversified mix of taxable fixed income securities. The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in less than 5 years. The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus one year of the Lehman U.S. 1-5 Year Government Credit Index duration. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve position; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; and, to a lesser extent, residential and commercial mortgage-backed securities. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


MUNICIPAL ISSUERS RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.


Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.


Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.


Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

                          2003                   1.56%
                          2004                  (0.10)%
                          2005                   0.27%
                          2006                   2.94%
                          2007                   5.85%

                       BEST QUARTER          WORST QUARTER
                          2.35%                 (1.96)%
                       (12/31/07)             (06/30/04)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE LEHMAN U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX.

                                                       1 YEAR        5 YEARS        SINCE PERFORMANCE START DATE**
-------------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                5.85%         2.08%                    2.77%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***              N/A           N/A                      N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS                 N/A           N/A                      N/A
AND SALE OF FUND SHARES ***
LEHMAN U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX            7.27%         3.61%                    4.28%
RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES,
OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman U.S. 1-5 Year Government Credit Index is comprised of Treasuries (i.e., public obligations of the U.S. Treasury), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and U.S. dollar corporate securities, that have remaining maturities of more than one year but less than five years.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


--------------------------------------------------------------------------------------------------------------
                                                                                               CLASS A SHARES
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                3.00%*
--------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                           None
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a           None
percentage of offering price)
--------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                                None
--------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


--------------------------------------------------------------------------------------------------------------
                                                                                               CLASS A SHARES
--------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                            0.50%
--------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                           0.25%
--------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                     0.21%
--------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                              0.96%
--------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Class A Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.20%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.20% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.76%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.20% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.20%.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                         $98                        $306
                      ------------------------------------

                          FROST TOTAL RETURN BOND FUND

FUND INVESTMENT OBJECTIVE

The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. This investment strategy may not be changed without 60 days' prior notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus three years of the Fund benchmark's duration. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; collateralized mortgage obligations ("CMO's") and residential and commercial mortgage-backed securities. The Fund's fixed income investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.


Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.


Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as

Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

                             2003                    2.51%
                             2004                    2.58%
                             2005                    2.26%
                             2006                    3.30%
                             2007                    5.35%

                         BEST QUARTER             WORST QUARTER
                             3.55%                   (3.53)%
                          (09/30/06)               (06/30/04)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE LEHMAN U.S. AGGREGATE INDEX.

                                                           1 YEAR    5 YEARS    SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    5.35%      3.19%               4.41%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                  N/A        N/A                 N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF         N/A        N/A                 N/A
FUND SHARES ***
LEHMAN U.S. AGGREGATE INDEX RETURN (REFLECTS NO             6.96%      4.42%               5.24%
DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman U.S. Aggregate Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


---------------------------------------------------------------------------------------------------------------
                                                                                                CLASS A SHARES
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                 4.50%*
---------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                            None
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a            None
percentage of offering price)
---------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                                 None
---------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


---------------------------------------------------------------------------------------------------------------
                                                                                                CLASS A SHARES
---------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                             0.50%
---------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                            0.25%
---------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                      0.19%
---------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                               0.94%
---------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Class A Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.10%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.20% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.84%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.20% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.10%.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                         $96                        $300
                      ------------------------------------

                            FROST MUNICIPAL BOND FUND

FUND INVESTMENT OBJECTIVE

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment strategy may not be changed without shareholder approval. The Fund may invest more than 25% of its total assets in bonds of issuers in Texas.

The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over- or under-weight a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Lehman Municipal Bond Index. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning, with a typical range of three years; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.


Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.


STATE-SPECIFIC RISK - The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.


INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.


Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.


Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.


Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

                             2003                    3.12%
                             2004                    1.39%
                             2005                    0.56%
                             2006                    2.48%
                             2007                    3.37%

                         BEST QUARTER             WORST QUARTER
                             2.86%                   (2.35)%
                          (09/30/06)               (06/30/04)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE LEHMAN MUNICIPAL BOND INDEX.

                                                           1 YEAR    5 YEARS    SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    3.37%      2.18%               2.76%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                  N/A        N/A                 N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE            N/A        N/A                 N/A
OF FUND SHARES ***
LEHMAN MUNICIPAL BOND INDEX RETURN (REFLECTS NO             3.37%      4.30%               4.90%
DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Municipal Bond Index is a broad-based, total return index. The Index is comprised of 8,000 actual bonds. The bonds are all investment-grade, fixed-rate, long-term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the Index and weighted and updated monthly, with a one-month lag.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              4.50%*
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                         None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a         None
percentage of offering price)
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                              None
------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                           0.50%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                          0.25%
------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                    0.24%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                             0.99%
------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Class A Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.10%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.30% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.89%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.30% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.10%.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $101                        $315
                      ------------------------------------

                     FROST LOW DURATION MUNICIPAL BOND FUND

FUND INVESTMENT OBJECTIVE

The Frost Low Duration Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets, at the time of initial purchase, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment strategy may not be changed without shareholder approval.

The Fund primarily invests in securities that are of investment grade (rated in one of the four highest rating categories). The Fund may invest more than 25% of its total assets in bonds of issuers in Texas. The Adviser actively manages the portfolio, as well as the maturity of the Fund, and purchases securities which will, on average, mature in less than 5 years. The Fund tends to have an average duration within plus or minus one year of the Merrill Lynch 1-5 Year Municipal Bond Index. The Fund seeks to maintain a low duration, but may lengthen or shorten its duration within its target range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK - The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.


The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.


Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.


Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.


Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.


High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

                             2005                    (0.67)%
                             2006                     1.53%
                             2007                     2.94%

                         BEST QUARTER             WORST QUARTER
                             1.44%                   (1.27)%
                          (09/30/06)               (03/31/05)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE MERRILL LYNCH 1-5 YEAR U.S. MUNICIPAL SECURITIES INDEX.

                                                           1 YEAR          SINCE INCEPTION**
---------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    2.94%               1.08%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                  N/A                 N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE            N/A                 N/A
OF FUND SHARES ***
MERRILL LYNCH 1-5 YEAR U.S. MUNICIPAL SECURITIES            5.00%               2.97%
INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Inception Date is August 31, 2004.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year U.S. Municipal Securities Index is a subset of The Merrill Lynch U.S. Municipal Securities Index including all securities with a maturity greater than or equal to 1 year and less than 5 years. The Merrill Lynch U.S. Municipal Securities Index tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by a U.S. municipality in the U.S. domestic market.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              2.75%*
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                         None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a         None
percentage of offering price)
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                              None
------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                           0.50%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                          0.25%
------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                    0.38%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                             1.13%
------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Class A Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.20%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.40% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.93%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.40% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.20%.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $115                        $359
                      ------------------------------------

                     FROST KEMPNER TREASURY AND INCOME FUND

FUND INVESTMENT OBJECTIVE

The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in full faith and credit U.S. Treasury obligations. This investment policy can be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc. ("KCM"), tries to increase income without adding undue risk by analyzing yields. The Fund's investments include Treasury bonds, Treasury notes, Treasury Inflated Protection Securities and short-term U.S. government money market funds. In evaluating a security for the Fund's portfolio, KCM considers, among other factors, the security's interest rate, yield and maturity. KCM actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and KCM's outlook on the market.


The Fund may invest in full faith and credit money market instruments. The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions. Consistent with preservation of capital, a larger percentage of the Fund's net assets may be invested in cash or money market instruments in order to provide capital and reduce the magnitude of loss in a period of falling market prices.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

                             2007                    7.48%

                         BEST QUARTER             WORST QUARTER
                             3.51%                   (0.92)%
                          (09/30/07)               (06/30/07)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by KCM (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is November 30, 2006 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE LEHMAN BROTHERS TREASURY BOND INDEX.

                                                                      1 YEAR    SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                               7.48%                 5.19%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                             N/A                   N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                    N/A                   N/A
FUND SHARES ***
LEHMAN BROTHERS TREASURY BOND INDEX RETURN (REFLECTS NO DEDUCTION      9.01%                 7.46%
FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is November 30, 2006.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Treasury Bond Index is composed of all U.S. Treasury publicly issued obligations. It includes only notes and bonds with a minimum outstanding principal amount of $50 million and a minimum maturity of one year. Flower bonds are excluded. Total return consists of price appreciation/depreciation plus income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              3.00%*
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                         None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a         None
percentage of offering price)
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                              None
------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                          0.35%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                         0.25%
------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                   0.40%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                            1.00%
------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.30% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.30% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                      1 YEAR                      3 YEARS
                      ------------------------------------
                        $102                        $318
                      ------------------------------------

                        FROST LKCM MULTI-CAP EQUITY FUND


FUND INVESTMENT OBJECTIVE


The Frost LKCM Multi-Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation. The Fund may change its investment objective without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. The Fund may invest in companies of all market capitalizations.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings, above-average returns on shareholders' equity, underleveraged balanced sheets and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:


      o     Consistently high profitability;

      o     Strong balance sheets;

      o     Competitive advantages;

      o     High and/or improving financial returns;


      o     Free cash flow;

      o     Reinvestment opportunities; and

      o     Prominent market share positions.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through purchasing ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


Class A Shares of the Fund do not have a full calendar year of performance. Consequently, the bar chart shows the performance of the Fund's Institutional Class Shares from calendar year to calendar year and the performance table compares the average annual total returns of the Fund's Institutional Class Shares to those of a broad-based securities market index. The Fund's Institutional Class Shares are offered in a separate prospectus.(1/) Class A Shares of the Fund would have substantially similar performance as Institutional Class Shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the expenses of the Class A Shares are higher than the expenses of the Institutional Class Shares and, therefore, returns for the Class A Shares would be lower than those of the Institutional Class Shares.

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.

                             2003                    23.04%
                             2004                     3.62%
                             2005                     3.18%
                             2006                    10.50%
                             2007                     6.73%

                         BEST QUARTER             WORST QUARTER
                            13.34%                   (3.73)%
                          (06/30/03)               (09/30/04)

(1/) Institutional Class Shares of the Fund first became available when the Fund succeeded to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by LKCM (the "Predecessor Fund"). The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower. The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is July 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S INSTITUTIONAL CLASS SHARES' AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE S&P 500 INDEX.

                                                           1 YEAR    5 YEARS    SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    6.73%      9.18%               7.78%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                  N/A        N/A                 N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF         N/A        N/A                 N/A
FUND SHARES ***
S&P 500 INDEX RETURN (REFLECTS NO DEDUCTION FOR             5.49%     12.83%              11.21%
FEES, EXPENSES, OR TAXES)

* The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

**    The Performance Start Date is July 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Standard & Poor's 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The Index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, taxes, brokerage commissions, or other expenses of investing.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              5.75%*
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                         None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a         None
percentage of offering price)
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                              None
------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                          0.75%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                         0.25%
------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                   0.33%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                            1.33%
------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.60% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.60% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $135                        $421
                      ------------------------------------

                      FROST LKCM SMALL-MID CAP EQUITY FUND


FUND INVESTMENT OBJECTIVE


The Frost LKCM Small-Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation. The Fund may change its investment objective without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small- and mid-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund considers small- and mid-capitalization companies to be those companies with total market capitalizations between $1 billion and $7 billion at the time of initial purchase. The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:


      o     Consistently high profitability;

      o     Strong balance sheets;

      o     Competitive advantages;

      o     High and/or improving financial returns;


      o     Free cash flow;

      o     Reinvestment opportunities; and

      o     Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


PERFORMANCE INFORMATION


The Fund is new and, therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Class A Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)              5.75%*
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                         None
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a         None
percentage of offering price)
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)**                              None
------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. Class A Shares purchased without an initial sales charge may be subject to a contingent deferred sales charge if redeemed within 12 months of purchase. See "Sales Charges."


**    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


------------------------------------------------------------------------------------------------------------
                                                                                             CLASS A SHARES
------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                          0.90%
------------------------------------------------------------------------------------------------------------
Distribution (12b-1) Fees                                                                         0.25%
------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                   0.63%
------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                            1.78%
------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.80% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.80% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.


For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $181                        $560
                      ------------------------------------

MORE INFORMATION ABOUT RISK

The Funds are mutual funds. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Funds have investment goals and strategies for reaching these goals. The Funds' investment managers invest each Fund's assets in a way that they believe will help each Fund achieve its goals. Still, investing in the Funds involves risk and there is no guarantee that any Fund will achieve its goals. The judgments of the Funds' investment managers about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job a Fund's investment managers do, you could lose money on your investment in a Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities in which the Funds invest include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK-- The market value of the Funds' fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.


FOREIGN SECURITY RISK - The Funds' investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS


The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for the Fund to achieve its investment objective.


This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information, see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the Statement of Additional Information.

INVESTMENT ADVISER


Frost Investment Advisors, LLC, a Delaware limited liability corporation formed in 2007, serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of The Frost National Bank. The Adviser's principal place of business is located at 100 West Houston Street, 15th Floor Tower, San Antonio, Texas, 78205. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of April 1, 2008, the Adviser had approximately $1.4 billion in assets under management.

The Adviser oversees the sub-advisers to the Frost International Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost Kempner Treasury and Income Fund, the Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Fund (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") to ensure their compliance with the investment policies and guidelines of these Funds, and monitors each Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Advisers out of the advisory fee it receives from the Funds.

The Board of Trustees of the Trust (the "Board") supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.


For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. For its services under the Sub-Advisory Agreements, each Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser. The Adviser has voluntarily agreed to reduce its investment advisory fees for certain Funds as set forth below ("Voluntary Fee Reduction"). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding certain levels as set forth below ("Expense Limitation"). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund Operating Expenses and the expense limitation set forth below to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to the Voluntary Fee Reduction. The table below shows the rate of each Fund's investment advisory fee before the Adviser's voluntary reduction, the rate of the Adviser's voluntary fee reduction, and the investment advisory fee after the Voluntary Fee Reduction and the Adviser's voluntary expense limitation for each Fund.

---------------------------------------------------------------------------------------------------------------------------------
                                             ADVISORY FEE BEFORE             ADVISER'S
                                             VOLUNTARY FEE                   VOLUNTARY FEE   ADVISORY FEE AFTER       EXPENSE
FUND                                         REDUCTION                       REDUCTION       FEE REDUCTION            LIMITATION
---------------------------------------------------------------------------------------------------------------------------------
Frost Core Growth Equity Fund                0.80%                           0.15%           0.65%                    1.50%
---------------------------------------------------------------------------------------------------------------------------------
Frost Dividend Value Equity Fund             0.80%                           0.15%           0.65%                    1.50%
---------------------------------------------------------------------------------------------------------------------------------
Frost Kempner Multi-Cap Deep                 0.59%                           None            0.59%                    1.30%
Value Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
Frost Hoover Small-Mid Cap Equity            1.00% for assets up to $100     None            1.00% for assets up      1.80%
                                             million                                         to $100 million
                                             0.85% for assets over $100                      0.85% for assets
                                             million                                         over $100 million
---------------------------------------------------------------------------------------------------------------------------------
Frost International Equity Fund              0.95% for assets up to $150     None            0.95% for assets up      1.70%
                                             million                                         to $150 million
                                             0.90% for assets over $150                      0.90% for assets
                                             million                                         over $150 million
---------------------------------------------------------------------------------------------------------------------------------
Frost Low Duration Bond Fund                 0.50%                           0.20%           0.30%                    1.20%
---------------------------------------------------------------------------------------------------------------------------------
Frost Total Return Bond Fund                 0.50%                           0.10%           0.40%                    1.20%
---------------------------------------------------------------------------------------------------------------------------------
Frost Municipal Bond Fund                    0.50%                           0.10%           0.40%                    1.30%
---------------------------------------------------------------------------------------------------------------------------------
Frost Low Duration Municipal Bond Fund       0.50%                           0.20%           0.30%                    1.40%
---------------------------------------------------------------------------------------------------------------------------------
Frost Kempner Treasury and Income Fund       0.35%                           None            0.35%                    1.30%
---------------------------------------------------------------------------------------------------------------------------------
Frost LKCM Multi-Cap Equity Fund             0.75%                           None            0.75%                    1.60%
---------------------------------------------------------------------------------------------------------------------------------
Frost LKCM Small- Mid Cap Equity Fund        0.90%                           None            0.90%                    1.80%
---------------------------------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGERS


Ted Davis is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund. Mr. Davis joined The Frost National Bank, the parent company of the Adviser, in 1997 and has over 45 years of investment experience. He received a BA in economics from the University of Connecticut and a MBA in finance from Golden Gate University.

John Lutz, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund. Mr. Lutz joined The Frost National Bank, the parent company of the Adviser, in 1995 and has over 7 years of investment experience. He received a bachelor's degree in business administration from Texas A&M University and a master's degree in business administration from Our Lady of the Lake University.

Alan Tarver, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund. Mr. Tarver joined The Frost National Bank, the parent company of the Adviser, in 2002 and has over 12 years of investment experience. He received a bachelor of arts degree in economics from the University of Texas at Austin, a master's of international management from Thunderbird and a master's of business administration in finance from Arizona State University.

C. Murray Fichtner is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Fichtner joined The Frost National Bank, the parent company of the Adviser, in 1967 and has over 22 years of investment experience. He received a bachelor's of business administration degree from Texas A&M University.

Michael R. Brell, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Brell joined The Frost National Bank, the parent company of the Adviser, in 2002 and has over 15 years of investment experience. He received a B.A. with honors in international relations and a master's degree in business administration from St. Mary's University.

Ted Harper is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Harper joined The Frost National Bank, the parent company of the Adviser, in 2000 and has over 10 years of investment experience. He received a bachelor's degree in political science and economics from the University of Arizona.

Tom L. Stringfellow, CFA, CPA, is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund, the Frost Dividend Value Equity Fund, the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund and the Frost Low Duration Municipal Bond Fund. Mr. Stringfellow joined The Frost National Bank, the parent company of the Adviser, in 1980 and has over 27 years of investment experience. He received a bachelor's of arts degree in business administration from Southwest Texas State University and a master's degree in economics from St. Mary's University, and also a master's degree in business administration from Texas A&M University.

Jeffery Elswick is jointly and primarily responsible for the day-to-day management of the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund, and the Frost Low Duration Municipal Bond Fund. Mr. Elswick joined The Frost National Bank, the parent company of the Adviser, in 2006 and has over 13 years of investment experience. Prior to joining The Frost National Bank, Mr. Elswick served as a fixed income portfolio manager, analyst and trader at Capital One Financial Corporation from 2000 to 2006. He received a master of science in finance degree and a bachelor's of business administration degree from Texas A&M University.


SUB-ADVISERS


The Sub-Advisers for the Frost International Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost Kempner Treasury and Income Fund, the Frost Luther LKCM Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund are responsible for the day-to-day management of these Funds, subject to the general supervision of the Board and the Adviser and in accordance with the investment objectives, policies and restrictions of the Funds.

      o     FROST INTERNATIONAL EQUITY FUND


Thornburg Investment Management, Inc., a Delaware corporation established in 1982, serves as the sub-adviser to the Frost International Equity Fund. Thornburg's principal place of business is located at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico, 87501-2046. As of December 31, 2007, Thornburg had approximately $53 billion in assets under management. Thornburg is responsible for the day-to-day management of the Frost International Equity Fund's investments.

William Fries, CFA, is jointly and primarily responsible for the day-to-day management of the Frost International Equity Fund. Mr. Fries joined Thornburg in 1995 and has over 39 years of investment experience. He received a BS in Finance from the Pennsylvania State University and an MBA from Temple University.

Lei Wang, CFA, is jointly and primarily responsible for the day-to-day management of the Frost International Equity Fund. Mr. Wang joined Thornburg in 2004 and has over 9 years of investment experience. Prior to joining Thornburg, Mr. Wang served as an associate at Enso Capital from 2002 to 2004 and as an associate at Deutsche Bank Alex Brown Inc. from 2001 to 2002. He received an MA from East China Normal University and an MBA from New York University.

Wendy Trevisani is jointly and primarily responsible for the day-to-day management of the Frost International Equity Fund. Ms. Trevisani joined Thornburg in 1999 and has over 13 years of investment experience. She received a BA from Bucknell University and an MBA from Columbia University.

      o FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND AND FROST KEMPNER TREASURY AND INCOME FUND

Kempner Capital Management, Inc., a Texas corporation established in 1982, serves as the sub-adviser to the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. KCM's principal place of business is located at 2201 Market Street, 12th Floor, FNB Building Galveston, Texas, 77550-1503. As of December 31, 2007, KCM had approximately $586 million in assets under management. KCM is responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund's and the Frost Kempner Treasury and Income Fund's investments.

Harris L. Kempner, Jr. is jointly and primarily responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. Mr. Kempner has been KCM's President since the firm's inception in 1982. He was President of U.S. National Bancshares and Chief Investment Officer for Frost Bank of Galveston (formerly United States National
Bank) from 1969-1982. He received a BA from Harvard University in 1961 and an MBA from Stanford University in 1963.

R. Patrick Rowles is jointly and primarily responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. Mr. Rowles joined KCM as Executive Vice President in 1987. He has over 30 years of experience in the investment banking and investment advisory industry and was President of R. Patrick Rowles & Company from 1981-1987. He received a BBA from the University of Texas at Austin in 1961.

M. Shawn Gault is jointly and primarily responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. Mr. Gault is a Vice President and joined KCM in January 2001. He received an MBA from the University of Houston in 2000.

      o     FROST HOOVER SMALL-MID CAP EQUITY FUND

Hoover Investment Management Co., LLC, a Delaware limited liability company established in 1997, serves as the sub-adviser to the Frost Hoover Small-Mid Cap Equity Fund. Hoover's principal place of business is located at 600 California Street, Suite 550, San Francisco, California, 94108-2704. As of December 31, 2007, Hoover had approximately $1.8 billion in assets under management. Hoover is responsible for the day-to-day management of the Frost Hoover Small-Mid Cap Equity Fund's investments.

Irene G. Hoover, CFA, is primarily responsible for the management of the Frost Hoover Small-Mid Cap Equity Fund. She is the Chief Investment Officer and Senior Portfolio Manager of Hoover Investment Management and has over 30 years of investment experience. Ms. Hoover is the managing member of Hoover Investment Management and has been with the firm since its inception in 1997. Ms. Hoover holds a BA from Stanford University and an MA from Northwestern University.

      o     FROST LKCM MULTI-CAP EQUITY FUND AND FROST LKCM SMALL-MID CAP EQUITY
            FUND

Luther King Capital Management Corporation, a Delaware corporation established in 1979, serves as the sub-adviser to the Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. Luther King Capital Management's principal place of business is located at 301 Commerce Street, Suite 1600, Fort Worth, Texas, 76102. As of December 31, 2007, LKCM had approximately $7.7 billion in assets under management. LKCM is responsible for the day-to-day management of the Frost LKCM Multi-Cap Equity Fund's and the Frost LKCM Small-Mid Cap Equity Fund's investments.

J. Luther King, Jr. is jointly and primarily responsible for the day-to-day management of the Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. Mr. King has been President, Principal, and Portfolio Manager of Luther King Capital Management Corporation since 1979.

Steven R. Purvis is jointly and primarily responsible for the day-to-day management of the Frost LKCM Small-Mid Cap Equity Fund. Mr. Purvis has been a Portfolio Manager of Luther King Capital Management Corporation since 1996 and a Principal of the firm since 2003.

Paul W. Greenwell is jointly and primarily responsible for the day-to-day management of the Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. Mr. Greenwell has been a Portfolio Manager of Luther King Capital Management Corporation since 1983 and a Principal of the firm since 1986.

ADDITIONAL INFORMATION

A discussion regarding the basis for the Board's approval of the investment advisory contract with the Adviser and the sub-advisory contracts between the Adviser and each Sub-Adviser can be found in the Funds' Annual Report to Shareholders dated July 31, 2008.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Funds.

Class A Shares are for individual and retail investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund name.

REGULAR MAIL ADDRESS

Frost Funds
P.O. Box 219009
Kansas City, MO 64121

EXPRESS MAIL ADDRESS

DST Systems
c/o Frost Funds
430 W. 7th Street
Kansas City, MO 64105

BY WIRE


To open an account by wire, call 1-877-71-FROST for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS


UMB Bank, N.A.
ABA # 101000695
Frost Funds
DDA Acct. # 9871063178
Ref: Fund name/account number/account name


BY SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please refer to the application for further details.

MINIMUM INVESTMENTS

You can open an account with a Fund with a minimum initial investment of $2,500 or a minimum initial investment for IRA accounts of $1,500 for Class A Shares. Minimum subsequent investments are required to be at least $500. Systematic planned contributions are required to be at least $100.

HOW TO REDEEM FUND SHARES

BY MAIL

To redeem shares by mail, you may contact the Funds directly at: Frost Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Frost Funds, 430 West 7th Street, Kansas City, MO 64105). Please send a letter to the Funds signed by all registered parties on the account specifying:

      o     The Fund name;

      o     The account number;

      o     The dollar amount or number of shares you wish to redeem;

      o     The account name(s); and

      o     The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.


If you would like to have your sale proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing. The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of the shareholders. Before they grant a redemption request, the Funds may require a shareholder to furnish additional legal documents to ensure proper authorization.


BY TELEPHONE


You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-877-71-FROST to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you or send them to your bank via wire or Automated Clearing House ("ACH").


EXCHANGING SHARES

At no charge, you may exchange Class A Shares of a Fund for Class A Shares of another Fund in the Frost Funds complex by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."


TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE


When you buy shares, you pay the "offering price" for the shares. The offering price is the NAV per share plus any sales charge applicable to the purchase. When you sell shares you receive the NAV minus any applicable Contingent Deferred Sales Charges ("CDSC") and redemption fee.

You may buy or sell shares of a Fund on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Requests to buy and sell shares of a Fund are processed at the NAV next computed after the Fund receives and accepts your order. The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- each Fund will calculate NAV as of the earlier closing time.

The Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from a Fund through its transfer agent, you may also buy or sell shares of a Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

PAYMENT OF REDEMPTION PROCEEDS


Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (may be subject to a $15 fee). Each Fund will pay for all shares redeemed within seven days after it receives a redemption request in proper form, meaning that it is complete, contains all necessary information, and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.). A Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before it grants a redemption request, a Fund may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.


SALES CHARGES

FRONT-END SALES CHARGES - CLASS A SHARES


The offering price of Class A Shares is the NAV next calculated after a Fund receives and accepts your request, plus the front-end sales load. Selling dealers are normally reallowed 100% of the sales charge by SEI Investments Distribution Co. (the "Distributor"). The amount of any front-end sales charge included in your offering price for Class A Shares varies, depending on the amount of your investment.

The following is representative for the Frost Core Growth Equity Fund, the Frost Dividend Value Equity Fund, the Frost LKCM Multi-Cap Equity Fund, the Frost LKCM Small-Mid Cap Equity Fund, the Frost Hoover Small Mid-Cap Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost International Equity
Fund:

                                          YOUR SALES CHARGE
                                           AS A PERCENTAGE    YOUR SALES CHARGE AS
CLASS A SHARES   IF YOUR INVESTMENT IS:   OF OFFERING PRICE       A PERCENTAGE
-----------------------------------------------------------        OF YOUR NET
                                                                   INVESTMENT
----------------------------------------------------------------------------------
                 LESS THAN $50,000              5.75%                 6.10%
                 $50,000 BUT LESS THAN          4.75%                 4.99%
                 $100,000
                 $100,000 BUT LESS THAN         3.75%                 3.90%
                 $250,000
                 $250,000 BUT LESS THAN         2.75%                 2.83%
                 $500,000
                 $500,000 BUT LESS THAN         2.00%                 2.04%
                 $1,000,000
                 $1,000,000 AND OVER*           None                  None

The following is representative for the Frost Total Return Bond Fund and the Frost Municipal Bond Fund:

                                          YOUR SALES CHARGE
                                           AS A PERCENTAGE    YOUR SALES CHARGE AS
CLASS A SHARES   IF YOUR INVESTMENT IS:   OF OFFERING PRICE       A PERCENTAGE
-----------------------------------------------------------        OF YOUR NET
                                                                   INVESTMENT
----------------------------------------------------------------------------------
                 LESS THAN $100,000             4.50%                 4.71%
                 $100,000 BUT LESS THAN         3.75%                 3.90%
                 $250,000
                 $250,000 BUT LESS THAN         2.75%                 2.83%
                 $500,000
                 $500,000 BUT LESS THAN         2.00%                 2.04%
                 $1,000,000
                 $1,000,000 AND OVER*           None                  None

The following is representative for the Frost Low Duration Bond Fund and the Frost Kempner Treasury and Income Fund:

                                          YOUR SALES CHARGE
                                           AS A PERCENTAGE    YOUR SALES CHARGE AS
CLASS A SHARES   IF YOUR INVESTMENT IS:   OF OFFERING PRICE       A PERCENTAGE
-----------------------------------------------------------        OF YOUR NET
                                                                   INVESTMENT
----------------------------------------------------------------------------------
                 LESS THAN $100,000             3.00%                 3.09%
                 $100,000 BUT LESS THAN         2.75%                 2.83%
                 $250,000
                 $250,000 BUT LESS THAN         2.50%                 2.56%
                 $500,000
                 $500,000 BUT LESS THAN         2.00%                 2.04%
                 $1,000,000
                 $1,000,000 AND OVER*           None                  None

The following is representative for the Frost Low Duration Municipal Bond Fund:

                                          YOUR SALES CHARGE
                                           AS A PERCENTAGE    YOUR SALES CHARGE AS
CLASS A SHARES   IF YOUR INVESTMENT IS:   OF OFFERING PRICE       A PERCENTAGE
-----------------------------------------------------------        OF YOUR NET
                                                                   INVESTMENT
----------------------------------------------------------------------------------
                 LESS THAN $100,000             2.75%                 2.83%
                 $100,000 BUT LESS THAN         2.50%                 2.56%
                 $250,000
                 $250,000 BUT LESS THAN         2.25%                 2.30%
                 $500,000
                 $500,000 BUT LESS THAN         2.00%                 2.04%
                 $1,000,000
                 $1,000,000 AND OVER*           None                  None

* IF YOU ARE IN A CATEGORY OF INVESTORS WHO MAY PURCHASE FUND SHARES WITHOUT A FRONT-END SALES CHARGE, YOU WILL BE SUBJECT TO A 1.00% DEFERRED SALES CHARGE IF YOU REDEEM YOUR SHARES WITHIN 12 MONTHS OF PURCHASE.

You may qualify for reduced sales charges or sales charge waivers. If you believe that you may qualify for a reduction or waiver of the sales charge, you should discuss this matter with your broker or other financial intermediary. To qualify for these reductions or waivers, you or your financial intermediary must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment. This information could be used to aggregate, for example, holdings in retirement accounts, Fund shares owned by your immediate family members, and holdings in accounts at other brokers or financial intermediaries. In addition to breakpoint discounts, the following sections describe other circumstances in which sales charges are waived or otherwise may be reduced. See "Reduced Sales Charges" below.


WAIVER OF FRONT-END SALES CHARGE - CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased:

o     through reinvestment of dividends and distributions;

o through an asset allocation account advised by the Adviser or one of its affiliates;

o by persons repurchasing shares they redeemed within the last 90 days (see "Repurchase of Class A Shares");

o by investors who purchase shares with redemption proceeds (but only to the extent of such redemption proceeds) from another investment company within 90 days of such redemption, provided that the investors paid either a front-end or contingent deferred sales charge on the original shares redeemed;

o by employees, and members of their immediate family, of the Adviser and its affiliates;


o     by retirees of the Adviser and its affiliates;

o by employees and retirees of the SEI Investments Global Funds Services (the "Administrator") or the Distributor;


o     by Trustees and officers of The Advisors' Inner Circle Fund II;

o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with the Adviser;

o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with the Adviser acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

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

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 90 days. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 90 days of your redemption. In addition, you must notify the Fund when you send in your purchase order that you are repurchasing shares. Certain tax rules may limit your ability to recognize a loss on the redemption of your Class A Shares, and you should consult your tax advisor if recognizing such a loss is important to you.

REDUCED SALES CHARGE - CLASS A SHARES


In addition to the above described reductions in front-end sales charges for purchases over a certain dollar size, you may also be eligible to participate in one or more of the programs described below to lower your initial sales charge. To be eligible to participate in these programs, you must inform your broker-dealer or financial advisor at the time you purchase shares that you would like to participate in one or more of the programs and provide information necessary to determine your eligibility to participate, including the account number(s) and names in which your accounts are registered at the time of purchase. In addition, a Fund or its agent may request account statements if it is unable to verify your account information.


RIGHTS OF ACCUMULATION


In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. A Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. If your investment qualifies for a reduced sales load due to accumulation of purchases, you must notify DST Systems, Inc. (the "Transfer Agent") at the time of purchase of the existence of other accounts and/or holdings eligible to be aggregated to reduce or eliminate the sales load. You may be required to provide records, such as account statements, regarding the Fund shares held by you or related accounts at a Fund or at other financial intermediaries in order to verify your eligibility for a breakpoint discount. You will receive the reduced sales load only on the additional purchases and not retroactively on previous purchases. The Funds may amend or terminate this right of accumulation at any time.


LETTER OF INTENT


You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. Each Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, shares of the Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge on the purchase of Class A Shares based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases, you may include in your Letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the


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date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.


You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize a Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase of Class A Shares at the end of the 13-month period, the Funds' Transfer Agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).


COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE

When calculating the appropriate sales charge rate, a Fund will combine same-day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.


PURCHASERS QUALIFYING FOR REDUCTIONS IN FRONT-END SALES CHARGES


Only certain persons or groups are eligible for the reductions in initial sales charges described in the preceding section. These qualified purchasers include the following:

INDIVIDUALS
-----------

o an individual, his or her spouse, or children residing in the same household;

o     any trust established exclusively for the benefit of an individual;

TRUSTEES AND FIDUCIARIES
------------------------

o a trustee or fiduciary purchasing for a single trust, estate or fiduciary account; and

OTHER GROUPS
------------

o any organized group of persons, whether or not incorporated, purchasing Fund shares, provided that (i) the organization has been in existence for at least six months; and (ii) the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.


Investors or dealers seeking to qualify orders for a reduced front-end sales charge must identify such orders at the time of purchase and, if necessary, support their qualification for the reduced charge with appropriate documentation. Appropriate documentation includes, without limitation, account statements regarding shares of a Fund held in all accounts (E.G., retirement accounts) by the investor, and, if applicable, his or her spouse and children residing in the same household, including accounts at broker-dealers or other financial intermediaries different than the broker-dealer of record for the current purchase of Fund shares. The Distributor reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing, to the reduced initial sales charge. No person or entity may distribute shares of the Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

CONTINGENT DEFERRED SALES CHARGES (CDSC) - CLASS A SHARES

You will not pay a front-end sales charge if you purchase $1,000,000 or more of Class A Shares. However, you may pay a CDSC of 1.00% on any shares you sell within 12 months after your purchase. The CDSC will be based on the lesser of
(1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after the Fund receives your redemption request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never


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


pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of Class A Shares of one Fund for Class A Shares of another Fund.


GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. From time to time, some financial institutions, including brokerage firms affiliated with the Adviser or the Distributor, may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals and lodgings, and gifts that do not exceed $100 per year, per individual.

IN-KIND TRANSACTIONS

Under certain conditions and at the Funds' discretion, you may pay for shares of the Funds with securities instead of cash. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares. The Funds will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your Frost International Equity Fund shares are redeemed for this reason within 30 calendar days of their purchase, the redemption fee will not be applied.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions it reasonably believes to be genuine. If you or your financial intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss.

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

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

DISTRIBUTION OF FUND SHARES


The Funds have adopted a distribution plan for Class A Shares that allows the Funds to pay distribution for the sale and distribution of their shares, and for distributor services provided to shareholders. Because these fees are paid out of the Funds' assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual distribution fee for Class A Shares is 0.25%.


SHAREHOLDER SERVICING ARRANGEMENTS


The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of the Funds that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of a Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or their affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.


PAYMENTS TO FINANCIAL INTERMEDIARIES


From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments may be in addition to any Rule 12b-1 fees and/or shareholder servicing payments that are reflected in the fees and expenses listed in the fee table section of this prospectus. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by the U.S. Securities and Exchange Commission ("SEC") and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Funds' Statement of Additional Information.


The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES


The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Funds indirectly invest in foreign securities traded primarily on markets that close prior to the time the Funds determine their NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than Funds investing exclusively in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of their Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.


For more information on how the Funds use fair value pricing, see "Calculating Your Share Price." The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:


o Shareholders are restricted from making more than five "round trips," including exchanges into or out of a Fund, per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

o The Frost International Equity Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 30 calendar days (subject to certain exceptions as discussed in "Redemption Fee").

o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser/Sub-Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.


The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds' market-timing policy; (2) furnish the Funds, upon its request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds' market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.


REDEMPTION FEE


In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of such trading, the Frost International Equity Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 30 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to the exchange of shares or shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.


The Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 30 calendar day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, each Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, each Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied. You will not be entitled to recover any sales charges paid in connection with your purchase of Fund Shares.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS


Normally, the Frost Core Growth Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost International Equity Fund, the Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. Normally, the Frost Dividend Value Equity Fund, the Frost Low Duration Bond Fund, the Frost Total Return Fund, the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund and the Frost Kempner Treasury and Income Fund each distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


Each Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Funds will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-877-71-FROST to find out when a Fund expects to make a distribution to shareholders.


Each sale of shares of a Fund may be a taxable event. A sale may result in a capital gain or loss to you. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

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

The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                        THE ADVISORS INNER CIRCLE FUND II

                                   FROST FUNDS

INVESTMENT ADVISER


Frost Investment Advisors, LLC
100 West Houston Street, 15th Floor Tower
San Antonio, Texas 78205-1414


SUB-ADVISERS

Thornburg Investment Management, Inc.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico, 87501-2046


Kempner Capital Management, Inc.
2201 Market Street, 12th Floor FNB Building
Galveston, Texas, 77550-1503


Hoover Investment Management Co., LLC
600 California Street, Suite 550
San Francisco, California, 94108-2704


Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, Texas, 76102-4140


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Funds and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Funds' portfolio managers about investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.


TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUNDS DO NOT HAVE A WEBSITE):


BY TELEPHONE:  1-877-71-FROST


BY MAIL:       Frost Funds
               P.O. Box 219009
               Kansas City, MO 64121-9009

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.


                                                                 FIA-PS-002-0100

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS
                                  APRIL 1, 2008


                          FROST CORE GROWTH EQUITY FUND
                        FROST DIVIDEND VALUE EQUITY FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                     FROST HOOVER SMALL-MID CAP EQUITY FUND
                         FROST INTERNATIONAL EQUITY FUND
                          FROST LOW DURATION BOND FUND
                          FROST TOTAL RETURN BOND FUND
                            FROST MUNICIPAL BOND FUND
                     FROST LOW DURATION MUNICIPAL BOND FUND
                     FROST KEMPNER TREASURY AND INCOME FUND
                        FROST LKCM MULTI-CAP EQUITY FUND
                      FROST LKCM SMALL-MID CAP EQUITY FUND


                           INSTITUTIONAL CLASS SHARES

                               INVESTMENT ADVISER:
                         FROST INVESTMENT ADVISORS, LLC

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


The Frost Core Growth Equity Fund, the Frost Dividend Value Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost International Equity Fund, the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund, the Frost Kempner Treasury and Income Fund, the Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund (each, a "Fund," and collectively, the "Funds") are each a separate series of The Advisors' Inner Circle Fund II (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios each have individual investment goals and strategies. This prospectus gives you important information about the Institutional Class Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about each Fund, please see:


                                                                         PAGE
      FROST CORE GROWTH EQUITY FUND
           FUND INVESTMENT OBJECTIVE ..............................      1
           PRINCIPAL INVESTMENT STRATEGIES ........................      1
           PRINCIPAL RISKS OF INVESTING IN THE FUND ...............      2
           PERFORMANCE INFORMATION ................................      3
           FUND FEES AND EXPENSES .................................      5
      FROST DIVIDEND VALUE EQUITY FUND
           FUND INVESTMENT OBJECTIVE ..............................      7
           PRINCIPAL INVESTMENT STRATEGIES ........................      7
           PRINCIPAL RISKS OF INVESTING IN THE FUND ...............      7
           PERFORMANCE INFORMATION ................................      8
           FUND FEES AND EXPENSES .................................      11
      FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
           FUND INVESTMENT OBJECTIVE ..............................      13
           PRINCIPAL INVESTMENT STRATEGIES ........................      13
           PRINCIPAL RISKS OF INVESTING IN THE FUND ...............      13
           PERFORMANCE INFORMATION ................................      14
           FUND FEES AND EXPENSES .................................      17
      FROST HOOVER SMALL-MID CAP EQUITY FUND
           FUND INVESTMENT OBJECTIVE ..............................      18
           PRINCIPAL INVESTMENT STRATEGIES ........................      18
           PRINCIPAL RISKS OF INVESTING IN THE FUND ...............      19
           PERFORMANCE INFORMATION ................................      19
           FUND FEES AND EXPENSES .................................      22
      FROST INTERNATIONAL EQUITY FUND
           FUND INVESTMENT OBJECTIVE ..............................      24
           PRINCIPAL INVESTMENT STRATEGIES ........................      24
           PRINCIPAL RISKS OF INVESTING IN THE FUND ...............      25
           PERFORMANCE INFORMATION ................................      27
           FUND FEES AND EXPENSES .................................      29
      FROST LOW DURATION BOND FUND
           FUND INVESTMENT OBJECTIVE ..............................      31
           PRINCIPAL INVESTMENT STRATEGIES ........................      31

           PRINCIPAL RISKS OF INVESTING IN THE FUND ...............      31
           PERFORMANCE INFORMATION ................................      33
           FUND FEES AND EXPENSES .................................      35
      FROST TOTAL RETURN BOND FUND
           FUND INVESTMENT OBJECTIVE ..............................      37
           PRINCIPAL INVESTMENT STRATEGIES ........................      37
           PRINCIPAL RISKS OF INVESTING IN THE FUND ...............      37
           PERFORMANCE INFORMATION ................................      38
           FUND FEES AND EXPENSES .................................      41
      FROST MUNICIPAL BOND FUND
           FUND INVESTMENT OBJECTIVE ..............................      43
           PRINCIPAL INVESTMENT STRATEGIES ........................      43
           PRINCIPAL RISKS OF INVESTING IN THE FUND ...............      43
           PERFORMANCE INFORMATION ................................      45
           FUND FEES AND EXPENSES .................................      47
      FROST LOW DURATION MUNICIPAL BOND FUND
           FUND INVESTMENT OBJECTIVE ..............................      49
           PRINCIPAL INVESTMENT STRATEGIES ........................      49
           PRINCIPAL RISKS OF INVESTING IN THE FUND ...............      49
           PERFORMANCE INFORMATION ................................      51
           FUND FEES AND EXPENSES .................................      53
      FROST KEMPNER TREASURY AND INCOME FUND
           FUND INVESTMENT OBJECTIVE ..............................      55
           PRINCIPAL INVESTMENT STRATEGIES ........................      55
           PRINCIPAL RISKS OF INVESTING IN THE FUND ...............      55
           PERFORMANCE INFORMATION ................................      56
           FUND FEES AND EXPENSES .................................      58
      FROST LKCM MULTI-CAP EQUITY FUND
           FUND INVESTMENT OBJECTIVE ..............................      59
           PRINCIPAL INVESTMENT STRATEGIES ........................      59
           PRINCIPAL RISKS OF INVESTING IN THE FUND ...............      59
           PERFORMANCE INFORMATION ................................      60
           FUND FEES AND EXPENSES .................................      62
      FROST LKCM SMALL-MID CAP EQUITY FUND
           FUND INVESTMENT OBJECTIVE ..............................      63
           PRINCIPAL INVESTMENT STRATEGIES ........................      63
           PRINCIPAL RISKS OF INVESTING IN THE FUND ...............      63
           PERFORMANCE INFORMATION ................................      64
           FUND FEES AND EXPENSES .................................      65
      MORE INFORMATION ABOUT RISK .................................      66
      MORE INFORMATION ABOUT FUND INVESTMENTS .....................      67
      INFORMATION ABOUT PORTFOLIO HOLDINGS ........................      67
      INVESTMENT ADVISER ..........................................      67
      SUB-ADVISERS ................................................      69
      PURCHASING, SELLING AND EXCHANGING FUND SHARES ..............      72
      SHAREHOLDER SERVICING ARRANGEMENTS ..........................      77
      PAYMENTS TO FINANCIAL INTERMEDIARIES ........................      77
      OTHER POLICIES ..............................................      78
      DIVIDENDS AND DISTRIBUTIONS .................................      80
      TAXES .......................................................      81
      HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS ..............   Back Cover

                          FROST CORE GROWTH EQUITY FUND

FUND INVESTMENT OBJECTIVE

The Frost Core Growth Equity Fund (the "Fund") seeks to achieve long-term capital appreciation. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund intends to invest in companies that Frost Investment Advisors, LLC (the "Adviser") believes will have growing revenues and earnings. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser performs in-depth analyses of company fundamentals and industry dynamics to identify companies displaying strong earnings and revenue growth relative to the overall market or relative to their peer group, improving returns on equity and a sustainable competitive advantage.

The Adviser focuses on a number of factors to assess the growth potential of individual companies, such as:

      o     Historical and expected organic revenue growth rates;

      o     Historical and expected earnings growth rates;

      o     Signs of accelerating growth potential;

      o     Positive earnings revisions;

      o     Earnings momentum;

      o     Improving margin and return on equity trends; and

      o     Positive price momentum.

When an attractive growth opportunity is identified, the Adviser seeks to independently develop an intrinsic valuation for the stock. The Adviser believes that the value of a company is determined by discounting the company's future cash flows or earnings. Valuation factors considered in identifying securities for the Fund's portfolio include:

      o     Price/earnings ratio;

      o     Price/sales ratio;

      o     Price/earnings to growth ratio;

      o Enterprise value/earnings before interest, taxes, depreciation and amortization;


      o     Enterprise value/sales;


      o     Price/cash flow;

      o     Balance sheet strength; and

      o     Returns on equity and returns on invested capital.

The Adviser also seeks to understand a firm's competitive position and the industry dynamics in which the firm operates. The Adviser assesses industry growth potential, market share opportunities, cyclicality and pricing power. Further analysis focuses on corporate governance and management's ability to create value for shareholders.

The Adviser augments its independent fundamental research process with quantitative screens and models. The models are derived from proprietary research or securities industry research studies and score companies based upon a number of fundamental factors. The Adviser uses quantitative analysis to provide an additional layer of objectivity, discipline and consistency to its equity research process. This quantitative analysis complements the fundamental analyses that the Adviser conducts on companies during its stock selection process.


The Fund seeks to buy and hold securities for the long term and seeks to keep portfolio turnover to a minimum. However, the Adviser may sell a security if its price exceeds the Adviser's assessment of its fair value or in response to a negative company event, a change in management, poor relative price performance, achieved fair valuation, or a deterioration in a company's business prospects, performance or financial strength.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

GROWTH STYLE RISK- The price of equity securities rises and falls in response to many factors, including the historical and prospective earnings of the issuer of the stock, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. The Fund may invest in securities of companies that the Adviser believes have superior prospects for robust and sustainable growth of revenues and earnings. These may be companies with new, limited or cyclical product lines, markets or financial resources, and the management of such companies may be dependent upon one or a few key people. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The performance shown below is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses for Institutional Class Shares of the Fund. The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.(1/)


This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.


                             2003            24.60%
                             2004             7.99%
                             2005             4.20%
                             2006             9.91%
                             2007            12.20%

                         BEST QUARTER    WORST QUARTER
                            14.09%          (4.98)%
                          (06/30/03)       (03/31/03)

(1/) The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE S&P 500/CITIGROUP GROWTH INDEX.


                                                                                      SINCE PERFORMANCE
                                                                   1 YEAR   5 YEARS     START DATE**
-------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                           12.20%    11.57%         6.17%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                          N/A       N/A           N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF                 N/A       N/A           N/A
FUND SHARES ***
S&P 500/CITIGROUP GROWTH INDEX RETURN (REFLECTS NO                  9.13%    10.74%         6.19%
DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Fund's benchmark index is the S&P 500/Citigroup Growth Index. The S&P 500/Citigroup Growth Index, along with its counterpart, the S&P 500/Citigroup Value Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Growth and Value Indexes respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Growth Index is defined by its relationship to the S&P 500 Index.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P Index 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------------------
                                                                        INSTITUTIONAL CLASS
                                                                              SHARES
-------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                               None
(as a percentage of offering price)
-------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                           None
(as a percentage of net asset value)
-------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested                              None
Dividends and Other Distributions (as a
percentage of offering price)
-------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed,                            None
if applicable)*
-------------------------------------------------------------------------------------------


*     Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-------------------------------------------------------------------------------------------
                                                                INSTITUTIONAL CLASS SHARES
-------------------------------------------------------------------------------------------
Investment Advisory Fees                                                  0.80%
-------------------------------------------------------------------------------------------
Other Expenses*                                                           0.18%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                    0.98%
-------------------------------------------------------------------------------------------

* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.

** The actual Total Annual Fund Operating Expenses for Institutional Class Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.15%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.25% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.83%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.25% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.15%.

For more information about Investment Advisory Fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                           ---------------------------
                           1 YEAR              3 YEARS
                           ---------------------------
                            $100                 $312
                           ---------------------------

                        FROST DIVIDEND VALUE EQUITY FUND

FUND INVESTMENT OBJECTIVES

The Frost Dividend Value Equity Fund (the "Fund") seeks long-term capital appreciation and current income. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of companies that pay, or are expected to pay, dividends. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund will generally invest in equity securities of domestic companies, but may also invest in equity securities of foreign companies and American Depositary Receipts ("ADRs"). The Adviser expects that the Fund's investments in foreign companies will normally represent less than 30% of the Fund's assets.

The Adviser seeks to identify and invest in companies that are selling at a discount to their intrinsic value, have a dividend that is growing at least as fast as inflation and whose yield is greater than the market or its sector average. The Adviser considers dividends to be a significant component of total long-term equity returns and believes that the intrinsic value of a company is the present value of its cash flows or earnings. To analyze a firm's future cash flows and its sustainability, the Adviser analyzes a firm's dividend history, its competitive position and the industry dynamics in which the firm operates.

The Adviser employs both quantitative and qualitative analyses to select companies that have capital appreciation and dividend growth potential, with a focus on the following stock characteristics:


      o Attractive valuation based on intrinsic, absolute and relative value;


      o     Dividend yields greater than the market or their sector;

      o History of growing dividends with the likelihood of sustainable growth of dividends;

      o Attractive business models that generate the necessary cash flow to cover and sustain the dividend and its growth; and

      o     Sound balance sheets.


The Adviser seeks to manage the Fund in a tax-efficient manner by having low portfolio turnover. The Adviser has disciplines in place that serve as sell signals, such as if the price of the security exceeds the Adviser's assessment of its fair value or in response to dividend yield declining below the Adviser's yield objective, a negative company event, a change in management, poor relative price performance, or a deterioration in a company's business prospects, performance or financial strength.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


INVESTMENT STYLE RISK - The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The performance shown below is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses for Institutional Class Shares of the Fund. The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.(1/)

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.


                             2003            21.39%
                             2004            14.12%
                             2005             9.22%
                             2006            21.76%
                             2007             9.62%

                         BEST QUARTER    WORST QUARTER
                            13.09%          (5.20)%
                          (06/30/03)       (03/31/03)

(1/) The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE S&P 500/CITIGROUP VALUE INDEX.


                                                                                          SINCE PERFORMANCE
                                                                       1 YEAR   5 YEARS      START DATE**
-----------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                                9.62%    15.09%         9.36%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                              N/A       N/A           N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ***     N/A       N/A           N/A
S&P 500/CITIGROUP VALUE INDEX RETURN                                    1.99%    14.97%         9.41%
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Fund's benchmark index is the S&P 500/Citigroup Value Index. The S&P 500/Citigroup Value Index, along with its counterpart, the S&P 500/Citigroup Growth Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Value and Growth Indexes respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Value Index is defined by its relationship to the S&P 500 Index.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------------------
                                                                        INSTITUTIONAL CLASS
                                                                              SHARES
-------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases                               None
(as a percentage of offering price)
-------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                           None
(as a percentage of net asset value)
-------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested                              None
Dividends and Other Distributions (as a percentage
of offering price)
-------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*            None
-------------------------------------------------------------------------------------------


*     Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-------------------------------------------------------------------------------------------
                                                                INSTITUTIONAL CLASS SHARES
-------------------------------------------------------------------------------------------
Investment Advisory Fees                                                  0.80%
-------------------------------------------------------------------------------------------
Other Expenses*                                                           0.19%
-------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                    0.99%
-------------------------------------------------------------------------------------------

* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.

** The actual Total Annual Fund Operating Expenses for Institutional Class Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.15%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.25% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.84%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.25% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.15%.

For more information about Investment Advisory Fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                           ---------------------------
                           1 YEAR              3 YEARS
                           ---------------------------
                            $101                 $315
                           ---------------------------

                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND


FUND INVESTMENT OBJECTIVE


The Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund") seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. The Fund may change its investment objective without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs").


In selecting securities for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc., ("KCM") utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The securities purchased are frequently out of favor with or have been ignored by the investment community market and thus provide the opportunity to purchase at prices significantly below their true value. KCM analyzes securities on an individual, bottom-up basis, to determine which securities can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.


KCM selects securities for the Fund's portfolio based on individual stocks rather than on industries or industry groups. KCM screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. KCM considers it unrealistic for it to be able to purchase a stock at its bottom, and as a result, KCM purchases securities for the Fund's portfolio gradually, averaging down. KCM also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, KCM seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


INVESTMENT STYLE RISK - The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by KCM (the "Predecessor Fund"). The performance shown below is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses for Institutional Class Shares of the Fund. The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.(1/)


This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.


                             2003            25.88%
                             2004            14.25%
                             2005             1.16%
                             2006            15.57%
                             2007            (3.00)%

                         BEST QUARTER    WORST QUARTER
                            16.27%          (9.41)%
                          (06/30/03)       (12/31/07)

(1/) The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is July 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE S&P 500/CITIGROUP VALUE INDEX AND THE LIPPER MULTI-CAP VALUE FUNDS INDEX.


                                                                                           SINCE PERFORMANCE
                                                                        1 YEAR   5 YEARS      START DATE**
------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                               (3.00)%    10.28%          8.54%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                              N/A        N/A            N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES ***     N/A        N/A            N/A
S&P 500/CITIGROUP VALUE INDEX RETURN                                    1.99%     14.97%         10.76%
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
LIPPER MULTI-CAP VALUE FUNDS INDEX RETURN                              (1.04)%    13.45%         11.94%
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**    The Performance Start Date is July 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Fund's benchmark index is the S&P 500/Citigroup Value Index. The S&P 500/Citigroup Value Index, along with its counterpart the S&P 500/Citigroup Growth Index, were introduced in December 2005. Previously, these indices were known as the S&P 500/Barra Value and Growth Indexes respectively. These indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third being allocated to both the growth and value index. The S&P 500/Citigroup Value Index is defined by its relationship to the S&P 500 Index.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large-cap universe. Companies included in the index are selected by the S&P Index Committee, a team of analysts and economists at Standard & Poor's. The S&P 500 Index is a market-value weighted index - each stock's weight in the index is proportionate to its market value.

Additionally the Fund may be compared to the Lipper Multi-Cap Value Funds Index, which includes the 30 largest multi-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------------------------
                                                                             INSTITUTIONAL CLASS
                                                                                    SHARES
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of                 None
offering price)
-------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)            None
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other                None
Distributions (as a percentage of offering price)
-------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                  None
-------------------------------------------------------------------------------------------------


*    Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-------------------------------------------------------------------------------------------------
                                                                      INSTITUTIONAL CLASS SHARES
-------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                         0.59%
-------------------------------------------------------------------------------------------------
Other Expenses*                                                                  0.19%
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                           0.78%
-------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.05% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.05% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.

For more information about Investment Advisory Fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                   -----------------------------------------
                   1 YEAR                            3 YEARS
                   -----------------------------------------
                    $80                               $249
                   -----------------------------------------

                     FROST HOOVER SMALL-MID CAP EQUITY FUND


FUND INVESTMENT OBJECTIVE


The Frost Hoover Small-Mid Cap Equity Fund (the "Fund") seeks to maximize total return. The Fund may change its investment objective without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small- and mid-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund considers small- and mid-capitalization companies to be those companies with total market capitalizations between $1 billion and $10 billion at the time of initial purchase.

The Fund intends to invest in companies that the Fund's sub-adviser, Hoover Investment Management Co., LLC ("Hoover") believes are undervalued, profitable, and capable of generating significant cash flow. Hoover looks for companies with attractive valuations that are temporarily going unnoticed by investors, but which it believes will ultimately experience positive changes in revenues, gross operating margins or financial structure. In particular, Hoover seeks to identify companies that are not currently in favor with Wall Street and possess a catalyst for growth. Moreover, Hoover will focus on securities of companies displaying the following characteristics:


      o     Dominance in a specific industry;

      o     Well-defined growth strategies;

      o     Financial strength; and

      o     Experienced management.

In addition to company specific research, Hoover also performs top-down industry analyses to determine out-of-favor and overlooked industries that are experiencing positive changes, thereby accelerating the prospects for companies in those industries. Hoover also analyzes long-term societal trends to identify potential investments and confirm that current investments are likely to benefit from market conditions.


Hoover's ultimate purchase decisions are based on the following three factors: whether a company is a high quality business; whether a security can be purchased at a compelling value; and whether a company possesses a catalyst which will propel both earnings acceleration and market recognition in the next 18 months.


The Fund is not required to dispose of a security simply because the issuing company is no longer within the capitalization range. However, it may sell stocks for the following reasons:

      o     The stock reaches the target price set by Hoover;

      o     The stock reaches overvaluation as determined by Hoover;

      o     The fundamentals of the stock have deteriorated; or

      o     A more attractively valued alternative is available for purchase.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by Hoover (the "Predecessor Fund"). The performance shown below is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses for Institutional Class Shares of the Fund. The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.(1/)

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.


                    2003                      33.07%
                    2004                      20.60%
                    2005                       8.41%
                    2006                       9.29%
                    2007                       8.03%

                 BEST QUARTER                WORST QUARTER
                   14.92%                       (8.43)%
                 (06/30/03)                   (06/30/06)

(1/) The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE RUSSELL 2500 INDEX.

                                                       1 YEAR    5 YEARS   SINCE PERFORMANCE START DATE**
----------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                8.03%     15.48%                10.03%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***              N/A        N/A                   N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS                 N/A        N/A                   N/A
AND SALE OF FUND SHARES ***
RUSSELL 2500 INDEX RETURN (REFLECTS NO                  1.38%     16.99%                11.02%
DEDUCTION FOR FEES, EXPENSES, OR TAXES)


* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2500 Index is a broad-based securities index featuring 2,500 stocks that cover the small-cap and mid-cap market capitalizations. The Russell 2500 Index is a market cap weighted index that includes the smallest 2,500 companies in the Russell 3000 universe of the United States based listed equities.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------------------------
                                                                             INSTITUTIONAL CLASS
                                                                                    SHARES
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of                None
offering price)
-------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)           None
-------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other               None
Distributions (as a percentage of offering price)
-------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                 None
-------------------------------------------------------------------------------------------------


*     Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-------------------------------------------------------------------------------------------------
                                                                     INSTITUTIONAL CLASS SHARES
-------------------------------------------------------------------------------------------------
Investment Advisory Fees*                                                      0.99%
-------------------------------------------------------------------------------------------------
Other Expenses**                                                               0.22%
-------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses***                                        1.21%
-------------------------------------------------------------------------------------------------

* The Fund pays the Adviser compensation at an annual rate as follows: 1.00% on the first $100 million of average daily net assets and 0.85% on average daily net assets in excess of $100 million.

** Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.

*** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.55% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.55% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.

For more information about Investment Advisory Fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                    ----------------------------------------
                    1 YEAR                          3 YEARS
                    ----------------------------------------
                     $123                            $384
                    ----------------------------------------

                         FROST INTERNATIONAL EQUITY FUND

FUND INVESTMENT OBJECTIVE

The Frost International Equity Fund (the "Fund") seeks to achieve long-term capital appreciation and current income. The Fund may change its investment objectives without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of non-U.S. issuers. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants or other similar publicly traded securities. The Fund may also purchase American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs").


The Fund's investments are ordinarily diversified among regions, countries and currencies, as determined by its sub-adviser, Thornburg Investment Management Inc. ("Thornburg"). Thornburg intends to invest on an opportunistic basis when it believes there is intrinsic value. The Fund's principal focus will be on traditional or "basic" value stocks. However, the portfolio may include stocks that, in Thornburg's opinion, provide value in a broader or different context. The relative proportions of these different types of securities will vary over time. The Fund ordinarily invests in stocks that may be undervalued or reflect unfavorable market perceptions of company or industry fundamentals. The Fund may invest in companies of any size.


Debt securities will be considered for investment when Thornburg believes them to be more attractive than equity alternatives. The Fund may purchase debt securities of any maturity and quality. The Fund evaluates currency risk on a stock-by-stock basis. The Fund will hedge currency exposure utilizing forward contracts if deemed appropriate by the portfolio management team. Currency hedging, if utilized, is to protect the investment thesis for a given stock from being significantly undermined by dollar/foreign currency fluctuations when we perceive currency risk to be high.


Thornburg primarily uses individual company and industry analysis to make investment decisions. Value, for purposes of Thornburg's selection criteria, relates to both current and projected measures. Among the specific factors considered by Thornburg in identifying undervalued securities for inclusion in the Fund's portfolio are:


      o     price/earnings ratio

      o     price/book value

      o     price/cash flow ratio

      o     debt/capital ratio

      o     dividend yield

      o     security and consistency of revenue stream

      o     undervalued assets

      o     relative earnings growth potential

      o     industry growth potential

      o     industry leadership

      o     dividend growth potential

      o     franchise value

      o     potential for favorable developments

      The Fund typically makes equity investments in the following three types of companies:

      o BASIC VALUE companies which, in Thornburg's opinion, are financially sound companies with well established businesses whose stock is selling at low valuations relative to the companies' net assets or potential earning power.

      o CONSISTENT EARNER companies when they are selling at valuations below historic norms. Stocks in this category sometimes sell at premium valuations and sometimes at discount valuations. Generally, they show steady earnings and dividend growth.

      o EMERGING FRANCHISES are value-priced companies that in Thornburg's opinion are in the process of establishing a leading position in a product, service or market and which Thornburg expects will grow, or continue to grow, at an above average rate. Under normal conditions, the proportion of the Fund invested in companies of this type will be less than the proportions of the Fund invested in basic value or consistent earner companies.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


When the Fund invests in foreign fixed income securities, it will be subject to risks not typically associated with domestic securities. Foreign investments, especially investments in emerging markets, can be riskier and more volatile than investments in the United States. Adverse political and economic developments or changes in the value of foreign currency can make it more difficult for the Fund to sell its securities and could reduce the value of your shares. Differences in tax and accounting standards and difficulties in obtaining information about foreign companies can negatively affect investment decisions. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.

EMERGING MARKET SECURITIES RISK - Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in non-U.S.

securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, emerging markets securities may be subject to smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK - Because non-U.S. securities are usually denominated in currencies other than the dollar, the value of the Fund's portfolio may be influenced by currency exchange rates and exchange control regulations. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.


INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.


Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.


INVESTMENT STYLE RISK - The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If Thornburg's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by Thornburg and INVESCO Global Asset Management N.A. (the "Predecessor Fund"). The performance shown below is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses for Institutional Class Shares of the Fund. The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.(1/)


This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.


                       2003                       29.87%
                       2004                       20.46%
                       2005                       17.28%
                       2006                       25.36%
                       2007                       27.40%

                   BEST QUARTER                WORST QUARTER
                      16.85%                      (8.36)%
                    (06/30/03)                  (03/31/03)

(1/) The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD EX- US INDEX ("MSCI ACWI EX-US") AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST INDEX ("MSCI EAFE").

                                                       1 YEAR    5 YEARS   SINCE PERFORMANCE START DATE**
----------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                               27.40%     23.99%                16.90%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***              N/A        N/A                   N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE        N/A        N/A                   N/A
OF FUND SHARES ***
MSCI ACWI EX-US INDEX RETURN (REFLECTS                 16.66%     24.02%                17.11%
NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)
MSCI EAFE INDEX RETURN (REFLECTS NO                    11.17%     21.59%                14.97%
DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Morgan Stanley Capital International All Country World ex-US Index is a market capitalization weighted index composed of approximately 2,000 companies, and is representative of the market structure of 47 developed and emerging market countries in North and South America, Europe, Africa, and the Pacific Rim, excluding securities of United States' issuers. The Morgan Stanley Capital International Europe, Australasia, Far East Index is an unmanaged index that shows arithmetic, market value-weighted averages of the performance of over 1,000 securities listed on the stock exchanges of countries in Europe, Australia and the Far East. It is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas developed markets on a U.S. dollar adjusted basis.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

----------------------------------------------------------------------------------------------------------
                                                                                       INSTITUTIONAL CLASS
                                                                                             SHARES
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)           None
----------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                      None
----------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions            None
(as a percentage of offering price)
----------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                            2.00%
----------------------------------------------------------------------------------------------------------

* Redemption fee is assessed on redemptions of shares that have been held for less than 30 days. In addition, proceeds wired to your bank account may be subject to a $15 fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


----------------------------------------------------------------------------------------------------------
                                                                                INSTITUTIONAL CLASS SHARES
----------------------------------------------------------------------------------------------------------
Investment Advisory Fees*                                                                  0.92%
----------------------------------------------------------------------------------------------------------
Other Expenses**                                                                           0.23%
----------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses***                                                    1.15%
----------------------------------------------------------------------------------------------------------

* The Fund pays the Adviser compensation at an annual rate as follows: 0.95% on the first $150 million of average daily net assets and 0.90% on average daily net assets in excess of $150 million.

** Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.

*** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.45% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.45% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.

For more information about Investment Advisory Fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                        -------------------------------
                        1 YEAR                  3 YEARS
                        -------------------------------
                         $117                     $365
                        -------------------------------

                          FROST LOW DURATION BOND FUND

FUND INVESTMENT OBJECTIVE

The Frost Low Duration Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


This investment strategy may not be changed without 60 days' prior notice to shareholders. Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities. The Fund's emphasis is on total return with low volatility by investing primarily in shorter-term investment grade securities. Short-term bonds are considered more stable than longer-maturity bonds, but less stable than money market securities.

To achieve its objective, the Fund invests in a diversified mix of taxable fixed income securities. The Adviser actively manages the maturity of the Fund and purchases securities which will, on average, mature in less than 5 years. The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus one year of the Lehman U.S. 1-5 Year Government Credit Index duration. The Fund seeks to maintain a low duration but may lengthen or shorten its duration within that range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve position; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; and, to a lesser extent, residential and commercial mortgage-backed securities. The Fund's fixed income investments are primarily of investment grade (rated in one of the four highest rating categories by at least one rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


MUNICIPAL ISSUERS RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.


Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.


Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.


Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The performance shown below is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses for Institutional Class Shares of the Fund. The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.(1/)


This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.


                              2003                       1.86%
                              2004                       0.21%
                              2005                       0.49%
                              2006                       3.17%
                              2007                       6.16%

                          BEST QUARTER                WORST QUARTER
                              2.44%                      (1.85)%
                           (12/31/07)                   (06/30/04)

(1/) The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE LEHMAN U.S. 1-5 YEAR GOVERNMENT/CREDIT INDEX.


                                                    1 YEAR   5 YEARS   SINCE PERFORMANCE START DATE**
-----------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                             6.16%    2.36%                 3.04%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***           N/A      N/A                   N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE     N/A      N/A                   N/A
OF FUND SHARES ***
LEHMAN U.S. 1-5 YEAR                                 7.27%    3.61%                 4.28%
GOVERNMENT/CREDIT INDEX RETURN (REFLECTS NO
DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman U.S. 1-5 Year Government Credit Index is comprised of Treasuries (i.e., public obligations of the U.S. Treasury), Government-Related issues (i.e., agency, sovereign, supranational, and local authority debt), and U.S. dollar corporate securities, that have remaining maturities of more than one year but less than five years.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-----------------------------------------------------------------------------------------------
                                                                            INSTITUTIONAL CLASS
                                                                                   SHARES
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of                None
offering price)
-----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)           None
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other               None
Distributions (as a percentage of offering price)
-----------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                 None
-----------------------------------------------------------------------------------------------


*     Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-----------------------------------------------------------------------------------------------
                                                                     INSTITUTIONAL CLASS SHARES
-----------------------------------------------------------------------------------------------
Investment Advisory Fees                                                        0.50%
-----------------------------------------------------------------------------------------------
Other Expenses*                                                                 0.21%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                          0.71%
-----------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Institutional Class Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.20%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.95% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.51%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.95% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.20%.

For more information about Investment Advisory Fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                     ----------------------------
                     1 YEAR             3 YEARS
                     ----------------------------
                       $73                $227
                     ----------------------------

                          FROST TOTAL RETURN BOND FUND

FUND INVESTMENT OBJECTIVE

The Frost Total Return Bond Fund (the "Fund") seeks to maximize total return, consisting of income and capital appreciation, consistent with the preservation of principal. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in fixed income securities. This investment strategy may not be changed without 60 days' prior notice to shareholders.

The Adviser actively manages the duration of the Fund and purchases securities such that the average weighted duration of the Fund's portfolio will typically range within plus or minus three years of the Fund benchmark's duration. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

The Fund typically invests in the following U.S. dollar-denominated fixed income securities: U.S. Treasury securities; governmental agency debt; corporate debt; asset-backed securities; taxable municipal bonds; collateralized mortgage obligations ("CMO's") and residential and commercial mortgage-backed securities. The Fund's fixed income investments focus primarily on investment grade securities (rated in one of the four highest rating categories by a rating agency), but may at times include securities rated below investment grade (high yield or "junk" bonds). In addition, the Fund's fixed income securities may include unrated securities, if deemed by the Adviser to be of comparable quality to investment grade.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.


INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.


Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.


Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The performance shown below is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses for Institutional Class Shares of the Fund. The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.(1/)

This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.


                        2003                  2.78%
                        2004                  2.82%
                        2005                  2.52%
                        2006                  3.56%
                        2007                  5.62%

                    BEST QUARTER          WORST QUARTER
                       3.61%                 (3.48)%
                    (09/30/06)             (06/30/04)

(1/) The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE LEHMAN U.S. AGGREGATE INDEX.


                                                1 YEAR   5 YEARS   SINCE PERFORMANCE START DATE**
-------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                         5.62%    3.45%                 4.67%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***       N/A      N/A                   N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS          N/A      N/A                   N/A
AND SALE OF FUND SHARES ***
LEHMAN U.S. AGGREGATE INDEX RETURN               6.96%    4.42%                 5.24%
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR
TAXES)

* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman U.S. Aggregate Index covers the U.S. dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------------------------------------------
                                                                                                INSTITUTIONAL CLASS
                                                                                                      SHARES
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of                                   None
offering price)
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
-------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    None
-------------------------------------------------------------------------------------------------------------------


*     Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-------------------------------------------------------------------------------------------------------------------
                                                                                         INSTITUTIONAL CLASS SHARES
-------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                           0.50%
-------------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                    0.19%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                             0.69%
-------------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Institutional Class Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.10%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.95% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.59%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 0.95% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.10%.

For more information about Investment Advisory Fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $70                         $221
                      ------------------------------------

                            FROST MUNICIPAL BOND FUND

FUND INVESTMENT OBJECTIVE

The Frost Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return through capital appreciation. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment strategy may not be changed without shareholder approval. The Fund may invest more than 25% of its total assets in bonds of issuers in Texas.

The Adviser considers the relative yield, maturity and availability of various types of municipal bonds and the general economic outlook in determining whether to over- or under-weight a specific type of municipal bond in the Fund's portfolio. Duration adjustments are made relative to the Lehman Municipal Bond Index. The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning, with a typical range of three years; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection.


Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.


STATE-SPECIFIC RISK - The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.


Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.


Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.


Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The performance shown below is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses for Institutional Class Shares of the Fund. The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.(1/)


This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.


                             2003                    3.38%
                             2004                    1.64%
                             2005                    0.80%
                             2006                    2.74%
                             2007                    3.62%

                         BEST QUARTER             WORST QUARTER
                             2.93%                    (2.28)%
                          (09/30/06)                (06/30/04)

(1/) The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is May 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE LEHMAN MUNICIPAL BOND INDEX.

                                                           1 YEAR    5 YEARS    SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    3.62%      2.43%                3.02%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                  N/A        N/A                  N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE            N/A        N/A                  N/A
OF FUND SHARES ***
LEHMAN MUNICIPAL BOND INDEX RETURN (REFLECTS NO             3.37%      4.30%                4.90%
DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**    The Performance Start Date is May 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Municipal Bond Index is a broad-based, total return index. The Index is comprised of 8,000 actual bonds. The bonds are all investment-grade, fixed-rate, long-term maturities (greater than two years) and are selected from issues larger than $50 million dated since January 1984. Bonds are added to the Index and weighted and updated monthly, with a one-month lag.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-------------------------------------------------------------------------------------------------------------------
                                                                                                INSTITUTIONAL CLASS
                                                                                                      SHARES
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                   None
-------------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                              None
-------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a              None
percentage of offering price)
-------------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                    None
-------------------------------------------------------------------------------------------------------------------


*     Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-------------------------------------------------------------------------------------------------------------------
                                                                                         INSTITUTIONAL CLASS SHARES
-------------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                            0.50%
-------------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                     0.24%
-------------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                                              0.74%
-------------------------------------------------------------------------------------------------------------------

* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.

** The actual Total Annual Fund Operating Expenses for Institutional Class Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.10%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.05% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.64%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.05% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.10%.

For more information about Investment Advisory Fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $76                         $237
                      ------------------------------------

                     FROST LOW DURATION MUNICIPAL BOND FUND

FUND INVESTMENT OBJECTIVE

The Frost Low Duration Municipal Bond Fund (the "Fund") seeks to provide a consistent level of current income exempt from federal income tax with a secondary emphasis on maximizing total return. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets, at the time of initial purchase, in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax ("AMT"). These securities include securities of municipal issuers located in Texas as well as in other states, territories and possessions of the United States. This investment strategy may not be changed without shareholder approval.

The Fund primarily invests in securities that are of investment grade (rated in one of the four highest rating categories). The Fund may invest more than 25% of its total assets in bonds of issuers in Texas. The Adviser actively manages the portfolio, as well as the maturity of the Fund, and purchases securities which will, on average, mature in less than 5 years. The Fund tends to have an average duration within plus or minus one year of the Merrill Lynch 1-5 Year Municipal Bond Index. The Fund seeks to maintain a low duration, but may lengthen or shorten its duration within its target range to reflect changes in the overall composition of the short-term investment-grade debt markets. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point.

The Adviser, in constructing and maintaining the Fund's portfolio, employs the following four primary strategies to varying degrees depending on its views of economic growth prospects, interest rate predictions and relative value assessments: interest rate positioning based on duration and yield curve positioning; asset category allocations; credit sector allocations relating to security ratings by the national ratings agencies; and individual security selection. Securities will be considered for sale in the event of or in anticipation of a credit downgrade; to effect a change in duration or sector weighting of the Fund; to realize an aberration in a security's valuation; or when the Adviser otherwise deems appropriate.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

MUNICIPAL ISSUERS RISK - There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

STATE-SPECIFIC RISK - The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing primarily in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.


INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.


Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.


Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.


Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.


High yield, or "junk," bonds are highly speculative securities that are usually issued by smaller less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.


PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank (the "Predecessor Fund"). The performance shown below is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses for Institutional Class Shares of the Fund. The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.


This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.


                             2005                    (0.46)%
                             2006                     1.75%
                             2007                     3.26%

                         BEST QUARTER             WORST QUARTER
                             1.54%                    (1.26)%
                          (09/30/06)                (03/31/05)

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE MERRILL LYNCH 1-5 YEAR U.S. MUNICIPAL SECURITIES INDEX.

                                                       1 YEAR             SINCE INCEPTION**
----------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                3.26%                    1.34%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***              N/A                      N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE        N/A                      N/A
OF FUND SHARES ***
MERRILL LYNCH 1-5 YEAR U.S. MUNICIPAL SECURITIES        5.00%                    2.97%
INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES,
EXPENSES, OR TAXES)

* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**    The Inception Date is August 31, 2004.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year U.S. Municipal Securities Index is a subset of The Merrill Lynch U.S. Municipal Securities Index including all securities with a maturity greater than or equal to 1 year and less than 5 years. The Merrill Lynch U.S. Municipal Securities Index tracks the performance of U.S. dollar denominated investment grade tax-exempt debt publicly issued by a U.S. municipality in the U.S. domestic market.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-----------------------------------------------------------------------------------------------
                                                                            INSTITUTIONAL CLASS
                                                                                   SHARES
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of                None
offering price)
-----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)           None
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other               None
Distributions (as a percentage of offering price)
-----------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                 None
-----------------------------------------------------------------------------------------------


*     Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-----------------------------------------------------------------------------------------------
                                                                     INSTITUTIONAL CLASS SHARES
-----------------------------------------------------------------------------------------------
Investment Advisory Fees                                                        0.50%
-----------------------------------------------------------------------------------------------
Other Expenses*                                                                 0.38%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                          0.88%
-----------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The actual Total Annual Fund Operating Expenses for Institutional Class Shares are expected to be less than the amount shown above because the Adviser has voluntarily agreed to reduce its Investment Advisory Fees by 0.20%. In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.15% of average daily net assets. Consequently, estimated Total Annual Fund Operating Expenses, after reductions, would be 0.68%. The Adviser may discontinue all or part of these fee reductions or expense reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.15% to recapture all or a portion of its reductions and reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to its voluntary agreement to reduce its fee by 0.20%.

For more information about Investment Advisory Fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions.

Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                         -----------------------------
                         1 YEAR                3 YEARS
                         -----------------------------
                          $90                   $281
                         -----------------------------

                     FROST KEMPNER TREASURY AND INCOME FUND

FUND INVESTMENT OBJECTIVE

The Frost Kempner Treasury and Income Fund (the "Fund") seeks to provide current income consistent with the preservation of capital. The Fund may change its investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES


Under normal circumstances, the Fund invests at least 80% of its net assets in full faith and credit U.S. Treasury obligations. This investment policy can be changed by the Fund upon 60 days' prior notice to shareholders. In selecting investments for the Fund, the Fund's sub-adviser, Kempner Capital Management, Inc. ("KCM"), tries to increase income without adding undue risk by analyzing yields. The Fund's investments include Treasury bonds, Treasury notes, Treasury Inflated Protection Securities and short-term U.S. government money market funds. In evaluating a security for the Fund's portfolio, KCM considers, among other factors, the security's interest rate, yield and maturity. KCM actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and KCM's outlook on the market.


The Fund may invest in full faith and credit money market instruments. The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions. Consistent with preservation of capital, a larger percentage of the Fund's net assets may be invested in cash or money market instruments in order to provide capital and reduce the magnitude of loss in a period of falling market prices.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

INTEREST RATE RISK - As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities (especially those with longer maturities) and the Fund's share price to fall. Rising interest rates may also cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK - The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the government sponsored agency's own resources. As a result, investments in securities issued by government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by KCM (the "Predecessor Fund"). The performance shown below is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses for Institutional Class Shares of the Fund. The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.(1/)


This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.


                             2007                    7.77%

                         BEST QUARTER             WORST QUARTER
                             3.70%                  (0.92)%
                          (09/30/07)               (06/30/07)

(1/) The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is November 30, 2006 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE LEHMAN BROTHERS TREASURY BOND INDEX.


                                                         1 YEAR   SINCE PERFORMANCE START DATE**
------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                  7.77%               5.46%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                N/A                 N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF       N/A                 N/A
FUND SHARES ***
LEHMAN BROTHERS TREASURY BOND INDEX RETURN                9.01%               7.46%
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)

* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**    The Performance Start Date is November 30, 2006.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Treasury Bond Index is composed of all U.S. Treasury publicly issued obligations. It includes only notes and bonds with a minimum outstanding principal amount of $50 million and a minimum maturity of one year. Flower bonds are excluded. Total return consists of price appreciation/depreciation plus income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

-----------------------------------------------------------------------------------------------
                                                                            INSTITUTIONAL CLASS
                                                                                   SHARES
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of                None
offering price)
-----------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)           None
-----------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other               None
Distributions (as a percentage of offering price)
-----------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                 None
-----------------------------------------------------------------------------------------------


*     Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


-----------------------------------------------------------------------------------------------
                                                                     INSTITUTIONAL CLASS SHARES
-----------------------------------------------------------------------------------------------
Investment Advisory Fees                                                        0.35%
-----------------------------------------------------------------------------------------------
Other Expenses*                                                                 0.40%
-----------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses**                                          0.75%
-----------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.05% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.05% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.

For more information about Investment Advisory Fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                         -----------------------------
                         1 YEAR               3 YEARS
                         -----------------------------
                           $77                  $240
                         -----------------------------

                        FROST LKCM MULTI-CAP EQUITY FUND


FUND INVESTMENT OBJECTIVE


The Frost LKCM Multi-Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation. The Fund may change its investment objective without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities. This investment strategy may not be changed without 60 days' prior notice to shareholders. The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants. The Fund may invest in companies of all market capitalizations.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings, above-average returns on shareholders' equity, underleveraged balanced sheets and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:


      o     Consistently high profitability;

      o     Strong balance sheets;

      o     Competitive advantages;

      o     High and/or improving financial returns;


      o     Free cash flow;

      o     Reinvestment opportunities; and

      o     Prominent market share positions.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through purchasing ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


The Fund commenced operations after succeeding to the assets and operations of a common trust fund that was managed by The Frost National Bank and sub-advised by LKCM (the "Predecessor Fund"). The performance shown below is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses for Institutional Class Shares of the Fund. The Predecessor Fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund's performance may have been lower.(1/)


This bar chart shows changes in the performance of the Fund's Institutional Class Shares from calendar year to calendar year.


                             2003                    23.38%
                             2004                     3.86%
                             2005                     3.44%
                             2006                    10.77%
                             2007                     7.00%

                         BEST QUARTER             WORST QUARTER
                             13.43%                   (3.68)%
                          (06/30/03)                (09/30/04)

(1/) The Predecessor Fund commenced operations prior to the periods shown. However, the earliest date for which reliable records exist to support the calculation of the Predecessor Fund's performance is July 31, 2002 ("Performance Start Date").

AVERAGE ANNUAL TOTAL RETURNS*


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2007 TO THOSE OF THE S&P 500 INDEX.

                                                           1 YEAR    5 YEARS    SINCE PERFORMANCE START DATE**
--------------------------------------------------------------------------------------------------------------
FUND RETURN BEFORE TAXES                                    7.00%      9.45%                 8.05%
FUND RETURN AFTER TAXES ON DISTRIBUTIONS***                  N/A        N/A                   N/A
FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF         N/A        N/A                   N/A
FUND SHARES ***
S&P 500 INDEX RETURN (REFLECTS NO DEDUCTION FOR             5.49%     12.83%                11.21%
FEES, EXPENSES, OR TAXES)

* The performance information shown is based on the performance of the Predecessor Fund and has been adjusted to reflect estimated current expenses of the Institutional Class Shares.

**    The Performance Start Date is July 31, 2002.

*** After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.


WHAT IS AN INDEX?


An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Standard & Poor's 500 Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility, and financial companies, regarded as generally representative of the U.S. stock market. The Index return reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, taxes, brokerage commissions, or other expenses of investing.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

----------------------------------------------------------------------------------------------------------------
                                                                                             INSTITUTIONAL CLASS
                                                                                                   SHARES
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                None
----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                           None
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions                 None
(as a percentage of offering price)
----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                 None
----------------------------------------------------------------------------------------------------------------


*     Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


----------------------------------------------------------------------------------------------------------------
                                                                                      INSTITUTIONAL CLASS SHARES
----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                        0.75%
----------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                 0.33%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            1.08%
----------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.35% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.35% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.

For more information about Investment Advisory Fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                      ------------------------------------
                       1 YEAR                     3 YEARS
                      ------------------------------------
                        $110                        $343
                      ------------------------------------

                      FROST LKCM SMALL-MID CAP EQUITY FUND


FUND INVESTMENT OBJECTIVE


The Frost LKCM Small-Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation. The Fund may change its investment objective without shareholder approval.


PRINCIPAL INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small- and mid-capitalization companies. This investment strategy may not be changed without 60 days' prior notice to shareholders. The Fund considers small- and mid-capitalization companies to be those companies with total market capitalizations between $1 billion and $7 billion at the time of initial purchase. The equity securities in which the Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation. In selecting investments for the Fund, LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:


      o     Consistently high profitability;

      o     Strong balance sheets;

      o     Competitive advantages;

      o     High and/or improving financial returns;


      o     Free cash flow;

      o     Reinvestment opportunities; and

      o     Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.


PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all mutual funds, a shareholder's investment in the Fund is subject to the risk that the shareholder could lose money on his or her investment. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK - The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid- capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK - Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.


PERFORMANCE INFORMATION


The Fund is new and, therefore, has no performance information.

FUND FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


----------------------------------------------------------------------------------------------------------------
                                                                                             INSTITUTIONAL CLASS
                                                                                                   SHARES
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)               None
----------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)                          None
----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other                              None
Distributions (as a percentage of offering price)
----------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount redeemed, if applicable)*                                None
----------------------------------------------------------------------------------------------------------------

*     Proceeds wired to your bank account may be subject to a $15 fee.


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


----------------------------------------------------------------------------------------------------------------
                                                                                      INSTITUTIONAL CLASS SHARES
----------------------------------------------------------------------------------------------------------------
Investment Advisory Fees                                                                        0.90%
----------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                 0.63%
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                            1.53%
----------------------------------------------------------------------------------------------------------------


* Other Expenses include custodian, legal and audit expenses and are based on estimated amounts for the current fiscal year.


** The Adviser has voluntarily agreed to reduce fees and/or reimburse expenses in order to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.55% of the Fund's average daily net assets. The Adviser may discontinue all or part of its fee reduction or expense reimbursement at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.55% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period.

For more information about these Investment Advisory fees, see "Investment Adviser."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, based on these estimates your approximate costs of investing $10,000 in the Fund would be:


                     --------------------------------------
                     1 YEAR                         3 YEARS
                     --------------------------------------
                      $156                           $483
                     --------------------------------------

MORE INFORMATION ABOUT RISK

The Funds are mutual funds. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Funds have investment goals and strategies for reaching these goals. The Funds' investment managers invest each Fund's assets in a way that they believe will help each Fund achieve its goals. Still, investing in the Funds involves risk and there is no guarantee that any Fund will achieve its goals. The judgments of the Funds' investment managers about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job a Fund's investment managers do, you could lose money on your investment in a Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

EQUITY RISK - Equity securities in which the Funds invest include public and privately issued equity securities, common and preferred stocks, warrants, shares of ADRs and rights to subscribe to common stock and convertible securities. Common stock represents an equity or ownership interest in an issuer. Preferred stock provides a fixed dividend that is paid before any dividends are paid to common stock holders, and which takes precedence over common stock in the event of a liquidation. Like common stock, preferred stocks represent partial ownership in a company, although preferred stock shareholders do not enjoy any of the voting rights of common stockholders. Also, unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial ability to do so. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause the fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK-- The market value of the Funds' fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.


FOREIGN SECURITY RISK - The Funds' investments in securities of foreign companies (including direct investments as well as investments through ADRs) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS


The investments and strategies described in this prospectus are those that each Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive purposes, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only make temporary defensive investments if the Adviser believes that the risk of loss outweighs the opportunity for the Fund to achieve its investment objective.


This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of investments described in this prospectus. In addition to the investments described in this prospectus, the Funds also may use other strategies and engage in other investment practices that are not part of their principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (for information on how to obtain a copy of the Statement of Additional Information, see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the Statement of Additional Information.

INVESTMENT ADVISER


Frost Investment Advisors, LLC, a Delaware limited liability corporation formed in 2007, serves as the investment adviser to the Funds. The Adviser is a wholly owned non-banking subsidiary of The Frost National Bank. The Adviser's principal place of business is located at 100 West Houston Street, 15th Floor Tower, San Antonio, Texas, 78205. The Adviser manages and supervises the investment of the Funds' assets on a discretionary basis. As of April 1, 2008, the Adviser had approximately $1.4 billion in assets under management.

The Adviser oversees the sub-advisers to the Frost International Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost Kempner Treasury and Income Fund, the Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Fund (each, a "Sub-Adviser" and collectively, the "Sub-Advisers") to ensure their compliance with the investment policies and guidelines of these Funds, and monitors each Sub-Adviser's adherence to its investment style. The Adviser pays the Sub-Advisers out of the advisory fee it receives from the Funds. The Board of Trustees of the Trust (the "Board") supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates based on the average daily net assets of each Fund. For its services under the Sub-Advisory Agreements, each Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser. The Adviser has voluntarily agreed to reduce its investment advisory fees for certain Funds as set forth below ("Voluntary Fee Reduction"). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding certain levels as set forth below ("Expense Limitation"). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund Operating Expenses and the expense limitation set forth below to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to the Voluntary Fee Reduction. The table below shows the rate of each Fund's investment advisory fee before the Adviser's voluntary reduction, the rate of the Adviser's voluntary fee reduction, and the investment advisory fee after the Voluntary Fee Reduction and the Adviser's voluntary expense limitation for each Fund.

----------------------------------------------------------------------------------------------------------------------------
                                                                        ADVISER'S
                                         ADVISORY FEE BEFORE            VOLUNTARY      ADVISORY FEE AFTER
                                         VOLUNTARY FEE                  FEE            VOLUNTARY FEE             EXPENSE
FUND                                     REDUCTION                      REDUCTION      REDUCTION                 LIMITATION
----------------------------------------------------------------------------------------------------------------------------
Frost Core Growth Equity Fund            0.80%                          0.15%          0.65%                     1.25%
----------------------------------------------------------------------------------------------------------------------------
Frost Dividend Value Equity Fund         0.80%                          0.15%          0.65%                     1.25%
----------------------------------------------------------------------------------------------------------------------------
Frost Kempner Multi-Cap Deep             0.59%                          None           0.59%                     1.05%
Value Equity Fund
----------------------------------------------------------------------------------------------------------------------------
Frost Hoover Small-Mid Cap Equity        1.00% for assets up to $100    None           1.00% for assets up to    1.55%
                                         million                                       $100 million
                                         0.85% for assets over $100                    0.85% for assets over
                                         million                                       $100 million
----------------------------------------------------------------------------------------------------------------------------
Frost International Equity Fund          0.95% for assets up to $150    None           0.95% for assets up to    1.45%
                                         million                                       $150 million
                                         0.90% for assets over $150                    0.90% for assets over
                                         million                                       $150 million
----------------------------------------------------------------------------------------------------------------------------
Frost Low Duration Bond Fund             0.50%                          0.20%          0.30%                     0.95%
----------------------------------------------------------------------------------------------------------------------------
Frost Total Return Bond Fund             0.50%                          0.10%          0.40%                     0.95%
----------------------------------------------------------------------------------------------------------------------------
Frost Municipal Bond Fund                0.50%                          0.10%          0.40%                     1.05%
----------------------------------------------------------------------------------------------------------------------------
Frost Low Duration Municipal Bond Fund   0.50%                          0.20%          0.30%                     1.15%
----------------------------------------------------------------------------------------------------------------------------
Frost Kempner Treasury and Income Fund   0.35%                          None           0.35%                     1.05%
----------------------------------------------------------------------------------------------------------------------------
Frost LKCM Multi-Cap Equity Fund         0.75%                          None           0.75%                     1.35%
----------------------------------------------------------------------------------------------------------------------------
Frost LKCM Small- Mid Cap Equity Fund    0.90%                          None           0.90%                     1.55%
----------------------------------------------------------------------------------------------------------------------------


PORTFOLIO MANAGERS


Ted Davis is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund. Mr. Davis joined The Frost National Bank, the parent company of the Adviser, in 1997 and has over 45 years of investment experience. He received a BA in economics from the University of Connecticut and a MBA in finance from Golden Gate University.

John Lutz, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund. Mr. Lutz joined The Frost National Bank, the parent company of the Adviser, in 1995 and has over 7 years of investment experience. He received a bachelor's degree in business administration from Texas A&M University and a master's degree in business administration from Our Lady of the Lake University.

Alan Tarver, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund. Mr. Tarver joined The Frost National Bank, the parent company of the Adviser, in 2002 and has over 12 years of investment experience. He received a bachelor of arts degree in economics from the University of Texas at Austin, a master's of international management from Thunderbird and a master's of business administration in finance from Arizona State University.

C. Murray Fichtner is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Fichtner joined The Frost National Bank, the parent company of the Adviser, in 1967 and has over 22 years of investment experience. He received a bachelor's of business administration degree from Texas A&M University.

Michael R. Brell, CFA, is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Brell joined The Frost National Bank, the parent company of the Adviser, in 2002 and has over 15 years of investment experience. He received a B.A. with honors in international relations and a master's degree in business administration from St. Mary's University.

Ted Harper is jointly and primarily responsible for the day-to-day management of the Frost Dividend Value Equity Fund. Mr. Harper joined The Frost National Bank, the parent company of the Adviser, in 2000 and has over 10 years of investment experience. He received a bachelor's degree in political science and economics from the University of Arizona.

Tom L. Stringfellow, CFA, CPA, is jointly and primarily responsible for the day-to-day management of the Frost Core Growth Equity Fund, the Frost Dividend Value Equity Fund, the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund and the Frost Low Duration Municipal Bond Fund. Mr. Stringfellow joined The Frost National Bank, the parent company of the Adviser, in 1980 and has over 27 years of investment experience. He received a bachelor's of arts degree in business administration from Southwest Texas State University and a master's degree in economics from St. Mary's University, and also a master's degree in business administration from Texas A&M University.

Jeffery Elswick is jointly and primarily responsible for the day-to-day management of the Frost Low Duration Bond Fund, the Frost Total Return Bond Fund, the Frost Municipal Bond Fund, and the Frost Low Duration Municipal Bond Fund. Mr. Elswick joined The Frost National Bank, the parent company of the Adviser, in 2006 and has over 13 years of investment experience. Prior to joining The Frost National Bank, Mr. Elswick served as a fixed income portfolio manager, analyst and trader at Capital One Financial Corporation from 2000 to 2006. He received a master of science in finance degree and a bachelor's of business administration degree from Texas A&M University.


SUB-ADVISERS


The Sub-Advisers for the Frost International Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost Kempner Treasury and Income Fund, the Frost Luther LKCM Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund are responsible for the day-to-day management of these Funds, subject to the general supervision of the Board and the Adviser and in accordance with the investment objectives, policies and restrictions of the Funds.

      o     FROST INTERNATIONAL EQUITY FUND


Thornburg Investment Management, Inc., a Delaware corporation established in 1982, serves as the sub-adviser to the Frost International Equity Fund. Thornburg's principal place of business is located at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico, 87501-2046. As of December 31, 2007, Thornburg had approximately $53 billion in assets under management. Thornburg is responsible for the day-to-day management of the Frost International Equity Fund's investments.

William Fries, CFA, is jointly and primarily responsible for the day-to-day management of the Frost International Equity Fund. Mr. Fries joined Thornburg in 1995 and has over 39 years of investment experience. He received a BS in Finance from the Pennsylvania State University and an MBA from Temple University.

Lei Wang, CFA, is jointly and primarily responsible for the day-to-day management of the Frost International Equity Fund. Mr. Wang joined Thornburg in 2004 and has over 9 years of investment experience. Prior to joining Thornburg, Mr. Wang served as an associate at Enso Capital from 2002 to 2004 and as an associate at Deutsche Bank Alex Brown Inc. from 2001 to 2002. He received an MA from East China Normal University and an MBA from New York University.

Wendy Trevisani is jointly and primarily responsible for the day-to-day management of the Frost International Equity Fund. Ms. Trevisani joined Thornburg in 1999 and has over 13 years of investment experience. She received a BA from Bucknell University and an MBA from Columbia University.

      o FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND AND FROST KEMPNER TREASURY AND INCOME FUND

Kempner Capital Management, Inc., a Texas corporation established in 1982, serves as the sub-adviser to the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. KCM's principal place of business is located at 2201 Market Street, 12th Floor, FNB Building Galveston, Texas, 77550-1503. As of December 31, 2007, KCM had approximately $586 million in assets under management. KCM is responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund's and the Frost Kempner Treasury and Income Fund's investments.

Harris L. Kempner, Jr. is jointly and primarily responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. Mr. Kempner has been KCM's President since the firm's inception in 1982. He was President of U.S. National Bancshares and Chief Investment Officer for Frost Bank of Galveston (formerly United States National
Bank) from 1969-1982. He received a BA from Harvard University in 1961 and an MBA from Stanford University in 1963.

R. Patrick Rowles is jointly and primarily responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. Mr. Rowles joined KCM as Executive Vice President in 1987. He has over 30 years of experience in the investment banking and investment advisory industry and was President of R. Patrick Rowles & Company from 1981-1987. He received a BBA from the University of Texas at Austin in 1961.

M. Shawn Gault is jointly and primarily responsible for the day-to-day management of the Frost Kempner Multi-Cap Deep Value Equity Fund and the Frost Kempner Treasury and Income Fund. Mr. Gault is a Vice President and joined KCM in January 2001. He received an MBA from the University of Houston in 2000.

      o     FROST HOOVER SMALL-MID CAP EQUITY FUND

Hoover Investment Management Co., LLC, a Delaware limited liability company established in 1997, serves as the sub-adviser to the Frost Hoover Small-Mid Cap Equity Fund. Hoover's principal place of business is located at 600 California Street, Suite 550, San Francisco, California, 94108-2704. As of December 31, 2007, Hoover had approximately $1.8 billion in assets under management. Hoover is responsible for the day-to-day management of the Frost Hoover Small-Mid Cap Equity Fund's investments.

Irene G. Hoover, CFA, is primarily responsible for the management of the Frost Hoover Small-Mid Cap Equity Fund. She is the Chief Investment Officer and Senior Portfolio Manager of Hoover Investment Management and has over 30 years of investment experience. Ms. Hoover is the managing member of Hoover Investment Management and has been with the firm since its inception in 1997. Ms. Hoover holds a BA from Stanford University and an MA from Northwestern University.

      o     FROST LKCM MULTI-CAP EQUITY FUND AND FROST LKCM SMALL-MID CAP EQUITY
            FUND

Luther King Capital Management Corporation, a Delaware corporation established in 1979, serves as the sub-adviser to the Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. Luther King Capital Management's principal place of business is located at 301 Commerce Street, Suite 1600, Fort Worth, Texas, 76102. As of December 31, 2007, LKCM had approximately $7.7 billion in assets under management. LKCM is responsible for the day-to-day management of the Frost LKCM Multi-Cap Equity Fund's and the Frost LKCM Small-Mid Cap Equity Fund's investments.

J. Luther King, Jr. is jointly and primarily responsible for the day-to-day management of the Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. Mr. King has been President, Principal, and Portfolio Manager of Luther King Capital Management Corporation since 1979.

Steven R. Purvis is jointly and primarily responsible for the day-to-day management of the Frost LKCM Small-Mid Cap Equity Fund. Mr. Purvis has been a Portfolio Manager of Luther King Capital Management Corporation since 1996 and a Principal of the firm since 2003.

Paul W. Greenwell is jointly and primarily responsible for the day-to-day management of the Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. Mr. Greenwell has been a Portfolio Manager of Luther King Capital Management Corporation since 1983 and a Principal of the firm since 1986.

ADDITIONAL INFORMATION

A discussion regarding the basis for the Board's approval of the investment advisory contract with the Adviser and the sub-advisory contracts between the Adviser and each Sub-Adviser can be found in the Funds' Annual Report to Shareholders dated July 31, 2008.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.


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PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Class Shares of the Funds.

Institutional Class Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES

All investments must be made by check or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to reject any specific purchase order for any reason. The Funds are not intended for excessive trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

You can open an account with the Funds by sending a check and your account application to the address below. You can add to an existing account by sending the Funds a check and, if possible, the "Invest by Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund name.

REGULAR MAIL ADDRESS

Frost Funds
P.O. Box 219009
Kansas City, MO 64121

EXPRESS MAIL ADDRESS

DST Systems
c/o Frost Funds
430 W. 7th Street
Kansas City, MO 64105

BY WIRE


To open an account by wire, call 1-877-71-FROST for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).


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

WIRING INSTRUCTIONS


UMB Bank, N.A.
ABA # 101000695
Frost Funds
DDA Acct. # 9871063178
Ref: Fund name/account number/account name


BY SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a bank, you may purchase shares automatically through regular deductions from your account. Please refer to the application for further details.

MINIMUM INVESTMENTS


You can open an account with a Fund with a minimum initial investment of $1,000,000 for Institutional Class Shares. The Adviser reserves the right to waive the minimum initial investment amount in its sole discretion.

HOW TO REDEEM FUND SHARES

BY MAIL

To redeem shares by mail, you may contact the Funds directly at: Frost Funds, P.O. Box 219009, Kansas City, MO 64121-9009 (Express Mail Address: Frost Funds, 430 West 7th Street, Kansas City, MO 64105). Please send a letter to the Funds signed by all registered parties on the account specifying:

      o     The Fund name;

      o     The account number;

      o     The dollar amount or number of shares you wish to redeem;

      o     The account name(s); and

      o     The address to which redemption (sale) proceeds should be sent.

All registered shareholders must sign the letter in the exact name(s) in which their account is registered and must designate any special capacity in which they are registered.


If you would like to have your sale proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing. The Funds may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of the shareholders. Before they grant a redemption request, the Funds may require a shareholder to furnish additional legal documents to ensure proper authorization.


BY TELEPHONE


You must first establish the telephone redemption privilege (and, if desired, the wire redemption privilege) by completing the appropriate sections of the account application. Call 1-877-71-FROST to redeem your shares. Based on your instructions, the Funds will mail your proceeds to you or send them to your bank via wire or Automated Clearing House ("ACH").


EXCHANGING SHARES

At no charge, you may exchange Institutional Class Shares of a Fund for Institutional Class Shares of another Fund in the Frost Funds complex by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).


The exchange privilege is not intended as a vehicle for short-term or excessive trading. A Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."


TRANSACTION POLICIES

CALCULATING YOUR SHARE PRICE


You may buy or sell shares of a Fund on each day the New York Stock Exchange ("NYSE") is open for business (a "Business Day") at a price equal to its NAV next computed after it receives and accepts your order. The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). To receive the NAV on any given day, the Fund must receive your order in good form (meaning that it is complete and contains all necessary information, and has all supporting documentation such as proper signature guarantees, IRA rollover forms, etc.) before the close of trading on the NYSE that day. Otherwise, you will receive the NAV that is calculated at the close of trading on the following Business Day if the NYSE is open for trading that day. If the NYSE closes early -- such as on days in advance of certain generally observed holidays -- each Fund will calculate NAV as of the earlier closing time.

The Funds calculate their NAV by adding the total value of their assets, subtracting their liabilities and then dividing the result by the number of shares outstanding. In calculating NAV, the Funds generally value their investment portfolios at market price. If market prices are not readily available or the Funds reasonably believe that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Funds are required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.


BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from a Fund through its transfer agent, you may also buy or sell shares of a Fund through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers ("authorized institutions"). When you purchase or sell Fund shares through certain authorized institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these authorized institutions at an earlier time for your transaction to become effective that day. This allows these authorized institutions time to process your requests and transmit them to the Fund. Your authorized institution is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on time.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Funds' transfer agent in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses.

If you deal directly with a financial intermediary or an authorized institution, you will have to follow their procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through a financial intermediary or an authorized institution, you should contact them directly.

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

Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain financial intermediaries and authorized institutions.

PAYMENT OF REDEMPTION PROCEEDS


Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (may be subject to a $15 fee). Each Fund will pay for all shares redeemed within seven days after it receives a redemption request in proper form, meaning that it is complete, contains all necessary information and has all supporting documentation (such as proper signature guarantees, IRA rollover forms, etc.). A Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. Before it grants a redemption request, a Fund may require a shareholder to furnish additional legal documents to insure proper authorization. If you redeem shares that were recently purchased by check or through ACH, you will not receive your redemption proceeds until the check has cleared or the ACH transaction has been completed, which may take up to 15 days from the purchase date.


IN-KIND TRANSACTIONS

Under certain conditions and at the Funds' discretion, you may pay for shares of the Funds with securities instead of cash. The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sold them.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES


If your account balance drops below $1,000 because of redemptions, you may be required to sell your shares. The Funds will provide you at least 30 days' written notice to give you sufficient time to add to your account and avoid the need to sell your shares. If your Frost International Equity Fund shares are redeemed for this reason within 30 calendar days of their purchase, the redemption fee will not be applied.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS


Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial intermediary transact with the Funds over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS


The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.


The Funds generally pay financial intermediaries a fee that is based on the assets of the Funds that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of a Fund, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request.


The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or their affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.


PAYMENTS TO FINANCIAL INTERMEDIARIES


From time to time, the Adviser and/or its affiliates, at their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by the U.S. Securities and Exchange Commission ("SEC") and FINRA rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Funds' Statement of Additional Information.


The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of a Fund's shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES


The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of a Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of a Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. In addition, because the Funds indirectly invest in foreign securities traded primarily on markets that close prior to the time the Funds determine their NAV, the risks posed by frequent trading may have a greater potential to dilute the value of Fund shares held by long-term shareholders than Funds investing exclusively in U.S. securities.

In instances where a significant event that affects the value of one or more foreign securities held by a Fund takes place after the close of the primary foreign market, but before the time that the Fund determines its NAV, certain investors may seek to take advantage of the fact that there will be a delay in the adjustment of the market price for a security caused by this event until the foreign market reopens (sometimes referred to as "price" or "time zone" arbitrage). Shareholders who attempt this type of arbitrage may dilute the value of their Fund's shares by virtue of their Fund share transaction, if those prices reflect the fair value of the foreign securities. Although the Funds have procedures designed to determine the fair value of foreign securities for purposes of calculating their NAV when such an event has occurred, fair value pricing, because it involves judgments which are inherently subjective, may not always eliminate the risk of price arbitrage.


For more information on how the Funds use fair value pricing, see "Calculating Your Share Price." The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

o Shareholders are restricted from making more than five "round trips," including exchanges into or out of a Fund, per calendar year. If a shareholder exceeds this amount, the Fund and/or its service providers may, at their discretion, reject any additional purchase orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

o The Frost International Equity Fund assesses a redemption fee of 2.00% on redemptions by shareholders of Fund shares held for less than 30 calendar days (subject to certain exceptions as discussed in "Redemption Fee").

o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser/Sub-Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

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


The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur. Systematic purchases and redemptions are exempt from these policies.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds' market-timing policy; (2) furnish the Funds, upon its request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds' market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.


REDEMPTION FEE


In an effort to discourage short-term trading and defray costs incurred by shareholders as a result of such trading, the Frost International Equity Fund charges a 2.00% redemption fee on redemptions of shares that have been held for less than 30 days. The fee is deducted from the sale proceeds and cannot be paid separately, and any proceeds of the fee are credited to the assets of the Fund. The fee does not apply to the exchange of shares or shares purchased with reinvested dividends or distributions. In determining how long shares of the Fund have been held, the Fund assumes that shares held by the investor the longest period of time will be sold first. The redemption fee is applicable to Fund shares purchased either directly or through a financial intermediary, such as a broker-dealer. Transactions through financial intermediaries typically are placed with the Fund on an omnibus basis and include both purchase and sale transactions placed on behalf of multiple investors. The Fund requests that financial intermediaries assess the redemption fee on customer accounts and collect and remit the proceeds to the Fund. However, the Fund recognizes that due to operational requirements, the intermediaries' methods for tracking and calculating the fee may be inadequate or differ in some respects from the Fund's.


The Fund reserves the right to waive the redemption fee in its discretion where it believes such waiver is in the best interests of the Fund, including certain categories of redemptions that the Fund reasonably believes may not raise frequent trading or market timing concerns. These categories include, but are not limited to, the following: (i) participants in certain group retirement plans whose processing systems are incapable of properly applying the redemption fee to underlying shareholders; (ii) redemptions resulting from certain transfers upon the death of a shareholder; (iii) redemptions by certain pension plans as required by law or by regulatory authorities; (iv) failed verifications; (v) involuntary redemptions; and (vi) retirement loans and withdrawals. The redemption fee will not be applied on redemptions made within the 30 calendar day period because the account does not meet the applicable minimum account size or because the Fund is unable to verify the accountholder's identity within a reasonable time after the account is opened.

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

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

However, each Fund reserves the right to close or liquidate your account at the NAV next determined and remit proceeds to you via check if it is unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Fund. Further, each Fund reserves the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications. If your account is closed for this reason, the redemption fee will not be applied.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS


Normally, the Frost Core Growth Equity Fund, the Frost Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover Small-Mid Cap Equity Fund, the Frost International Equity Fund, the Frost LKCM


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


Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund each distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. Normally, the Frost Dividend Value Equity Fund, the Frost Low Duration Bond Fund, the Frost Total Return Fund, the Frost Municipal Bond Fund, the Frost Low Duration Municipal Bond Fund and the Frost Kempner Treasury and Income Fund each distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.


Each Fund will automatically reinvest dividends and distributions in additional shares of the Fund, unless you elect on your account application to receive them in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. The following is a summary of the federal income tax consequences of investing in the Funds. This summary does not apply to shares held in an individual retirement account or other tax-qualified plan, which are not subject to current tax. Transactions relating to shares held in such accounts may, however, be taxable at some time in the future. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive, whether in cash or reinvested in additional shares of the Funds may be subject to federal, state, and local taxation, depending upon your tax situation. Income distributions, including distributions of net short-term capital gains but excluding distributions of qualified dividend income, are generally taxable at ordinary income tax rates. Capital gains distributions and distributions that are designated by the Funds as qualified dividend income are generally taxable at the rates applicable to long-term capital gains. Once a year the Funds will send you a statement showing the types and total amount of distributions you received during the previous year. You should note that if you purchase shares just before a distribution, the purchase price would reflect the amount of the upcoming distribution. In this case, you would be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of your investment. This is known as "buying a dividend" and should be avoided by taxable investors. Call 1-877-71-FROST to find out when a Fund expects to make a distribution to shareholders.


Each sale of shares of a Fund may be a taxable event. A sale may result in a capital gain or loss to you. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. The gain or loss generally will be treated as short term if you held the shares 12 months or less, long term if you held the shares for longer.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

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

                        THE ADVISORS INNER CIRCLE FUND II

                                   FROST FUNDS

INVESTMENT ADVISER


Frost Investment Advisors, LLC
100 West Houston Street, 15th Floor Tower
San Antonio, Texas 78205-1414


SUB-ADVISERS

Thornburg Investment Management, Inc.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico, 87501-2046


Kempner Capital Management, Inc.
2201 Market Street, 12th Floor FNB Building
Galveston, Texas, 77550-1503


Hoover Investment Management Co., LLC
600 California Street, Suite 550
San Francisco, California, 94108-2704


Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, Texas, 76102-4140


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI includes detailed information about the Funds and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS: These reports contain information from the Funds' portfolio managers about investment strategies, recent market conditions and trends and their impact on Fund performance. The reports also contain more information about the Funds' holdings and detailed financial information about the Funds.

TO OBTAIN AN SAI OR MORE INFORMATION (PLEASE NOTE THAT THE FUNDS DO NOT HAVE A WEBSITE):

BY TELEPHONE:   1-877-71-FROST


BY MAIL:        Frost Funds
                P.O. Box 219009
                Kansas City, MO 64121-9009

FROM THE SEC: You can also obtain the SAI, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-07102.


                                                                 FIA-PS-001-0100

                       STATEMENT OF ADDITIONAL INFORMATION


                          FROST CORE GROWTH EQUITY FUND
                        FROST DIVIDEND VALUE EQUITY FUND
                 FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
                     FROST HOOVER SMALL-MID CAP EQUITY FUND
                         FROST INTERNATIONAL EQUITY FUND
                          FROST LOW DURATION BOND FUND
                          FROST TOTAL RETURN BOND FUND
                            FROST MUNICIPAL BOND FUND
                     FROST LOW DURATION MUNICIPAL BOND FUND
                     FROST KEMPNER TREASURY AND INCOME FUND
                        FROST LKCM MULTI-CAP EQUITY FUND
                      FROST LKCM SMALL-MID CAP EQUITY FUND


              EACH, A SERIES OF THE ADVISORS' INNER CIRCLE FUND II
                                  APRIL 1, 2008

                               INVESTMENT ADVISER:
                         FROST INVESTMENT ADVISORS, LLC
                                 (THE "ADVISER")


This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information about the activities and operations of The Advisors' Inner Circle Fund II (the "Trust") and the Frost Core Growth Equity Fund (the "Growth Fund"), the Frost Dividend Value Equity Fund (the "Dividend Fund"), the Frost Kempner Multi-Cap Deep Value Equity Fund (the "Multi-Cap Value Fund"), the Frost Hoover Small-Mid Cap Equity Fund (the "Small-Mid Fund"), the Frost International Equity Fund (the "International Fund"), the Frost Low Duration Bond Fund (the "Low Duration Bond Fund"), the Frost Total Return Bond Fund (the "Total Return Fund"), the Frost Municipal Bond Fund (the "Municipal Bond Fund"), the Frost Low Duration Municipal Bond Fund (the "Low Duration Municipal Bond Fund"), the Frost Kempner Treasury and Income Fund (the "Treasury Fund"), the Frost LKCM Multi-Cap Equity Fund (the "Multi-Cap Fund") and the Frost LKCM Small-Mid Cap Equity Fund (the "LKCM Small-Mid Fund") (each, a "Fund" and collectively, the "Funds"), and should be read in conjunction with the Funds' prospectuses, dated April 1, 2008.

This SAI is incorporated by reference into the Funds' prospectuses. A prospectus may be obtained by calling toll-free 1-877-71-FROST.


                                TABLE OF CONTENTS


THE TRUST ...............................................................     1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES .........     2
DESCRIPTION OF PERMITTED INVESTMENTS ....................................     2
INVESTMENT LIMITATIONS ..................................................    29
THE ADVISER AND SUB-ADVISERS ............................................    31
PORTFOLIO MANAGERS ......................................................    34
THE ADMINISTRATOR .......................................................    38
THE DISTRIBUTOR .........................................................    39

PAYMENTS TO FINANCIAL INTERMEDIARIES ....................................    40
THE TRANSFER AGENT ......................................................    41
THE CUSTODIAN ...........................................................    41
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........................    41
LEGAL COUNSEL ...........................................................    42
TRUSTEES AND OFFICERS OF THE TRUST ......................................    42
PURCHASING AND REDEEMING SHARES .........................................    47
DETERMINATION OF NET ASSET VALUE ........................................    48
TAXES ...................................................................    49
BROKERAGE ALLOCATION AND OTHER FUND BROKERAGE PRACTICES .................    53
PORTFOLIO HOLDINGS ......................................................    54
DESCRIPTION OF SHARES ...................................................    56
SHAREHOLDER LIABILITY ...................................................    56
LIMITATION OF TRUSTEES' LIABILITY .......................................    56
PROXY VOTING ............................................................    57
CODES OF ETHICS .........................................................    57
APPENDIX A - RATINGS ....................................................   A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES .......................   B-1

April 1, 2008                                                 FIA-SX-001-0100

THE TRUST


GENERAL. The Funds are each newly established, separate series of the Trust. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992, as amended and restated as of February 18, 2004 and August 10, 2004. Prior to August 10, 2004, the Trust's name was The Arbor Fund. The Declaration of Trust permits the Trust to offer separate series ("funds") of shares of beneficial interest ("shares"). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the Fund's other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

DESCRIPTION OF MULTIPLE CLASSES OF SHARES. The Trust is authorized to offer shares of the Funds in Institutional Class Shares and Class A Shares. The different classes provide for variations in sales charges, certain distribution and shareholder servicing expenses and minimum initial investment requirements. Minimum investment requirements and investor eligibility are described in the prospectuses. The Trust reserves the right to create and issue additional classes of shares. For more information on distribution expenses, see the "Distributor" in the SAI.

HISTORY OF CERTAIN FUNDS. Each Fund, except the LKCM Small-Mid Fund, is a successor to one or more common trust funds (each, a "Predecessor Fund" and collectively, the "Predecessor Funds") of The Frost National Bank formed in San Antonio, Texas. As a result of the conversion from common trust funds, the Funds assumed all assets and liabilities of the Predecessor Funds. The Predecessor Funds were advised by The Frost National Bank using the same investment objectives, strategies, policies and restrictions as those used by the Funds. Each of the Predecessor Funds reorganized into the Advisors' Inner Circle Fund II in April 2008. A substantial portion of the assets of each Predecessor Fund was transferred to its successor in connection with the Funds' commencement of operations.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote. In other words, each shareholder of record is entitled to one vote for each share held on the record date for the meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Approval of shareholders will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.


In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES


Each Fund's investment objective(s) and principal investment strategies are described in the Funds' prospectuses. Each Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The following information supplements, and should be read in conjunction with, the prospectuses. Each Fund will only invest in any of the following instruments, or engage in any of the following investment practices, if such investment or activity is consistent with the Fund's investment objective(s) and as permitted by its stated investment policies. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.


PORTFOLIO TURNOVER RATES. Portfolio turnover rate is defined under the U.S. Securities and Exchange Commission (the "SEC") rules as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover may include futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Funds will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with each Fund's investment objective(s) and permitted by the Fund's stated investment policies.

EQUITY SECURITIES

TYPES OF EQUITY SECURITIES:

COMMON STOCKS - Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company's board of directors.

PREFERRED STOCKS - Preferred stocks are also units of ownership in a company. Preferred stocks normally have preference over common stock in the payment of dividends and the liquidation of the company. However, in all other respects, preferred stocks are subordinated to the liabilities of the issuer. Unlike common stocks, preferred stocks are generally not entitled to vote on corporate matters. Types of preferred stocks include adjustable-rate preferred stock, fixed dividend preferred stock, perpetual preferred stock, and sinking fund preferred stock. Generally, the market values of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk.

CONVERTIBLE SECURITIES - Convertible securities are securities that may be exchanged for, converted into, or exercised to acquire a predetermined number of shares of the issuer's common stock at the Fund's option during a specified time period (such as convertible preferred stocks, convertible debentures and warrants). A convertible security is generally a fixed income security that is senior to common stock in an issuer's capital structure, but is usually subordinated to similar non-convertible securities. In exchange for the conversion feature, many corporations will pay a lower rate of interest on convertible securities than debt securities of the same corporation.

In general, the market value of a convertible security is at least the higher of its "investment value" (I.E., its value as a fixed income security) or its "conversion value" (I.E., its value upon conversion into its underlying common stock).

Convertible securities are subject to the same risks as similar securities without the convertible feature. The price of a convertible security is more volatile during times of steady interest rates than other types of debt securities. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying common stock declines.

A synthetic convertible security is a combination investment in which the Fund purchases both (i) high-grade cash equivalents or a high grade debt obligation of an issuer or U.S. government securities and (ii) call options or warrants on the common stock of the same or different issuer with some or all of the anticipated interest income from the associated debt obligation that is earned over the holding period of the option or warrant.

While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock. A synthetic convertible position has similar investment characteristics, but may differ with respect to credit quality, time to maturity, trading characteristics, and other factors. Because the Fund will create synthetic convertible positions only out of high grade fixed income securities, the credit rating associated with the Fund's synthetic convertible investments is generally expected to be higher than that of the average convertible security, many of which are rated below high grade. However, because the options used to create synthetic convertible positions will generally have expirations between one month and three years of the time of purchase, the maturity of these positions will generally be shorter than average for convertible securities. Since the option component of a convertible security or synthetic convertible position is a wasting asset (in the sense of losing "time value" as maturity approaches), a synthetic convertible position may lose such value more rapidly than a convertible security of longer maturity; however, the gain in option value due to appreciation of the underlying stock may exceed such time value loss, the market price of the option component generally reflects these differences in maturities, and each Fund's investment managers takes such differences into account when evaluating such positions. When a synthetic convertible position "matures" because of the expiration of the associated option, the Fund may extend the maturity by investing in a new option with longer maturity on the common stock of the same or different issuer. If the Fund does not so extend the maturity of a position, it may continue to hold the associated fixed income security.

RIGHTS AND WARRANTS - A right is a privilege granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued. Rights normally have a short life, usually two to four weeks, are freely transferable and entitle the holder to buy the new common stock at a lower price than the public offering price. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy proportionate amount of common stock at a specified price. Warrants are freely transferable and are traded on major exchanges. Unlike rights, warrants normally have a life that is measured in years and entitles the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Corporations often issue warrants to make the accompanying debt security more attractive.

An investment in warrants and rights may entail greater risks than certain other types of investments. Generally, rights and warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. Investing in rights and warrants increases the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities.

RISKS OF INVESTING IN EQUITY SECURITIES:

GENERAL RISKS OF INVESTING IN STOCKS - While investing in stocks allows investors to participate in the benefits of owning a company, such investors must accept the risks of ownership. Unlike bondholders, who have preference to a company's earnings and cash flow, preferred stockholders, followed by common stockholders in order of priority, are entitled only to the residual amount after a company meets its other obligations. For this reason, the value of a company's stock will usually react more strongly to actual or perceived changes in the company's financial condition or prospects than its debt obligations. Stockholders of a company that fares poorly can lose money.

Stock markets tend to move in cycles with short or extended periods of rising and falling stock prices. The value of a company's stock may fall because of:

      o Factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services;

      o Factors affecting an entire industry, such as increases in production costs; and

      o Changes in financial market conditions that are relatively unrelated to the company or its industry, such as changes in interest rates, currency exchange rates or inflation rates.

Because preferred stock is generally junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

SMALL AND MEDIUM-SIZED COMPANIES - Investors in small and medium-sized companies typically take on greater risk and price volatility than they would by investing in larger, more established companies. This increased risk may be due to the greater business risks of their small or medium size, limited markets and financial resources, narrow product lines and frequent lack of management depth. The securities of small and medium-sized companies are often traded in the over-the-counter market and might not be traded in volumes typical of securities traded on a national securities exchange. Thus, the securities of small and medium capitalization companies are likely to be less liquid, and subject to more abrupt or erratic market movements, than securities of larger, more established companies.

TECHNOLOGY COMPANIES - Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

INITIAL PUBLIC OFFERINGS ("IPO") - Each Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund with a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Holders of IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

A Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

DEBT SECURITIES

Corporations and governments use debt securities to borrow money from investors. Most debt securities promise a variable or fixed rate of return and repayment of the amount borrowed at maturity. Some debt securities, such as zero-coupon bonds, do not pay current interest and are purchased at a discount from their face value.

TYPES OF DEBT SECURITIES:

U.S. GOVERNMENT SECURITIES - U.S. government securities are securities that the U.S. Treasury has issued (treasury securities) and securities that a federal agency or a government-sponsored entity has issued (agency securities). Treasury securities include treasury bills, which have initial maturities of less than one year, treasury notes, which have initial maturities of one to ten years, and treasury bonds, which have initial maturities of at least ten years and certain types of mortgage-backed securities that are described under "Mortgage-Backed Securities" and "Other Asset-Backed Securities." This SAI discusses mortgage-backed treasury and agency securities in detail in the section called "Mortgage-Backed Securities" and "Other Asset-Backed Securities."

The full faith and credit of the U.S. government supports treasury securities. Unlike treasury securities, the full faith and credit of the U.S. government generally do not back agency securities. Agency securities are typically supported in one of three ways:

      o     by the right of the issuer to borrow from the U.S. Treasury;

      o by the discretionary authority of the U.S. government to buy the obligations of the agency; or

      o     by the credit of the sponsoring agency.

While U.S. government securities are guaranteed as to principal and interest, their market value is not guaranteed. U.S. government securities are subject to the same interest rate and credit risks as other fixed income securities. However, since U.S. government securities are of the highest quality, the credit risk is minimal. The U.S. government does not guarantee the net asset value of the assets of a Fund.

CORPORATE BONDS - Corporations issue bonds and notes to raise money for working capital or for capital expenditures such as plant construction, equipment purchases and expansion. In return for the money loaned to the corporation by investors, the corporation promises to pay investors interest, and repay the principal amount of the bond or note.

MORTGAGE-BACKED SECURITIES - Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers and mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. Each Fund's investment managers will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

MUNICIPAL SECURITIES - Municipal notes include, but are not limited to, general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes.

Each Fund's investment managers may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Tax-exempt commercial paper will be limited to investments in obligations which are rated at least A-2 by Standard & Poor's Rating Service ("S&P") or Prime-2 by Moody's Investors Services ("Moody's") at the time of investment or which are of equivalent quality as determined by each Fund's investment managers.

Other types of tax-exempt instruments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund may use the longer of the period required before the Fund is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must in each Fund's investment managers' opinion be equivalent to the long-term bond or commercial paper ratings stated above. Each Fund's investment managers will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. Each Fund's investment managers may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond ratings in the Appendix or commercial paper ratings stated above.

Each Fund's investment managers have the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. Each Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. Each Fund would limit its put transactions to institutions which each Fund's investment managers believes present minimum credit risks, and each Fund's investment managers would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued held in the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

GENERAL CONSIDERATIONS RELATING TO STATE SPECIFIC MUNICIPAL SECURITIES - With respect to municipal securities issued by a state and its political subdivisions, as well as certain other governmental issuers such as the Commonwealth of Puerto Rico, the Trust cannot predict what legislation, if any, may be proposed in the state's legislature in regards to the state's personal income tax status of interest on such obligations, or which proposals, if any, might be enacted. Such proposals, if enacted, might materially adversely affect the availability of the state's municipal securities for investment by a Fund and the value of a Fund's investments.

In addition, in January 2006 the Kentucky Court of Appeals held, in Davis v. Department of Revenue, that the state's exemption of interest on its own bonds and those of its political subdivisions and its taxation of interest on the bonds of other states and their political subdivisions unlawfully discriminates against interstate commerce. After the Kentucky Supreme Court declined to review the decision, Kentucky officials petitioned the United States Supreme Court to review the Davis decision, and the request was granted by the Court on May 24, 2007. A decision in the Davis case is anticipated sometime during the present term of the United States Supreme Court, which commenced on October 1, 2007. If the United States Supreme Court were to affirm the Davis decision, the tax treatment of state and local government bonds of other states also may be held to be unconstitutional. A determination that the tax-exempt treatment of state and local government bonds unlawfully discriminates against interstate commerce could cause interest on such tax-exempt obligations held by a Fund to become taxable and the market value of such obligations to decline, which, in turn, may negatively affect the value of the Fund's shares.


SPECIAL CONSIDERATIONS RELATING TO TEXAS MUNICIPAL SECURITIES - The Frost Muncipal Bond Fund and the Frost Low Duration Municipal Bond Fund each may invest more than 25% of their total assets in securities issued by Texas and its municipalities, and as a result are more vulnerable to unfavorable developments in Texas than funds that invest a lesser percentage of their assets in such securities. For example, important sectors of the State's economy include the oil and gas industry (including drilling, production, refining, chemicals and energy-related manufacturing) and high technology manufacturing (including computers, electronics and telecommunications equipment), along with an increasing emphasis on international trade. Each of these sectors has from time to time suffered from economic downturns. Adverse conditions in one or more of these sectors could have an adverse impact on Texas municipal securities.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMA") - GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly owned corporation of the U.S. government within the Department of Housing and Urban Development. Securities issued by GNMA are treasury securities, which means the full faith and credit of the U.S. government backs them. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of a Fund's shares. To buy GNMA securities, a Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION ("FNMA") - FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FREDDIE MAC - Freddie Mac is stockholder-owned corporation established by the U.S. Congress to create a continuous flow of funds to mortgage lenders. Freddie Mac supplies lenders with the money to make mortgages and packages the mortgages into marketable securities. The system is designed to create a stable mortgage credit system and reduce the rates paid by homebuyers. Freddie Mac, not the U.S. government, guarantees timely payment of principal and interest.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS AND OTHER SECONDARY MARKET ISSUERS - Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & Freddie Mac because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES - Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways, the most significant differences of mortgage-backed securities are:

      o payments of interest and principal are more frequent (usually monthly); and

      o falling interest rates generally cause individual borrowers to pay off their mortgage earlier than expected, which results in prepayments of principal on the securities, thus forcing a Fund to reinvest the money at a lower interest rate.

In addition to risks associated with changes in interest rates described in "Factors Affecting the Value of Debt Securities," a variety of economic, geographic, social and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, a Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES - These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations, but may still be subject to prepayment risk.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool occurs in a timely fashion

("liquidity protection"). In addition, asset-backed securities may obtain insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

A Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") - CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest and prepay principal monthly. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, Freddie Mac, or FNMA and their income streams more typically collateralize them.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended (the "Code") and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMO or REMIC certificates involves risks similar to those associated with investing in equity securities.

SHORT-TERM INVESTMENTS - To earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, a Fund may invest a portion of its assets in the short-term securities listed below, U.S. government securities and investment-grade corporate debt securities. Unless otherwise specified, a short-term debt security has a maturity of one year or less.

BANK OBLIGATIONS - A Fund will only invest in a security issued by a commercial bank if the bank:

      o has total assets of at least $1 billion, or the equivalent in other currencies (based on the most recent publicly available information about the bank);

      o is a U.S. bank and a member of the Federal Deposit Insurance Corporation; and

      o is a foreign branch of a U.S. bank and each Fund's investment managers believe the security is of an investment quality comparable with other debt securities that the Funds may purchase.

TIME DEPOSITS - Time deposits are non-negotiable deposits, such as savings accounts or certificates of deposit, held by a financial institution for a fixed term with the understanding that the depositor can withdraw its money only by giving notice to the institution. However, there may be early withdrawal penalties depending upon market conditions and the remaining maturity of the obligation. A Fund may only purchase time deposits maturing from two business days through seven calendar days.

CERTIFICATES OF DEPOSIT - Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or savings and loan association for a definite period of time and earning a specified return.

BANKERS' ACCEPTANCE - A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

COMMERCIAL PAPER - Commercial paper is a short-term obligation with a maturity ranging from one to 270 days issued by banks, corporations and other borrowers. Such investments are unsecured and usually discounted. A Fund may invest in commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P. See "Appendix A - Ratings" for a description of commercial paper ratings.

YANKEE BONDS - Yankee bonds are dollar-denominated bonds issued inside the United States by foreign entities. Investments in these securities involve certain risks that are not typically associated with investing in domestic securities. See "Foreign Securities."

ZERO COUPON BONDS - These securities make no periodic payments of interest, but instead are sold at a discount from their face value. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. The amount of the discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market value of zero coupon securities may exhibit greater price volatility than ordinary debt securities because a stripped security will have a longer duration than an ordinary debt security with the same maturity. A Fund's investments in pay-in-kind, delayed and zero coupon bonds may require it to sell certain of its Fund securities to generate sufficient cash to satisfy certain income distribution requirements.

These securities may include treasury securities that have had their interest payments ("coupons") separated from the underlying principal ("corpus") by their holder, typically a custodian bank or investment brokerage firm. Once the holder of the security has stripped or separated corpus and coupons, it may sell each component separately. The principal or corpus is then sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. The underlying treasury security is held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (I.E., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

The U.S. Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record keeping system. Under a Federal Reserve program known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities," a Fund can record its beneficial ownership of the coupon or corpus directly in the book-entry record-keeping system.

TERMS TO UNDERSTAND:

MATURITY - Every debt security has a stated maturity date when the issuer must repay the amount it borrowed (principal) from investors. Some debt securities, however, are callable, meaning the issuer can repay the principal earlier, on or after specified dates (call dates). Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, similar to a homeowner refinancing a mortgage. The effective maturity of a debt security is usually its nearest call date.

A Fund that invests in debt securities has no real maturity. Instead, it calculates its weighted average maturity. This number is an average of the stated maturity of each debt security held by a Fund, with the maturity of each security weighted by the percentage of the assets of the Fund it represents.

DURATION - Duration is a calculation that seeks to measure the price sensitivity of a debt security, or a Fund that invests in debt securities, to changes in interest rates. It measures sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of a debt security. Future interest payments and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking Fund prepayments that may shorten the life of a debt security.

An effective duration of four years, for example, would suggest that for each 1% reduction in interest rates at all maturity levels, the price of a security is estimated to increase by 4%. An increase in rates by the same magnitude is estimated to reduce the price of the security by 4%. By knowing the yield and the effective duration of a debt security, one can estimate total return based on an expectation of how much interest rates, in general, will change. While serving as a good estimator of prospective returns, effective duration is an imperfect measure.

FACTORS AFFECTING THE VALUE OF DEBT SECURITIES - The total return of a debt instrument is composed of two elements: the percentage change in the security's price and interest income earned. The yield to maturity of a debt security estimates its total return only if the price of the debt security remains unchanged during the holding period and coupon interest is reinvested at the same yield to maturity. The total return of a debt instrument, therefore, will be determined not only by how much interest is earned, but also by how much the price of the security and interest rates change.

o     INTEREST RATES

The price of a debt security generally moves in the opposite direction from interest rates (I.E., if interest rates go up, the value of the bond will go down, and vice versa).

o     PREPAYMENT RISK

This risk effects mainly mortgage-backed securities. Unlike other debt securities, falling interest rates can adversely affect the value of mortgage-backed securities, which may cause your share price to fall. Lower rates motivate borrowers to pay off the instruments underlying mortgage-backed and asset-backed securities earlier than expected, resulting in prepayments on the securities. A Fund may then have to reinvest the proceeds from such prepayments at lower interest rates, which can reduce its yield. The unexpected timing of mortgage and asset-backed prepayments caused by the variations in interest rates may also shorten or lengthen the average maturity of a Fund. If left unattended, drifts in the average maturity of a Fund can have the unintended effect of increasing or reducing the effective duration of the Fund, which may adversely affect the expected performance of the Fund.

o     EXTENSION RISK

The other side of prepayment risk occurs when interest rates are rising. Rising interest rates can cause a Fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the sensitivity of a Fund to rising rates and its potential for price declines. Extending the average life of a mortgage-backed security increases the risk of depreciation due to future increases in market interest rates. For these reasons, mortgage-backed securities may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.

o     CREDIT RATING

Coupon interest is offered to investors of debt securities as compensation for assuming risk, although short-term treasury securities, such as three-month treasury bills, are considered "risk free." Corporate securities offer higher yields than treasury securities because their payment of interest and complete repayment of principal is less certain. The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risks that the issuer will fail to pay interest and return principal. To compensate investors for taking on increased risk, issuers with lower credit ratings usually offer their investors a higher "risk premium" in the form of higher interest rates than those available from comparable treasury securities.

Changes in investor confidence regarding the certainty of interest and principal payments of a corporate debt security will result in an adjustment to this "risk premium." Since an issuer's outstanding debt carries a fixed coupon, adjustments to the risk premium must occur in the price, which effects the yield to maturity of the bond. If an issuer defaults or becomes unable to honor its financial obligations, the bond may lose some or all of its value.

A security rated within the four highest rating categories by a rating agency is called investment-grade because its issuer is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal. If a security is not rated or is rated under a different system, each Fund's investment managers may determine that it is of investment-grade. Each Fund's investment managers may retain securities that are downgraded, if it believes that keeping those securities is warranted.

Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. A corporation may issue a junk bond because of a corporate restructuring or other similar event. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and are less likely to make payments of interest and principal. Market developments and the financial and business condition of the corporation issuing these securities influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the junk bond market may make it more difficult to dispose of junk bonds and may cause a Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value junk bonds accurately.

Rating agencies are organizations that assign ratings to securities based primarily on the rating agency's assessment of the issuer's financial strength. The Funds currently use ratings compiled by Moody's, S&P and Fitch Inc. Credit ratings are only an agency's opinion, not an absolute standard of quality, and they do not reflect an evaluation of market risk.

The section "Appendix A - Ratings" contains further information concerning the ratings of certain rating agencies and their significance.

Each Fund's investment managers may use ratings produced by ratings agencies as guidelines to determine the rating of a security at the time a Fund buys it. A rating agency may change its credit ratings at any time. Each Fund's investment managers monitor the rating of the security and will take such action, if any, it believes appropriate when it learns that a rating agency has reduced the security's rating. A Fund is not obligated to dispose of securities whose issuers subsequently are in default or which are downgraded below the above-stated ratings.

FOREIGN SECURITIES
------------------

Foreign securities are debt and equity securities that are traded in markets outside of the United States. The markets in which these securities are located can be developed or emerging. Consistent with their respective investment strategies, the Funds can invest in foreign securities in a number of ways:

      o They can invest directly in foreign securities denominated in a foreign currency;

      o They can invest in American Depositary Receipts, European Depositary Receipts and other similar global instruments; and

      o     They can invest in investment funds.

TYPES OF FOREIGN SECURITIES:


AMERICAN DEPOSITARY RECEIPTS (ADRS) - ADRs as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. A custodian bank or similar financial institution in the issuer 's home country holds the underlying shares in trust. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. ADRs are subject to many of the risks associated with investing directly in foreign securities. European Depositary Receipts are similar to ADRs, except that they are typically issued by European banks or trust companies.

ADRs can be sponsored or unsponsored. While these types are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.


EMERGING MARKETS - An "emerging country" is generally a country that the International Bank for Reconstruction and Development (World Bank) and the International Finance Corporation would consider to be an emerging or developing country. Typically, emerging markets are in countries that are in the process of industrialization, with lower gross national products (GNP) than more developed countries. There are currently over 130 countries that the international financial community generally considers to be emerging or developing countries, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe.

INVESTMENT FUNDS - Some emerging countries currently prohibit direct foreign investment in the securities of their companies. Certain emerging countries, however, permit indirect foreign investment in the securities of companies listed and traded on their stock exchanges through investment funds that they have specifically authorized. Investments in these investment funds are subject to the provisions of the 1940 Act. If a Fund invests in such investment funds, shareholders will bear not only their proportionate share of the expenses (including operating expenses and the fees of the Adviser), but also will bear indirectly bear similar expenses of the underlying investment funds. In addition, these investment funds may trade at a premium over their net asset value.

RISKS OF FOREIGN SECURITIES:

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve significant risks in addition to the risks inherent in U.S. investments.

POLITICAL AND ECONOMIC FACTORS - Local political, economic, regulatory, or social instability, military action or unrest, or adverse diplomatic developments may affect the value of foreign investments. Listed below are some of the more important political and economic factors that could negatively affect an investment in foreign securities:

      o The economies of foreign countries may differ from the economy of the United States in such areas as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, budget deficits and national debt;

      o Foreign governments sometimes participate to a significant degree, through ownership interests or regulation, in their respective economies. Actions by these governments could significantly influence the market prices of securities and payment of dividends;

      o The economies of many foreign countries are dependent on international trade and their trading partners and they could be severely affected if their trading partners were to enact protective trade barriers and economic conditions;

      o The internal policies of a particular foreign country may be less stable than in the United States. Other countries face significant external political risks, such as possible claims of sovereignty by other countries or tense and sometimes hostile border clashes; and

      o A foreign government may act adversely to the interests of U.S. investors, including expropriation or nationalization of assets, confiscatory taxation and other restrictions on U.S. investment. A country may restrict or control foreign investments in its securities markets. These restrictions could limit a Fund's ability to invest in a particular country or make it very expensive for the Fund to invest in that country. Some countries require prior governmental approval, limit the types or amount of securities or companies in which a foreigner can invest. Other countries may restrict the ability of foreign investors to repatriate their investment income and capital gains.


INFORMATION AND SUPERVISION - There is generally less publicly available information about foreign companies than companies based in the United States. For example, there are often no reports and ratings published about foreign companies comparable to the ones written about U.S. companies. Foreign companies are typically not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The lack of comparable information makes investment decisions concerning foreign countries more difficult and less reliable than domestic companies.

STOCK EXCHANGE AND MARKET RISK - Each Fund's investment managers anticipate that in most cases an exchange or over-the-counter ("OTC") market located outside of the United States will be the best available market for foreign securities. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as the markets in the United States Foreign stock markets tend to differ from those in the United States in a number of ways.

Foreign stock markets:

      o are generally more volatile than, and not as developed or efficient as, those in the United States;

      o     have substantially less volume;

      o trade securities that tend to be less liquid and experience rapid and erratic price movements;

      o have generally higher commissions and are subject to set minimum rates, as opposed to negotiated rates;

      o employ trading, settlement and custodial practices less developed than those in U.S. markets; and

      o may have different settlement practices, which may cause delays and increase the potential for failed settlements.

Foreign markets may offer less protection to shareholders than U.S. markets because:

      o foreign accounting, auditing, and financial reporting requirements may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards;

      o adequate public information on foreign issuers may not be available, and it may be difficult to secure dividends and information regarding corporate actions on a timely basis;

      o in general, there is less overall governmental supervision and regulation of securities exchanges, brokers, and listed companies than in the United States;

      o OTC markets tend to be less regulated than stock exchange markets and, in certain countries, may be totally unregulated;

      o economic or political concerns may influence regulatory enforcement and may make it difficult for shareholders to enforce their legal rights; and

      o restrictions on transferring securities within the United States or to U.S. persons may make a particular security less liquid than foreign securities of the same class that are not subject to such restrictions.

FOREIGN CURRENCY RISK - While the Funds denominate their net asset value in U.S. dollars, the securities of foreign companies are frequently denominated in foreign currencies. Thus, a change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Some of the factors that may impair the investments denominated in a foreign currency are:

      o It may be expensive to convert foreign currencies into U.S. dollars and vice versa;

      o Complex political and economic factors may significantly affect the values of various currencies, including U.S. dollars, and their exchange rates;

      o Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces;

      o There may be no systematic reporting of last sale information for foreign currencies or regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis;

      o Available quotation information is generally representative of very large round-lot transactions in the inter-bank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable; and

      o The inter-bank market in foreign currencies is a global, around-the-clock market. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.

TAXES - Certain foreign governments levy withholding taxes on dividend and interest income. Although in some countries it is possible for a Fund to recover a portion of these taxes, the portion that cannot be recovered will reduce the income the Fund receives from its investments. The Funds do not expect such foreign withholding taxes to have a significant impact on performance.

EMERGING MARKETS - Investing in emerging markets may magnify the risks of foreign investing. Security prices in emerging markets can be significantly more volatile than those in more developed markets, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may:

      o     Have relatively unstable governments;

      o Present greater risks of nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets;

      o Offer less protection of property rights than more developed countries; and

      o Have economies that are based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates.

Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

DERIVATIVES
-----------

Derivatives are financial instruments whose value is based on an underlying asset, such as a stock or a bond, an underlying economic factor, such as an interest rate or a market benchmark, such as an index. Investors can use derivatives to gain exposure to various markets in a cost efficient manner, to reduce transaction costs, alter duration or to remain fully invested. They may also invest in derivatives to protect it from broad fluctuations in market prices, interest rates or foreign currency exchange rates. Investing in derivatives for these purposes is known as "hedging." When hedging is successful, a Fund will have offset any depreciation in the value of its Fund securities by the appreciation in the value of the derivative position. Although techniques other than the sale and purchase of derivatives could be used to control the exposure of the Fund to market fluctuations, the use of derivatives may be a more effective means of hedging this exposure. To the extent that the Fund engages in hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a "senior security" by the Fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by the Fund, if the Fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to certain risks.

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TYPES OF DERIVATIVES:

FUTURES - A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial information is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading and regulated by the Commodity Futures Trading Commission ("CFTC"). These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit "initial margin" with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract's value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party's position declines, that party must make additional "variation margin" payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as "marking to the market."

Although the actual terms of a futures contract calls for the actual delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

OPTIONS - An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the "strike price" or "exercise price") at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. Generally, a seller of an option can grant a buyer two kinds of rights: a "call" (the right to buy the security) or a "put" (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (over-the-counter or "OTC options"). Like futures, a financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract.

o     PURCHASING PUT AND CALL OPTIONS

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the "option premium"). The Fund may purchase put options to offset or hedge against a decline in the market value of its securities ("protective puts") or to benefit from a decline in the price of securities that it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. The Fund would normally purchase call options in anticipation of an increase in the market value of securities it owns or wants to buy. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. Otherwise, the Fund would realize either no gain or a loss on the purchase of the call option.

The purchaser of an option may terminate its position by:

      o     Allowing it to expire and losing its entire premium;

      o Exercising the option and either selling (in the case of a put option) or buying (in the case of a call option) the underlying instrument at the strike price; or

      o     Closing it out in the secondary market at its current price.

o     SELLING (WRITING) PUT AND CALL OPTIONS

When a Fund writes a call option it assumes an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. Similarly, when a Fund writes a put option it assumes an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. The Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an over-the-counter option by entering into an offsetting transaction with the counterparty to the option.

A Fund could try to hedge against an increase in the value of securities it would like to acquire by writing a put option on those securities. If security prices rise, the Fund would expect the put option to expire and the premium it received to offset the increase in the security's value. If security prices remain the same over time, the Fund would hope to profit by closing out the put option at a lower price. If security prices fall, the Fund may lose an amount of money equal to the difference between the value of the security and the premium it received. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities it would like to acquire.

The characteristics of writing call options are similar to those of writing put options, except that call writers expect to profit if prices remain the same or fall. A Fund could try to hedge against a decline in the value of securities it already owns by writing a call option. If the price of that security falls as expected, the Fund would expect the option to expire and the premium it received to offset the decline of the security's value. However, the Fund must be prepared to deliver the underlying instrument in return for the strike price, which may deprive it of the opportunity to profit from an increase in the market price of the securities it holds.

A Fund is permitted only to write covered options. At the time of selling the call option, the Fund may cover the option by owning, among other things:

      o The underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

      o A call option on the same security or index with the same or lesser exercise price;

      o A call option on the same security or index with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

      o Cash or liquid securities equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract; or

      o In the case of an index, the portfolio of securities that corresponds to the index.

At the time of selling a put option, a Fund may cover the put option by, among other things:

      o     Entering into a short position in the underlying security;

      o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with the same or greater exercise price;

      o Purchasing a put option on the same security, index, interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

      o     Maintaining the entire exercise price in liquid securities.

o     OPTIONS ON SECURITIES INDICES

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

o     OPTIONS ON FUTURES

An option on a futures contract provides the holder with the right to buy a futures contract (in the case of a call option) or sell a futures contract (in the case of a put option) at a fixed time and price. Upon exercise of the option by the holder, the contract market clearing house establishes a corresponding short position for the writer of the option (in the case of a call option) or a corresponding long position (in the case of a put option). If the option is exercised, the parties will be subject to the futures contracts. In addition, the writer of an option on a futures contract is subject to initial and variation margin requirements on the option position. Options on futures contracts are traded on the same contract market as the underlying futures contract.

The buyer or seller of an option on a futures contract may terminate the option early by purchasing or selling an option of the same series (I.E., the same exercise price and expiration date) as the option previously purchased or sold. The difference between the premiums paid and received represents the trader's profit or loss on the transaction.

A Fund may purchase put and call options on futures contracts instead of selling or buying futures contracts. The Fund may buy a put option on a futures contract for the same reasons it would sell a futures contract. It also may purchase such put options in order to hedge a long position in the underlying futures contract. The Fund may buy call options on futures contracts for the same purpose as the actual purchase of the futures contracts, such as in anticipation of favorable market conditions.

A Fund may write a call option on a futures contract to hedge against a decline in the prices of the instrument underlying the futures contracts. If the price of the futures contract at expiration were below the exercise price, the Fund would retain the option premium, which would offset, in part, any decline in the value of its portfolio securities.

The writing of a put option on a futures contract is similar to the purchase of the futures contracts, except that, if the market price declines, a Fund would pay more than the market price for the underlying instrument. The premium received on the sale of the put option, less any transaction costs, would reduce the net cost to the Fund.

o     COMBINED POSITIONS

A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund could construct a combined position whose risk and return characteristics are similar to selling a futures contract by purchasing a put option and writing a call option on the same underlying instrument. Alternatively, the Fund could write a call option at one strike price and buy a call option at a lower price to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

o     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

A forward foreign currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. Unlike futures contracts, forward contracts:

      o Do not have standard maturity dates or amounts (I.E., the parties to the contract may fix the maturity date and the amount).

      o Are traded in the inter-bank markets conducted directly between currency traders (usually large commercial banks) and their customers, as opposed to futures contracts which are traded only on exchanges regulated by the CFTC.

      o     Do not require an initial margin deposit.

      o May be closed by entering into a closing transaction with the currency trader who is a party to the original forward contract, as opposed to a commodities exchange.

FOREIGN CURRENCY HEDGING STRATEGIES - A "settlement hedge" or "transaction hedge" is designed to protect a Fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. The Fund may also use forward contracts to purchase or sell a foreign currency when it anticipates purchasing or selling securities denominated in foreign currency, even if it has not yet selected the specific investments.

A Fund may use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the currency in which the Fund's investment is denominated. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. They simply establish a rate of exchange that one can achieve at some future point in time. Additionally, these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency and to limit any potential gain that might result from the increase in value of such currency.

A Fund may enter into forward contracts to shift its investment exposure from one currency into another. Such transactions may call for the delivery of one foreign currency in exchange for another foreign currency, including currencies in which its securities are not then denominated. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased. Cross-hedges may protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases. Cross hedging transactions also involve the risk of imperfect correlation between changes in the values of the currencies involved.

It is difficult to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market if the market value of a security it is hedging is less than the amount of foreign currency it is obligated to deliver. Conversely, the Fund may have to sell on the spot market some of the foreign currency it received upon the sale of a security if the market value of such security exceeds the amount of foreign currency it is obligated to deliver.

To the extent that a Fund engages in foreign currency hedging, there can be no assurance that any hedge will be effective or that there will be a hedge in place at any given time.

SWAPS, CAPS, COLLARS AND FLOORS
-------------------------------

SWAP AGREEMENTS - A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date under certain circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party.

A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

o     TOTAL RETURN SWAPS

Total return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to a Fund at termination or settlement. The primary risks associated with total returns swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur to the underlying asset).

o     EQUITY SWAPS

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that a Fund will be committed to pay.

o     INTEREST RATE SWAPS

Interest rate swaps are financial instruments that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future. Some of the different types of interest rate swaps are "fixed-for floating rate swaps," "termed basis swaps" and "index amortizing swaps." Fixed-for floating rate swaps involve the exchange of fixed interest rate cash flows for floating rate cash flows. Termed basis swaps entail cash flows to both parties based on floating interest rates, where the interest rate indices are different. Index amortizing swaps are typically fixed-for floating swaps where the notional amount changes if certain conditions are met.

Like a traditional investment in a debt security, a Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if a Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if a

Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

o     CURRENCY SWAPS

A currency swap is an agreement between two parties in which one party agrees to make interest rate payments in one currency and the other promises to make interest rate payments in another currency. A Fund may enter into a currency swap when it has one currency and desires a different currency. Typically the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. Changes in foreign exchange rates and changes in interest rates, as described above may negatively affect currency swaps.

CAPS, COLLARS AND FLOORS - Caps and floors have an effect similar to buying or writing options. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level. The seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

RISKS OF DERIVATIVES:

While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance of a Fund than if it had not entered into any derivatives transactions. Derivatives may magnify a Fund's gains or losses, causing it to make or lose substantially more than it invested.

When used for hedging purposes, increases in the value of the securities a Fund holds or intends to acquire should offset any losses incurred with a derivative. Purchasing derivatives for purposes other than hedging could expose a Fund to greater risks.

CORRELATION OF PRICES - A Fund's ability to hedge its securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities. In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument. Each Fund's investment managers will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge. However, if a Fund's prediction of interest and currency rates, market value, volatility or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.

Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative. Listed below are some of the factors that may cause such a divergence:

      o current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;

      o a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

      o differences between the derivatives, such as different margin requirements, different liquidity of such markets and the participation of speculators in such markets.

Derivatives based upon a narrower index of securities, such as those of a particular industry group, may present greater risk than derivatives based on a broad market index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.

While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of a Fund. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments precisely over time.

LACK OF LIQUIDITY - Before a futures contract or option is exercised or expires, a Fund can terminate it only by entering into a closing purchase or sale transaction. Moreover, a Fund may close out a futures contract only on the exchange the contract was initially traded. If there is no secondary market for the contract, or the market is illiquid, a Fund may not be able to close out its position. In an illiquid market, a Fund may:

      o have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;

      o     have to purchase or sell the instrument underlying the contract;

      o     not be able to hedge its investments; and

      o     not be able to realize profits or limit its losses.

Derivatives may become illiquid (I.E., difficult to sell at a desired time and price) under a variety of market conditions. For example:

      o an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives or all derivatives, which sometimes occurs because of increased market volatility;

      o unusual or unforeseen circumstances may interrupt normal operations of an exchange;

      o the facilities of the exchange may not be adequate to handle current trading volume;

      o equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other occurrences may disrupt normal trading activity; or

      o investors may lose interest in a particular derivative or category of derivatives.

MANAGEMENT RISK - If each Fund's investment managers incorrectly predict stock market and interest rate trends, the Funds may lose money by investing in derivatives. For example, if a Fund were to write a call option based on each Fund's investment managers' expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on each Fund's investment managers expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

PRICING RISK - At times, market conditions might make it hard to value some investments. For example, if a Fund has valued its securities too highly, you may end up paying too much for Fund shares when you buy into the Fund. If a Fund underestimates its price, you may not receive the full market value for your Fund shares when you sell.

MARGIN - Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

VOLATILITY AND LEVERAGE - The prices of derivatives are volatile (I.E., they may change rapidly, substantially and unpredictably) and are influenced by a variety of factors, including:

      o     actual and anticipated changes in interest rates;

      o     fiscal and monetary policies; and

      o     national and international political events.

Most exchanges limit the amount by which the price of a derivative can change during a single trading day. Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day. Once the price of a derivative reaches this value, a Fund may not trade that derivative at a price beyond that limit. The daily limit governs only price movements during a given day and does not limit potential gains or losses. Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.

Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage. Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to a Fund and it may lose more than it originally invested in the derivative.

If the price of a futures contract changes adversely, a Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement. A Fund may lose its margin deposits if a broker-dealer with whom it has an open futures contract or related option becomes insolvent or declares bankruptcy.

EXCHANGE-TRADED FUNDS ("ETFS")
------------------------------

An ETF is a fund whose shares are bought and sold on a securities exchange as if it were a single security. An ETF holds a portfolio of securities designed to track a particular market segment or index. Some examples of ETFs are SPDRs(R), DIAMONDS(SM), NASDAQ 100 Index Tracking Stock(SM) ("QQQs(SM)"), and iShares(R). A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or foreign market while awaiting an opportunity to purchase securities directly. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying portfolio of securities and ETFs have management fees that increase their costs versus the costs of owning the underlying securities directly. See also "Investment Company Shares" below.

INVESTMENT COMPANY SHARES
-------------------------

The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Funds own more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

For hedging or other purposes, each Fund may invest in investment companies that seek to track the composition and/or performance of specific indexes or portions of specific indexes. Certain of these investment companies, known as ETFs, are traded on a securities exchange. (See "Exchange Traded Funds" above). The market prices of index-based investments will fluctuate in accordance with changes in the underlying portfolio securities of the investment company and also due to supply and demand of the investment company's shares on the exchange upon which the shares are traded. Index-based investments may not replicate or otherwise match the composition or performance of their specified index due to transaction costs, among other things. Pursuant to an order issued by the SEC to iShares(R) Funds and procedures approved by the Board, each Fund may invest in iShares(R) Funds in excess of the 5% and 10% limits described above, provided that the Fund has described ETF investments in its prospectus and otherwise complies with the conditions of the SEC, as it may be amended, and any other applicable investment limitations. iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds makes any representations regarding the advisability of investing in the iShares(R) Funds.

MONEY MARKET SECURITIES
-----------------------

Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by each Fund's investment managers to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described below. For a description of ratings, see "Appendix A - Ratings" to this SAI.

REPURCHASE AGREEMENTS
---------------------


The Funds may enter into repurchase agreements with financial institutions. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by each Fund's investment managers. The repurchase agreements entered into by the Funds will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement and consist only of securities permissible under Section 101(47)(A)(i) of the Bankruptcy Code (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Funds will seek to liquidate such collateral. However, the exercising of the

Funds' right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, a Fund could suffer a loss. It is the current policy of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of the Funds in repurchase agreements, at times, may be substantial when, in the view of each Fund's investment managers, liquidity or other considerations so warrant.

SECURITIES LENDING
------------------


The Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to their Adviser, Sub-Adviser or their affiliates unless permissible under the 1940 Act and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Funds.


The Funds may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Funds' securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Funds will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

ILLIQUID SECURITIES
-------------------

Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon their sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, each Fund's investment managers determine the liquidity of the Funds' investments. In determining the liquidity of the Funds' investments, each Fund's investment managers may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES
---------------------

Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act") or an exemption from registration. As consistent with each Fund's investment objectives, the Funds may invest in Section 4(2) commercial paper.
Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

SHORT SALES
-----------

As consistent with each Fund's investment objectives, the Funds may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Funds with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds that cannot be changed without the consent of the holders of a majority of a Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

Each Fund may not:


1. Purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.


2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Further,

   o The Municipal Bond Fund may not change its investment strategy to invest at least 80% of its net assets in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative tax.


   o The Low Duration Municipal Bond Fund may not change its investment strategy to invest at least 80% of its net assets in municipal securities that generate income exempt from federal income tax, but not necessarily the federal alternative minimum tax, but not necessarily the federal alternative tax.

NON-FUNDAMENTAL POLICIES

In addition to each Fund's investment objective(s), the following investment limitations of each Fund are non-fundamental and may be changed by the Trust's Board of Trustees without shareholder approval. These non-fundamental policies are based upon the regulations currently set forth in the 1940 Act.

Each Fund may not:


1. Purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of a Fund would be invested in the securities of such issuer; or acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of a Fund's total assets.


2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that a Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets.

Further,


   o The Low Duration Bond Fund and the Total Return Fund may not change their investment strategies to invest at least 80% of their net assets in fixed income securities without 60 days' prior written notice to shareholders.

   o The Growth Fund, the Multi-Cap Value Fund and the Multi-Cap Fund may not change their investment strategies to invest at least 80% of their net assets in equity securities without 60 days' prior written notice to shareholders.


   o The Dividend Fund may not change its investment strategy to invest at least 80% of its net assets in equity securities of companies that pay or are expected to pay dividends without 60 days' prior written notice to shareholders.


   o The Small-Mid Fund and the LKCM Small-Mid Fund may not change their investment strategies to invest at least 80% of their net assets in equity securities of small/mid capitalization companies at the time of initial purchase without 60 days' prior written notice to shareholders.

   o The Treasury Fund may not change its investment strategy to invest at least 80% of its net assets in full faith and credit U.S. Treasury obligations without 60 days' prior written notice to shareholders.

   o The International Fund may not change its investment strategy to invest at least 80% of its net assets in equity securities of non-U.S. issuers without 60 days' prior written notice to shareholders.


Except with respect to Funds' policies concerning borrowing and illiquid securities, if a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values or assets will not constitute a violation of such restriction. With respect to the limitation on illiquid securities, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable. With respect to the limitation on borrowing, in the event that a subsequent change in net assets or other circumstances cause a Fund to exceed its limitation, the Fund will take steps to bring the aggregate amount of borrowing back within the limitations as soon as reasonably practicable.

THE ADVISER AND SUB-ADVISERS

INVESTMENT ADVISER


Frost Investment Advisors, LLC, an affiliate of The Frost National Bank, is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser, a Delaware limited liability company, was established in December of 2007 and offers investment management services for institutions and retail clients. The Adviser's principal place of business is located at 100 West Houston Street, 15th Floor Tower, San Antonio, Texas 78205-1414. The Adviser is a subsidiary of The Frost National Bank, a national bank. The Frost National Bank is a subsidiary of Cullen/Frost Bankers, Inc., a Texas Corporation.

The Adviser has delegated the authority to manage the International Fund, the Multi-Cap Value Fund, the Small-Mid Fund, the Treasury Fund, the Multi-Cap Fund and the LKCM Small-Mid Fund to sub-advisers. The Adviser monitors the Sub-Advisers to ensure their compliance with the investment policies and guidelines of the International Fund, the Multi-Cap Value Fund, the Small-Mid Fund, the Treasury Fund, the Multi-Cap Fund and the LKCM Small-Mid Fund and monitors the Sub-Advisers' adherence to their investment style. The Adviser pays the Sub-Advisers out of the advisory fee it receives from the International Fund, the Multi-Cap Value Fund, the Small-Mid Fund, the Treasury Fund, the Multi-Cap Fund and the LKCM Small-Mid Fund. The Board of Trustees of the Advisors' Inner Circle Fund II (the "Board") supervises the Adviser and the Sub-Advisers and establishes policies that the Adviser and Sub-Advisers must follow in their management activities.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser and makes the investment decisions for each of the Funds and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. After the initial two-year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties thereunder.

ADVISORY FEES PAID TO THE ADVISER.


For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the following annual rates set forth in the table below based on the average daily net assets of each Fund. For its services under the Sub-Advisory Agreements, each Sub-Adviser is entitled to a fee, which is calculated daily and paid monthly, by the Adviser. The Adviser has voluntarily agreed to reduce its investment advisory fees for certain Funds as set forth below ("Voluntary Fee Reduction"). In addition, the Adviser has voluntarily agreed to further reduce its fees and/or reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding certain levels as set forth below ("Expense Limitaion"). The Adviser may discontinue all or part of these fee reductions or reimbursements at any time. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund Operating Expenses and the expense limitation set forth below to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. The Adviser, however, will not be permitted to recapture the amount of any difference that is attributable to the Voluntary Fee Reduction. The table below shows the rate of each Fund's investment advisory fee before the Voluntary Fee Reduction, the amount of the Adviser's Voluntary Fee Reduction with respect to each Fund and the investment advisory fee after the Voluntary Fee Reduction and the Adviser's voluntary expense limitation for each Fund.

---------------------------------------------------------------------------------------------------------------------------
                                                        ADVISER'S                         EXPENSE
                              ADVISORY FEE BEFORE       VOLUNTARY    ADVISORY FEE         LIMITATIONS      EXPENSE
                              VOLUNTARY FEE             FEE          AFTER FEE            (INSTITUTIONAL   LIMITATIONS
FUND                          REDUCTION                 REDUCTION    REDUCTION            CLASS SHARES)    (CLASS A SHARES)
---------------------------------------------------------------------------------------------------------------------------
Growth Fund                   0.80%                     0.15%        0.65%                1.25%            1.50%
---------------------------------------------------------------------------------------------------------------------------
Dividend Fund                 0.80%                     0.15%        0.65%                1.25%            1.50%
---------------------------------------------------------------------------------------------------------------------------
Multi-Cap Value Fund          0.59%                     None         0.59%                1.05%            1.30%
---------------------------------------------------------------------------------------------------------------------------
Small-Mid Fund                1.00% for assets up to    None         1.00% for assets     1.55%            1.80%
                              $100 million                           up to $100 million
                              0.85% for assets over                  0.85% for assets
                              $100 million                           over $100 million
---------------------------------------------------------------------------------------------------------------------------
International Fund            0.95% for assets up to    None         0.95% for assets     1.45%            1.70%
                              $150 million                           up to $150 million
                              0.90% for assets over                  0.90% for assets
                              $150 million                           over $150 million
---------------------------------------------------------------------------------------------------------------------------
Low Duration Bond Fund        0.50%                     0.20%        0.30%                0.95%            1.20%
---------------------------------------------------------------------------------------------------------------------------
Total Return Fund             0.50%                     0.10%        0.40%                0.95%            1.20%
---------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund           0.50%                     0.10%        0.40%                1.05%            1.30%
---------------------------------------------------------------------------------------------------------------------------
Low Duration Municipal Bond
Fund                          0.50%                     0.20%        0.30%                1.15%            1.40%
---------------------------------------------------------------------------------------------------------------------------
Treasury Fund                 0.35%                     None         0.35%                1.05%            1.30%
---------------------------------------------------------------------------------------------------------------------------
Multi-Cap Fund                0.75%                     None         0.75%                1.35%            1.60%
---------------------------------------------------------------------------------------------------------------------------
LKCM Small- Mid Fund          0.90%                     None         0.90%                1.55%            1.80%
---------------------------------------------------------------------------------------------------------------------------


INVESTMENT SUB-ADVISERS

INTERNATIONAL FUND
------------------


Thornburg Investment Management, Inc., a Delaware corporation established in 1982, serves as the sub-adviser to the International Fund. Thornburg's principal place of business is located at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico, 87501-2046. As of December 31, 2007, Thornburg had approximately $53 billion in assets under management. Thornburg is responsible for the day-to-day management of the International Fund's investments.

MULTI-CAP VALUE FUND AND TREASURY FUND
--------------------------------------

Kempner Capital Management, Inc., a Texas corporation established in 1982, serves as the sub-adviser to the Multi-Cap Value Fund and the Treasury Fund. KCM's principal place of business is located at 2201 Market Street, 12th Floor FNB Building, Galveston, Texas, 77550-1503. As of December 31, 2007, KCM had approximately $586 million in assets under management. KCM is responsible for the day-to-day management of the Value Fund's and Treasury Fund's investments.


SMALL-MID FUND
--------------


Hoover Investment Management Co., LLC, a Delaware limited liability company established in 1997, serves as the sub-adviser to the Small-Mid Fund. Hoover's principal place of business is located at 600 California Street, Suite 550, San Francisco, California, 94108-2704. As of December 31, 2007, Hoover had approximately $1.8 billion in assets under management. Hoover is responsible for the day-to-day management of the Small-Mid Fund's investments.

MULTI-CAP FUND AND LKCM SMALL-MID FUND
--------------------------------------

Luther King Capital Management Corporation, a Delaware corporation established in 1979, serves as the sub-adviser to the Multi-Cap Fund and LKCM Small-Mid Fund. LKCM's principal place of business is located at 301 Commerce Street, Suite 1600, Fort Worth, Texas, 76102-4140. As of December 31, 2007, LKCM had approximately $7.7 billion in assets under management. LKCM is responsible for the day-to-day management of the Multi-Cap Fund's and LKCM Small-Mid Fund's investments.

SUB-ADVISORY AGREEMENTS. The Sub-Advisers and the Adviser have entered into investment sub-advisory agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements"). Under each Sub-Advisory Agreement, each Sub-Adviser serves as the investment adviser for the Fund(s) for which it is responsible for the day-to-day management, makes investment decisions for such Fund(s) and administers the investment program of such Fund(s), subject to the supervision of, and policies established by, the Adviser and the Board. After the initial two-year term, the continuance of each Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. A Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Board. The Sub-Advisory Agreements provide that each Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of misfeasance or negligence generally in the performance of its duties hereunder or its negligent disregard of its obligation and duties thereunder.


SUB-ADVISORY FEES. For the services provided pursuant to the Sub-Advisory Agreements with the Adviser, each Sub-Adviser receives an annual fee from the Adviser at the following annual rates, based on the average daily net assets of the respective Funds:


--------------------------------------------------------------------
FUND                                    SUB-ADVISORY FEE
--------------------------------------------------------------------
Multi-Cap Value Fund                    0.34%
--------------------------------------------------------------------
Small-Mid Fund                          0.70% for assets up to $100
                                        million and 0.55% for assets
                                        over $100 million
--------------------------------------------------------------------
International Fund                      0.60% for assets up to $150
                                        million and 0.55% for assets
                                        over $150 million
--------------------------------------------------------------------
Treasury Fund                           0.25%
--------------------------------------------------------------------
Multi-Cap Fund                          0.50%
--------------------------------------------------------------------
LKCM Small-Mid Fund                     0.65%
--------------------------------------------------------------------


PORTFOLIO MANAGERS

This section includes information about the Funds' portfolio managers, including information about other accounts managed, the dollar range of Fund shares owned and compensation.


COMPENSATION. The Adviser and the Sub-Advisers compensate each Fund's portfolio managers for their management of the Funds. Compensation for the Adviser's portfolio managers includes an annual salary, 401(k) retirement plan and, at the discretion of management, an annual bonus and company-wide profit sharing provided for employees of The Frost National Bank. Each portfolio manager of the Adviser currently named in the prospectus also may own equity shares in the Frost National Bank, the parent company of the Adviser, either directly or through a 401(k) retirement savings plan or a profit sharing plan. Both the salary and potential bonus are reviewed approximately annually for comparability with salaries of other portfolio managers in the industry, using survey data obtained from compensation consultants. The awarding of a bonus is subjective. Criteria that are considered in formulating a bonus include, but are not limited to, the following: revenues available to pay compensation of the manager and all other expenses related to supporting the accounts managed by the manager, including the manager's specific fund; multiple year historical total return of accounts managed by the manager, including the manager's specific fund, relative to market performance and similar investment companies; single year historical total return of accounts managed by the manager, including the manager's specific fund, relative to market performance and similar investment companies; the degree of sensitivity of the manager to potential tax liabilities created for account holders in generating returns, relative to overall return. There is no material difference in the method used to calculate the manager's compensation with respect to the manager's specific fund and other accounts managed by the manager, except that certain accounts managed by the manager may have no income or capital gains tax considerations. To the extent that the manager realizes benefits from capital appreciation and dividends paid to shareholders of the manager's specific fund, such benefits accrue from the overall financial performance of the manager's specific fund.


Thornburg compensates the International Fund's portfolio managers for their management of the International Fund. The compensation for each portfolio manager includes an annual salary, annual bonus and potential ownership interest in Thornburg. Annual bonuses are based on Thornburg's overall success and the portfolio manager's contribution to that success.


KCM compensates the portfolio managers of the Multi-Cap Value Fund and the Treasury Fund for their management of the Funds. The compensation for each portfolio manager includes an annual salary and an annual bonus based on each portfolio's percentage of base salaries.

Hoover compensates the portfolio manager of the Hoover Small-Mid Fund for her management of the Fund. The compensation for the portfolio manager consists of a base salary plus their share of the firm's annual net income based upon her ownership percentage and an eligibility to participate in the firm's 401(k) plan.

LKCM compensates the portfolio managers of the Multi-Cap Fund and LKCM Small-Mid Fund for their management of the Funds. The compensation for each portfolio manager includes an annual salary and an eligibility to participate in the firm's profit sharing plan/401(k). The majority of compensation is derived from bonuses, which are discretionary and based on individual merit as well as overall success of the firm in any given year.


FUND SHARES OWNED BY PORTFOLIO MANAGERS. The following table shows the dollar amount range of each portfolio manager's "beneficial ownership" of shares of the Funds which he/she manages. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act").

--------------------------------------------------------------------------------
NAME                                     DOLLAR RANGE OF FUND SHARES OWNED*
--------------------------------------------------------------------------------
Michael R. Brell                     None
--------------------------------------------------------------------------------
Theodore Evans Davis                 None
--------------------------------------------------------------------------------
Jeffrey Elswick                      None
--------------------------------------------------------------------------------
C. Murray Fichtner                   None
--------------------------------------------------------------------------------
Ted Harper                           None
--------------------------------------------------------------------------------
John Lutz                            None
--------------------------------------------------------------------------------
Tom L. Stringfellow                  None
--------------------------------------------------------------------------------
Alan Tarver                          None
--------------------------------------------------------------------------------
William Fries                        None
--------------------------------------------------------------------------------
Wendy Trevisani                      None
--------------------------------------------------------------------------------
Lei Wang                             None
--------------------------------------------------------------------------------
Harris L. Kempner Jr.                None
--------------------------------------------------------------------------------
R. Patrick Rowles                    None
--------------------------------------------------------------------------------
M. Shawn Gault                       None
--------------------------------------------------------------------------------
Irene G. Hoover                      None
--------------------------------------------------------------------------------
J. Luther King, Jr.                  None
--------------------------------------------------------------------------------
Steven R. Purvis                     None
--------------------------------------------------------------------------------
Paul W. Greenwell                    None
--------------------------------------------------------------------------------

*     Valuation date December 31, 2007.

OTHER ACCOUNTS. In addition to the Funds, certain portfolio managers are responsible for the day-to-day management of certain other accounts, as listed below. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account. The information below is provided as of December 31, 2007.

----------------------------------------------------------------------------------------------------------
                            REGISTERED INVESTMENT     OTHER POOLED INVESTMENT
                                  COMPANIES                  VEHICLES                 OTHER ACCOUNTS
                          --------------------------------------------------------------------------------
                          NUMBER OF   TOTAL ASSETS   NUMBER OF    TOTAL ASSETS   NUMBER OF   TOTAL ASSETS
          NAME             ACCOUNTS    (MILLIONS)     ACCOUNTS     (MILLIONS)    ACCOUNTS     (MILLIONS)
----------------------------------------------------------------------------------------------------------
Michael R. Brell              0         $     0          0           $    0           3         $  9.1
----------------------------------------------------------------------------------------------------------
Theodore Evans Davis          0         $     0          2           $ 2988          62         $ 4556
----------------------------------------------------------------------------------------------------------
Jeffrey Elswick               0         $     0          6           $  488          25         $   61
----------------------------------------------------------------------------------------------------------
C. Murray Fichtner            0         $     0          2           $  159         265         $  279
----------------------------------------------------------------------------------------------------------
Ted Harper                    0         $     0          0           $    0         243         $  177
----------------------------------------------------------------------------------------------------------
John Lutz                     0         $     0          0           $    0           0         $    0
----------------------------------------------------------------------------------------------------------
Tom L. Stringfellow           0         $     0          0           $    0         123         $  104
----------------------------------------------------------------------------------------------------------
Alan Tarver                   0         $     0          0           $    0           0         $    0
----------------------------------------------------------------------------------------------------------
William Fries                16         $26,312         13           $2,222      11,171(2)   $10,714($935)
----------------------------------------------------------------------------------------------------------
Wendy Trevisani               8         $20,185          7           $  628       7,742(1)   $ 7,279($106)
----------------------------------------------------------------------------------------------------------
Lei Wang                      8         $20,185          7           $  628       7,742(1)   $ 7,279($106)
----------------------------------------------------------------------------------------------------------
Harris L. Kempner, Jr.        0         $     0          4           $  293          14         $  293
----------------------------------------------------------------------------------------------------------
R. Patrick Rowles             0         $     0          4           $  293          14         $  293
----------------------------------------------------------------------------------------------------------
M. Shawn Gault                0         $     0          4           $  293          14         $  293
----------------------------------------------------------------------------------------------------------
Irene G. Hoover               2         $   670          4           $  134          37         $  996
----------------------------------------------------------------------------------------------------------
J. Luther King, Jr.           9         $   934          2(1)     $ 453($133.0)     231         $3,100
----------------------------------------------------------------------------------------------------------
Steven R. Purvis              4         $   702          0           $    0          61         $1,100
----------------------------------------------------------------------------------------------------------
Paul W. Greenwell             5         $   154          0           $    0         124         $  577
----------------------------------------------------------------------------------------------------------

CONFLICTS OF INTERESTS. Each portfolio manager's management of "other accounts" may give rise to potential conflicts of interest in connection with his or her management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as a Fund's. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. Another potential conflict could include each portfolio manager's knowledge about the size, timing and possible market impact of a Fund's trade, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund. However, the Adviser and each Sub-Adviser have established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.


FROST INVESTMENT ADVISORS, LLC. Potential conflicts of interest may arise because Frost Investment Advisors engages in portfolio management activities for other clients. Frost Investment Advisors uses a model portfolio management approach in which all accounts are mirrored to a selected model creating substantially equal treatment in terms of investment strategy and investment opportunity. Frost Investment Advisors' trading allocation policy is designed to the best of its ability to ensure that the allocation of trades among its client accounts is done in a manner that is fair and equitable to all clients. When consistent with client objectives, orders are aggregated when possible. If a block trade is filled in different lots with the same broker, where possible, Frost Investment Advisors will arrange for these trades to be priced at the average of all of the different lots to ensure that all the account executed at one broker receive the same price.

HOOVER INVESTMENT MANAGEMENT CO., LLC. Potential conflicts of interest may arise because Hoover performs investment management services for other clients. Hoover has adopted a trading aggregation and allocation policy to accommodate the investment needs of all its clients, to promote equitable allocation of investment opportunities, and to prevent the investment activities of some clients from conflicting with those of others. The policy covers the procedures for the aggregating of orders for all accounts buying or selling a security on a particular day and the allocation of the resulting transaction among participating accounts on an average price basis in proportion to their participation in the order. If the order is only partially filled, it will be allocated proportionately based on the allocation determination unless the amount acquired within the desired price range is too small, in the portfolio manager's discretion, to make proportionate allocation appropriate.

Additionally, Hoover has adopted a Code of Ethics that governs the personal securities trading activities of all Hoover employees. Trading by all employees and other associated persons for their own accounts is subject to internal review and pre-clearance by the senior portfolio manager, and may be restricted in recognition of impending investment decisions on behalf of clients and other actors.

THORNBURG INVESTMENT MANAGEMENT, INC. Most investment advisors and their portfolio managers manage investments for multiple clients, including mutual funds, private accounts, and retirement plans. In any case where a portfolio or co-portfolio manager manages the investments of two or more accounts, there is a possibility that conflicts of interest could arise between the manager's management of the Fund's investments and the manager's management of other accounts. These conflicts could include: (i) allocating a favorable investment opportunity to one account but not another; (ii) directing one account to buy a security before purchases through other accounts increase the price of the security in the marketplace; (iii) giving substantially inconsistent investment directions at the same time to similar accounts, so as to benefit one account over another; and (iv) obtaining services from brokers conducting trades for one account, which are used to benefit another account. Thornburg has considered the likelihood that any material conflicts of interest could arise between a manager's management of the Fund's investments and the manager's management of other accounts. Thornburg has not identified any such conflicts that may arise, and has concluded that it has implemented policies and procedures to identify and resolve any such conflict if it did arise.

KEMPNER CAPITAL MANAGEMENT, INC. Harris L. Kempner, Jr. is one of three members of Kempner Securities GP LLC, which is the general partner for Kempner Securities LP, one of the clients managed by KCM. He also holds a limited partner interest. The Kempner Securities LP portfolio has different investment objectives than KCM's other clients and is disposed to taking greater risks. Some of the same securities purchased for KCM's value equity clients are also purchased for Kempner Securities LP, but much care is taken to ensure no special treatment is given. Stocks are primarily purchased or sold using "good until cancelled" limit orders with rotated order entry.

LUTHER KING CAPITAL MANAGEMENT CORPORATION. The portfolio managers will be responsible for managing the Funds, other registered investment companies, other separately managed accounts, including employee benefit plans, pension plans, endowments and high-net worth individuals and, with respect to J. Luther King, Jr., certain pooled investment vehicles. These accounts may have investment objectives, strategies and risk profiles that differ from that of the Funds. The portfolio managers will make investment decisions for each portfolio based on its investment objectives and guidelines, policies, practices and other relevant considerations. Consequently, the portfolio managers may purchase or sell securities at the same or different times for one portfolio and not another portfolio (including the Funds), which may affect the performance of such securities across portfolios. The portfolio managers may place securities transactions on behalf of other portfolios that are directly or indirectly contrary to investment decisions made on behalf of the Funds, or make investment decisions that are similar to those made for the Funds, both of which have the potential to adversely impact the Funds depending on market conditions. LKCM's goal is to meet its fiduciary obligations to treat all clients fairly and provide high quality investment services to all its clients. Thus, LKCM has developed a variety of policies and procedures that it believes are reasonably designed to mitigate these conflicts.


THE ADMINISTRATOR


GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of fund valuation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.


ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Funds under a shareholder servicing arrangement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.


The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration

Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder.


ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee, which is detailed below in the following schedule:


--------------------------------------------------------------------------------
   FEE (AS A PERCENTAGE OF AGGREGATE
         AVERAGE ANNUAL ASSETS)            FUND'S AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
                 0.10%                             First $2 billion
--------------------------------------------------------------------------------
                 0.08%                         $2 billion - $3 billion
--------------------------------------------------------------------------------
                 0.06%                             Over $3 billion
--------------------------------------------------------------------------------


The initial annual minimum fee will be based upon the number of portfolios launched within the Frost Funds Complex as of the inception date of the Fund Complex. The Annual Minimum Fees assume that each portfolio includes up to two classes and are as follows:


    o The Annual Minimum fee for the Fund Complex shall be $900,000 for the initial 8 Funds.
    o For each additional fund established after the initial 8 Funds in the complex, the minimum annual fee for administrative services will be increased by $90,000.
    o In the event that a Fund is comprised of more than two classes, the Fund Complex will be subject to an additional annual fee at a rate of $15,000 per class.



THE DISTRIBUTOR

GENERAL. SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement dated May 31, 2000 ("Distribution Agreement"). The principal business address of the Distributor is One Freedom Valley Drive, Oaks, Pennsylvania 19456.


The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not "interested parties" of the Trust and have no direct or indirect financial interest in the operation of the plan or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

THE DISTRIBUTION PLAN. The Distribution Plan (the "Plan") provides that Class A Shares of each Fund pay the Distributor an annual fee of up to a maximum of 0.25% of the average daily net assets of the shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries (collectively, "Agents") as compensation for services and reimbursement of expenses incurred in connection with distribution assistance.

The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority ("FINRA") rules concerning sales charges.


The Trust has adopted the Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined by the 1940 Act) of any party to the Distribution Agreement ("Qualified Trustees"). The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected Fund(s). All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.


DEALER REALLOWANCES. Class A Shares of the Funds are sold subject to a front-end sales charge as described in the prospectus. Selling dealers are normally reallowed 100% of the sales charge by the Distributor. The following table shows the amount of the front-end sales charge that is reallowed to dealers as a percentage of the offering price of Class A Shares.

-----------------------------------------------------------------------------------------------
                                     $50,000     $100,000    $250,000    $500,000
                          Less       but less    but less    but less    but less
                          than         than        than        than        than      $1,000,000
         FUND            $50,000     $100,000    $250,000    $500,000   $1,000,000    and over*
-----------------------------------------------------------------------------------------------
Growth Fund               5.75%       4.75%       3.75%       2.75%       2.00%         None
-----------------------------------------------------------------------------------------------
Dividend Fund             5.75%       4.75%       3.75%       2.75%       2.00%         None
-----------------------------------------------------------------------------------------------
Multi-Cap Value Fund      5.75%       4.75%       3.75%       2.75%       2.00%         None
-----------------------------------------------------------------------------------------------
Small-Mid Cap Fund        5.75%       4.75%       3.75%       2.75%       2.00%         None
-----------------------------------------------------------------------------------------------
International Fund        5.75%       4.75%       3.75%       2.75%       2.00%         None
-----------------------------------------------------------------------------------------------
Multi-Cap Fund            5.75%       4.75%       3.75%       2.75%       2.00%         None
-----------------------------------------------------------------------------------------------
LKCM Small-Mid Fund       5.75%       4.75%       3.75%       2.75%       2.00%         None
-----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
                                                 $100,000   $250,000    $500,000
                                       Less      but less   but less    but less
                                       than        than       than        than      $1,000,000
              FUND                   $100,000    $250,000   $500,000   $1,000,000    and over*
----------------------------------------------------------------------------------------------
Low Duration Bond Fund                 3.00%       2.75%      2.50%       2.00%        None
----------------------------------------------------------------------------------------------
Total Return Fund                      4.50%       3.75%      2.75%       2.00%        None
----------------------------------------------------------------------------------------------
Municipal Bond Fund                    4.50%       3.75%      2.75%       2.00%        None
----------------------------------------------------------------------------------------------
Low Duration Municipal Bond Fund       2.75%       2.50%      2.25%       2.00%        None
----------------------------------------------------------------------------------------------
Treasury Fund                          3.00%       2.75%      2.50%       2.00%        None
----------------------------------------------------------------------------------------------

* If you are in a category of investors who may purchase Fund shares without a front-end sales charge, you will be subject to a 1.00% deferred sales charge if you redeem your shares within 12 months of purchase.


PAYMENTS TO FINANCIAL INTERMEDIARIES


The Adviser, Sub-Advisers and/or its affiliates, at their discretion, may make payments from their own resources and not from Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates, as incentives to help market and promote the Funds and/or in recognition of their distribution, marketing, administrative services, and/or processing support.


These additional payments may be made to financial intermediaries that sell Fund shares or provide services to the Funds, the Distributor or shareholders of the Funds through the financial intermediary's retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary's retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing a Fund in a financial intermediary's retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the Funds; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.


The Adviser, Sub-Advisers and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of Fund assets attributable to investments in the Fund by financial intermediaries' customers, a flat fee or other measures as determined from time to time by the Adviser, Sub-Advisers and/or its affiliates. A significant purpose of these payments is to increase the sales of Fund shares, which in turn may benefit the Adviser through increased fees as Fund assets grow.


THE TRANSFER AGENT


DST Systems, Inc., 333 W. 11th Street, Kansas City, Missouri 64105, serves as the Funds' transfer agent.


THE CUSTODIAN


Union Bank of California, National Association 475 Samsone Street, 15th Floor, San Francisco, California 94111(the "Custodian"), acts as custodian of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, Two Commerce Square, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent registered public accounting firm for the Funds. Ernst & Young LLP performs annual audits of the Funds' financial statements and provides other audit, tax and related services for the Funds.

LEGAL COUNSEL


Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103-2921, serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each of the Trust's other series, which includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and principal occupations for the last five years of each of the persons currently serving as a Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.


-------------------------------------------------------------------------------------------------------------------------
                            POSITION
                           WITH TRUST
      NAME AND             AND LENGTH          PRINCIPAL OCCUPATIONS
   DATE OF BIRTH             OF TERM             IN PAST 5 YEARS                    OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
-------------------------------------------------------------------------------------------------------------------------
Robert Nesher             Chairman of      SEI employee 1974 to            Trustee of The Advisors' Inner Circle Fund,
(08/17/46)                the Board of     present; currently performs     Bishop Street Funds, SEI Daily Income Trust,
                          Trustees*        various services on behalf      SEI Institutional International Trust, SEI
                          (since 1991)     of SEI Investments for          Institutional Investments Trust, SEI
                                           which Mr. Nesher is             Institutional Managed Trust, SEI Liquid
                                           compensated. President and      Asset Trust, SEI Asset Allocation Trust and
                                           Director of SEI Opportunity     SEI Tax Exempt Trust. Director of SEI Global
                                           Fund, L.P. and SEI              Master Fund plc, SEI Global Assets Fund plc,
                                           Structured Credit Fund, LP.     SEI Global Investments Fund plc, SEI
                                           President and Chief             Investments--Global Funds Services, Limited,
                                           Executive Officer of SEI        SEI Investments Global, Limited, SEI
                                           Alpha Strategy Portfolios,      Investments (Europe) Ltd., SEI
                                           LP, June 2007 to present.       Investments--Unit Trust Management (UK)
                                                                           Limited, SEI Multi-Strategy Funds PLC, SEI
                                                                           Global Nominee Ltd. and SEI Alpha Strategy
                                                                           Portfolios, LP.
-------------------------------------------------------------------------------------------------------------------------
William M. Doran          Trustee*         Self-Employed Consultant        Trustee of The Advisors' Inner Circle Fund,
(05/26/40)                (since 1992)     since 2003. Partner at          Bishop Street Funds, SEI Daily Income Trust,
                                           Morgan, Lewis & Bockius LLP     SEI Institutional International Trust, SEI
                                           (law firm) from 1976 to         Institutional Investments Trust, SEI
                                           2003. Counsel to the Trust,     Institutional Managed Trust, SEI Liquid Asset
                                           SEI Investments, SIMC, the      Trust, SEI Asset Allocation Trust and SEI Tax
                                           Administrator and the           Exempt Trust. Director of SEI Alpha Strategy
                                           Distributor.                    Portfolios, LP since June 2007. Director of
                                                                           SEI Investments (Europe), Limited, SEI
                                                                           Investments--Global Funds Services, Limited,
                                                                           SEI Investments Global, Limited, SEI
                                                                           Investments (Asia), Limited and SEI Asset
                                                                           Korea Co., Ltd. Director of the Distributor
                                                                           since 2003.
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                             POSITION
                            WITH TRUST
       NAME AND             AND LENGTH         PRINCIPAL OCCUPATIONS
    DATE OF BIRTH             OF TERM             IN PAST 5 YEARS                     OTHER DIRECTORSHIPS HELD
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
-------------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom        Trustee          Self-Employed Business          Trustee of The Advisors' Inner Circle Fund
(08/20/34)                (since 2005)     Consultant, Business            and Bishop Street Funds; Board Member,
                                           Projects Inc. since 1997.       Oregon Transfer Co., and O.T. Logistics, Inc.
-------------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson       Trustee          Retired.                        Trustee of The Advisors' Inner Circle Fund,
(03/01/42)                (since 2005)                                     Bishop Street Funds, SEI Asset Allocation
                                                                           Trust, SEI Daily Income Trust, SEI
                                                                           Institutional International Trust, SEI
                                                                           Institutional Managed Trust, SEI
                                                                           Institutional Investments Trust, SEI Liquid
                                                                           Asset Trust, SEI Tax Exempt Trust and SEI
                                                                           Alpha Strategy Portfolios, LP. Director,
                                                                           Federal Agricultural Mortgage Corporation
                                                                           (Farmer Mac) since 1997.
-------------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian        Trustee          Self-Employed Legal and         Trustee of The Advisors' Inner Circle Fund
(01/23/43)                (since 2005)     Financial Services Consultant   and Bishop Street Funds.
                                           since 2003. Counsel
                                           (in-house) for State Street
                                           Bank from 1995 to 2003.
-------------------------------------------------------------------------------------------------------------------------
James M. Storey           Trustee          Attorney, Solo Practitioner     Trustee/Director of The Advisors' Inner
(04/12/31)                (since 1994)     since 1994.                     Circle Fund, Bishop Street Funds, U.S.
                                                                           Charitable Gift Trust, SEI Daily Income
                                                                           Trust, SEI Institutional International
                                                                           Trust, SEI Institutional Investments Trust,
                                                                           SEI Institutional Managed Trust, SEI Liquid
                                                                           Asset Trust, SEI Asset Allocation Trust, SEI
                                                                           Tax Exempt Trust and SEI Alpha Strategy
                                                                           Portfolios, LP.
-------------------------------------------------------------------------------------------------------------------------
George J. Sullivan, Jr.   Trustee          Self-employed Consultant,       Trustee/Director of State Street The
(11/13/42)                (since 1999)     Newfound Consultants Inc.       Advisors' Inner Circle Fund, Bishop Street
                                           since April 1997.               Funds, Navigator Securities Lending Trust,
                                                                           SEI Opportunity Fund, L.P., SEI Structured
                                                                           Credit Fund, LP, SEI Daily Income Trust, SEI
                                                                           Institutional International Trust, SEI
                                                                           Institutional Investments Trust, SEI
                                                                           Institutional Managed Trust, SEI Liquid Asset
                                                                           Trust, SEI Asset Allocation Trust, SEI Tax
                                                                           Exempt Trust, SEI Alpha Strategy Portfolios,
                                                                           LP and SEI Mutual Funds Canada.
-------------------------------------------------------------------------------------------------------------------------

* Denotes Trustees who may be deemed to be "interested" persons of the Funds as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

BOARD COMMITTEES. The Board has established the following standing committees:


o AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as each fund's independent registered public accounting firm and whether to terminate this relationship; reviewing the independent registered public accounting firm's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by each fund's independent registered public accounting firm to the Trust and certain other affiliated entities; serving as a channel of communication between the independent registered public accounting firm and the Trustees; reviewing the results of each external audit, including any qualifications in the independent registered public accounting firm's opinion, any related management letter, management's responses to recommendations made by the independent registered public accounting firm in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing each fund's audited financial statements and considering any significant disputes between the Trust's management and the independent registered public accounting firm that arose in connection with the preparation of those financial statements; considering, in consultation with the independent registered public accounting firm and the Trust's senior internal accounting executive, if any, the independent registered public accounting firms' reports on the adequacy of the Trust's internal financial controls; reviewing, in consultation with each fund's independent registered public accounting firm, major changes regarding auditing and accounting principles and practices to be followed when preparing each fund's financial statements; and other audit related matters. Messrs. Carlbom, Johnson, Storey, Sullivan and Ms. Krikorian currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 5 times during the most recently completed fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. Mr. Nesher, interested trustee, currently serves as the Board's delegate on the Fair Value Pricing Committee. The Fair

Value Pricing Committee meets periodically, as necessary, and met 2 times during the most recently completed fiscal year.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The Nominating Committee operates under a written charter approved by the Board. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will consider nominees recommended by shareholders if such recommendations are submitted in writing and addressed to the Nominating Committee at the Trust's offices. Ms. Krikorian and Messrs. Carlbom, Johnson, Storey, and Sullivan currently serve as members of the Nominating Committee. The Nominating Committee meets periodically, as necessary, and did not meet during the most recently completed fiscal year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Funds as of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

------------------------------------------------------------------------------------------------------------
                                                                               AGGREGATE DOLLAR RANGE OF
NAME                             DOLLAR RANGE OF FUND SHARES*                     SHARES (ALL FUNDS)*
------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
------------------------------------------------------------------------------------------------------------
Nesher                                       None                                            None
------------------------------------------------------------------------------------------------------------
Doran                                        None                                            None
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------
------------------------------------------------------------------------------------------------------------
Carlbom                                      None                                            None
------------------------------------------------------------------------------------------------------------
Johnson                                      None                                            None
------------------------------------------------------------------------------------------------------------
Krikorian                                    None                                            None
------------------------------------------------------------------------------------------------------------
Storey                                       None                                            None
------------------------------------------------------------------------------------------------------------
Sullivan                                     None                                            None
------------------------------------------------------------------------------------------------------------

* Valuation date is December 31, 2007.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

-----------------------------------------------------------------------------------------------------------------------
                                          PENSION OR
                                     RETIREMENT BENEFITS     ESTIMATED ANNUAL
                       AGGREGATE      ACCRUED AS PART OF       BENEFITS UPON       TOTAL COMPENSATION FROM THE TRUST
NAME                  COMPENSATION      FUND EXPENSES           RETIREMENT                 AND FUND COMPLEX**
-----------------------------------------------------------------------------------------------------------------------
Robert A. Nesher*      $        0             $0                     $0             $0 for service on one (1) board
-----------------------------------------------------------------------------------------------------------------------
William M. Doran*      $        0             $0                     $0             $0 for service on one (1) board
-----------------------------------------------------------------------------------------------------------------------
Charles E. Carlbom     $11,600.00             $0                     $0         $11,600.00 for service on one (1) board
-----------------------------------------------------------------------------------------------------------------------
Mitchell A. Johnson    $11,600.00             $0                     $0         $11,600.00 for service on one (1) board
-----------------------------------------------------------------------------------------------------------------------
Betty L. Krikorian     $11,600.00             $0                     $0         $11,600.00 for service on one (1) board
-----------------------------------------------------------------------------------------------------------------------
James M. Storey        $11,600.00             $0                     $0         $11,600.00 for service on one (1) board
-----------------------------------------------------------------------------------------------------------------------
George J. Sullivan     $11,600.00             $0                     $0         $11,600.00 for service on one (1) board
-----------------------------------------------------------------------------------------------------------------------

*  A Trustee who is an "interested person" as defined by the 1940 Act.

** The Trust is the only investment company in the "Fund Complex."

TRUST OFFICERS. Set forth below are the names, dates of birth, position with the Trust, and principal occupations for the last five years of each of the persons currently serving as the Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Chief Compliance Officer is the only officer who receives compensation from the Trust for his services.

Certain officers of the Trust also serve as officers of one or more mutual funds for which SEI Investments Compnay or its affiliates act as investment manager, administrator or distributor.

-------------------------------------------------------------------------------------------------------------------------------
                              POSITION WITH                                                                      OTHER
     NAME AND                   TRUST AND                                                                     DIRECTORSHIPS
   DATE OF BIRTH              LENGTH OF TERM              PRINCIPAL OCCUPATIONS IN PAST 5 YEARS                   HELD
-------------------------------------------------------------------------------------------------------------------------------
James F. Volk                   President       Chief Accounting Officer and Chief Compliance Officer of   None.
(08/28/62)                    (since 2003)      SEI Investment Manager Services since 2004. Senior
                                                Operations Officer of SEI Investments, Fund Accounting
                                                and Administration from 1996 to 2004.
-------------------------------------------------------------------------------------------------------------------------------
Michael Lawson               Controller and     Director of Fund Accounting since July 2005. Manager of    None.
(10/8/60)                    Chief Financial    Fund Accounting at SEI Investments AVP from April 1995
                                 Officer        through July 2005, excluding February 1998 through
                              (since 2005)      October 1998.
-------------------------------------------------------------------------------------------------------------------------------
Russell Emery               Chief Compliance    Chief Compliance Officer of SEI Structured Credit Fund,    None.
(12/18/62)                       Officer        LP and SEI Alpha Strategy Portfolios, LP since June
                              (since 2006)      2007. Chief Compliance Officer of SEI Opportunity Fund,
                                                L.P., SEI Institutional Managed Trust, SEI Asset
                                                Allocation Trust, SEI Institutional International Trust,
                                                SEI Institutional Investments Trust, SEI Daily Income
                                                Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust
                                                since March 2006. Director of Investment Product
                                                Management and Development, SEI Investments, since
                                                February 2003; Senior Investment Analyst - Equity Team,
                                                SEI Investments, from March 2000 to February 2003.
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                              POSITION WITH                                                                      OTHER
    NAME AND                   TRUST AND                                                                      DIRECTORSHIPS
  DATE OF BIRTH              LENGTH OF TERM               PRINCIPAL OCCUPATIONS IN PAST 5 YEARS                   HELD
-------------------------------------------------------------------------------------------------------------------------------
Carolyn Mead               Vice President and   Counsel at SEI Investments since 2007. Associate at        None.
(07/08/57)                      Secretary       Stradley, Ronon, Stevens & Young from 2004 to 2007.
                              (since 2007)      Counsel at ING Variable Annuities from 1999 to 2002.
-------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto           Vice President and   General Counsel and Secretary of SIMC and the              None.
(03/28/68)                      Assistant       Administrator since 2004. Vice President of SIMC and
                                Secretary       the Administrator since 1999. Vice President and
                              (since 1999)      Assistant Secretary of SEI Investments since 2001.
                                                Assistant Secretary of SIMC, the Administrator and the
                                                Distributor, and Vice President of the Distributor from
                                                1999 to 2003.
-------------------------------------------------------------------------------------------------------------------------------
James Ndiaye                 Vice President     Vice President and Assistant Secretary of SIMC since       None.
(09/11/68)                    and Assistant     2005. Vice President at Deutsche Asset Management from
                                Secretary       2003 to 2004. Associate at Morgan, Lewis & Bockius LLP
                              (since 2004)      from 2000 to 2003.
-------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala              Vice President     Vice President and Assistant Secretary of SIMC and the     None.
(02/01/74)                    and Assistant     Administrator since 2005. Compliance Officer at SEI
                                Secretary       Investments from 2001 to 2004.
                              (since 2006)
-------------------------------------------------------------------------------------------------------------------------------
Joseph Gallo                 Vice President     Attorney for SEI Investments since 2007. Associate         None.
(04/29/73)                    and Assistant     Counsel at ICMA-RC from 2004 to 2007. Assistant
                                Secretary       Secretary of The VantageTrust Company in 2007.
                              (since 2007)      Assistant Secretary of The Vantagepoint Funds from 2006
                                                to 2007. Investigator, U.S. Department of Labor from
                                                2002 to 2004.
-------------------------------------------------------------------------------------------------------------------------------
Andrew S. Decker               AML Officer      Compliance Officer and Product Manager of SEI              None.
(08/22/63)                    (since 2008)      Investments since 2005. Vice President of Old Mutual
                                                Capital from 2000 to 2005.
-------------------------------------------------------------------------------------------------------------------------------


PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Adviser, the Sub-Advisers, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Administrator, market prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that is intended to supplement the discussion contained in the Funds' prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Funds' prospectuses is not intended as a substitute for careful tax planning. Shareholders are urged to consult with their tax advisors with specific reference to their own tax situations, including their state, local, and foreign tax liabilities.

The following general discussion of certain federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

QUALIFICATIONS AS A RIC

Each Fund intends to qualify and elects to be treated as a "regulated investment company" ("RIC") under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of each Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders.

In order to be taxable as a RIC, each Fund must distribute annually to its shareholders at least 90% of its net investment income (generally net investment income plus the excess of net short-term capital gains over net long-term capital losses, less operating expenses) and at least 90% of its net tax exempt interest income, for each tax year, if any, to its shareholders ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income, including, generally, certain gains from options, futures, and forward contracts derived with respect to its business of investing in such stock, securities or currencies, and net income derived from an interest in qualified publicly traded partnerships ("90% Test"); (ii) at the end of each fiscal quarter of each Fund's taxable year, at least 50% of the market value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Fund's total assets or more than 10% of the outstanding voting securities of such issuer, and (iii) at the end of each fiscal quarter of each Fund's taxable year, not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or securities of other RICs) of any one issuer or the securities (other than the securities of other RICs) of two or more issuers that each Fund controls and which are engaged in the same, or similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships ("Asset Test").

If a Fund fails to qualify as a RIC for any year, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income.

FEDERAL EXCISE TAX

Notwithstanding the Distribution Requirement described above, which only requires each Fund to distribute at least 90% of its annual investment company income and does not require any minimum distribution of net capital gain, each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute, by the end of any calendar year, at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to make sufficient distributions to avoid liability for federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may, in certain circumstances, be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirement for qualification as a RIC.

SHAREHOLDER TREATMENT

The Funds' dividends that are paid to their corporate shareholders and are attributable to qualifying dividends they received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

The Funds receive income generally in the form of dividends and interest on investments. This income, plus net short-term capital gains, if any, less expenses incurred in the operation of the Funds, constitutes the Funds' net investment income from which dividends may be paid to you. Any distributions by the Funds from such income will be taxable to you as ordinary income or at the lower capital gains rates that apply to individuals receiving qualified dividend income, whether you take them in cash or in additional shares.

Distributions by the Funds will be eligible for the reduced maximum tax rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Funds receive qualified dividend income on the securities they hold and the Funds designate the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for more than 60 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become "ex-dividend" (which is the day on which declared distributions (dividends or capital gains) are deducted from a Fund's assets before it calculates the net asset value) with respect to such dividend (and a Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by a Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of a Fund's net capital gains will be taxable as long-term capital gains regardless of how long a Fund's shares have been held by the shareholder. The Funds will report annually to their shareholders the amount of the Funds' distributions that qualify for the reduced tax rates on qualified dividend income.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to the shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Funds and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

Any gain or loss recognized on a sale, exchange, or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged, or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract to or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

FOREIGN TAXES. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit or a deduction with respect to any foreign and U.S. possessions income taxes paid by the Fund, subject to certain limitations. Pursuant to the election, the Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If a Fund makes the election, the Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

STATE TAXES. Depending upon state and local law, distributions by the Funds to their shareholders and the ownership of such shares may be subject to state and local taxes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from rules for federal income taxation described above. No Fund is liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Shareholders are urged to consult their tax advisors regarding state and local taxes applicable to an investment in the Funds.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Funds. Investment in Government National Mortgage Association ("Ginnie Mae") or Federal National Mortgage Association ("Fannie Mae") securities, banker's acceptances, commercial paper, and repurchase agreements collateralized by U.S. government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders.

TAX TREATMENT OF COMPLEX SECURITIES. The Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Funds are treated as ordinary income or capital gain, accelerate the recognition of income to the Funds and/or defer the Funds' ability to recognize losses, and, in limited cases, subject the Funds' to U.S. federal income tax on income from certain of its foreign securities. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Funds.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Funds. Similarly, foreign exchange losses realized by the Funds on the sale of debt securities are generally treated as ordinary losses by the Funds. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce the Funds' ordinary income otherwise available for distribution to you. This treatment could increase or reduce the Funds' ordinary income distributions to you, and may cause some or all of the Funds' previously distributed income to be classified as a return of capital.

With respect to investments in STRIPS, TRs, and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

COMMODITY-LINKED DERIVATIVES. The status of the swap agreements and other commodity-linked derivative instruments under tests to qualify as a RIC under Subchapter M of the Code has been recently addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps in which the Funds invest will not be considered qualifying income after September 30, 2006. After such time, each Fund will therefore restrict its income from commodity-linked swaps (when combined with its other investments that produce non-qualifying income) to be less than 10 percent of its gross income. The Funds may also gain exposure to commodities through investments in controlled foreign corporations and certain qualified publicly traded partnerships.

SPECIAL TAX CONSIDERATIONS. In general, with respect to the Funds, gains from "foreign currencies" and from foreign currency options, foreign currency futures, and forward foreign exchange contracts ("forward contracts") relating to investments in stock, securities, or foreign currencies will be qualifying income for purposes of determining whether the Fund qualifies as a RIC. It is currently unclear, however, who will be treated as the issuer of a foreign currency instrument for purposes of the RIC diversification requirements applicable to a Fund.

Under the Code, special rules are provided for certain transactions in a foreign currency other than the taxpayer's functional currency (I.E., unless certain special rules apply, currencies other than the U.S. Dollar). In general, foreign currency gains or losses from forward contracts, from futures contracts that are not "regulated futures contracts," and from unlisted options will be treated as ordinary income or loss under the Code. Also, certain foreign exchange gains derived with respect to foreign fixed-income securities are also subject to special treatment. In general, any such gains or losses will increase or decrease the amount of a Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of a Fund's net capital gain. Additionally, if such losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions.

OTHER TAX POLICIES. In certain cases, the Funds will be required to withhold, at the applicable withholding rate, and remit to the United States Treasury, such withheld amounts on any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal

Revenue Service, (3) has not certified to the Funds that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person or U.S. resident alien.

Non-U.S. investors in the Funds may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisors prior to investing in the Funds.

BROKERAGE ALLOCATION AND OTHER FUND BROKERAGE PRACTICES

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to each Fund.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the "1934 Act") and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

PORTFOLIO HOLDINGS

The Board has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders and those of the Funds' Adviser, Sub-Advisers, principal underwriter, or any affiliated person of the Funds, the Adviser, the Sub-Advisers or the principal underwriter. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer ("Adviser CCO") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Adviser CCO, either directly or through reports by the Funds' Chief Compliance Officer, reports quarterly to the Board regarding the operation and administration of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each January 31, April 30, July 31, and October 31). Each Fund will disclose a complete or summary schedule of investments (which includes each of the Fund's 50 largest holdings in unaffiliated issuers and each investment in unaffiliated issuers that exceeds one percent of the Fund's net asset value ("Summary Schedule")) in its Semi-Annual and Annual Reports which are distributed to Fund shareholders. Each Fund's complete schedule of investments following the first and third fiscal quarters is available in quarterly holdings reports filed with the SEC on Form N-Q, and each Fund's complete schedule of investments following the 2nd and 4th fiscal quarters is available in Semi-Annual and Annual Reports filed with the SEC on Form N-CSR. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV.

Additionally, each Fund publishes a quarterly fact sheet that includes a list of its ten largest portfolio holdings, on a quarterly basis, generally within two
(2) weeks after the end of each quarter. The fact sheets will be available without charge, upon request, by calling 1-877-71-FROST.


In addition to information provided to shareholders and the general public, portfolio holdings information may be disclosed as frequently as daily to certain service providers, such as the custodian, administrator or transfer agent, in connection with their services to the Funds. From time to time rating and ranking organizations, such as S&P, Lipper and Morningstar, Inc., may request non-public portfolio holdings information in connection with rating a Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants or other third-parties may request portfolio holdings information in order to assess the risks of a Fund's portfolio along with related performance attribution statistics. The lag time for such disclosures will vary. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds' Chief Compliance Officer will regularly review these arrangements and will make periodic reports to the Board regarding disclosure pursuant to such arrangements. The Adviser currently has arrangements to provide non-public portfolio holdings information to the following entities:

--------------------------------------------------------------------------------------------------------------------------
                                                                                           TIME LAG BETWEEN DATE OF
                                                                                            INFORMATION AND DATE OF
            NAME OF RECIPIENT                              FREQUENCY                              DISCLOSURE
--------------------------------------------------------------------------------------------------------------------------
Ernst & Young LLP                           Annually and as necessary in connection   One month or less, depending on the
                                            with the audit services it provides to    date of the request
                                            the Funds
--------------------------------------------------------------------------------------------------------------------------
Institutional Shareholder Services, Inc.    Daily                                     None
--------------------------------------------------------------------------------------------------------------------------
Broadridge Financial Solutions, Inc.        Daily                                     None
--------------------------------------------------------------------------------------------------------------------------
Union Bank of California, National          Daily                                     None
Association
--------------------------------------------------------------------------------------------------------------------------
Interactive Data Pricing and                Daily                                     None
Reference Data, Inc.
--------------------------------------------------------------------------------------------------------------------------
Standard & Poor's/ J.J. Kenny Co.           Daily                                     None
--------------------------------------------------------------------------------------------------------------------------
Bear Stearns Pricing Direct Inc.            Daily                                     None
--------------------------------------------------------------------------------------------------------------------------
Factset Research Systems Inc.               Daily                                     None
--------------------------------------------------------------------------------------------------------------------------
Wilshire Associates                         Daily                                     One Day
--------------------------------------------------------------------------------------------------------------------------


The Funds' policies and procedures provide that the Adviser's CCO may authorize disclosure of non-public portfolio holdings information to such parties at differing times and/or with different lag times. Prior to making any disclosure to a third party, the Adviser's CCO must determine that such disclosure serves a reasonable business purpose, is in the best interests of the Fund's shareholders and that to the extent conflicts between the interests of the Fund's shareholders and those of the Fund's Adviser, Sub-Adviser, principal underwriter, or any affiliated person of the Fund exist, such conflicts are addressed. Portfolio holdings information may be disclosed no more frequently than monthly to ratings agencies, consultants and other qualified financial professionals or individuals. The disclosures will not be made sooner than three days after the date of the information.

With the exception of disclosures to rating and ranking organizations as described above, the Funds require any third party receiving non-public holdings information to enter into a confidentiality agreement with the Adviser. The confidentiality agreement provides, among other things, that non-public portfolio holdings information will be kept confidential and that the recipient has a duty not to trade on the non-public information and will use such information solely to analyze and rank the Funds, or to perform due diligence and asset allocation, depending on the recipient of the information.

The Funds' policies and procedures prohibit any compensation or other consideration from being paid to or received by any party in connection with the disclosure of portfolio holdings information, including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each Fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of a Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series or classes of shares. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Funds' property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Trust's Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that each Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.


The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX. The Funds' proxy voting record for the most recent 12-month period ended June 30th is available upon request by calling 1-877-71-FROST or by writing to the Funds at Frost Funds P.O. Box 219009 Kansas City, MO 64121-9009. Each Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.


CODES OF ETHICS


The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser, Sub-Advisers, Distributor and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

                              APPENDIX A - RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1               This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2               Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -     Leading market positions in well-established industries.

      -     High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch Inc. Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch Inc., which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

            - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

            - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1              Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2               Satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P
---

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

MOODY'S
-------

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the U.S. Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH INC. ("FITCH")
--------------------

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong.

Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                      PROXY VOTING POLICIES AND PROCEDURES


Frost Investment Advisors has adopted proxy voting policies and procedures (the "Proxy Voting Policy") for the voting of proxies on behalf of client accounts for which FIA has voting discretion, including the Frost Investment Advisors Funds. Under the Proxy Voting Policy, Fund shares are to be voted in the best interests of the Funds.

FIA has retained an independent third party (the "Service Firm") to review proxy proposals and to vote proxies in a manner consistent with an approved set of guidelines (the "Proxy Guidelines"). The Proxy Guidelines are provided by the Service Provider and approved by a Proxy Committee, comprised of senior FIA investment and compliance officers. The Proxy Committee annually adopts the Proxy Guidelines concerning various corporate governance issues. The Proxy Committee has the ultimate responsibility for the content, interpretation and application of the Proxy Guidelines and may apply these Proxy Guidelines with a measure of flexibility. FIA's Compliance Officer shall monitor the Service Firm to assure that all proxies are being properly voted and appropriate records are being retained.

Except as otherwise provided in the Proxy Voting Policy, the Proxy Committee may overrule the Service Firm and assert its authority to vote the proxies itself in instances where it is in disagreement with the Service Firm. The Proxy Committee may choose to vote contrary to the recommendations of the Service Firm, if it determines that such action is in the best interests of a Fund. In exercising its discretion, the Proxy Committee may take into account a variety of factors relating to the matter under consideration, the nature of the proposal and the company involved. As a result, the Proxy Committee may vote in one manner in the case of one company and in a different manner in the case of another where, for example, the past history of the company, the character and integrity of its management, the role of outside directors, and the company's record of producing performance for investors justifies a high degree of confidence in the company and the effect of the proposal on the value of the investment.

Similarly, poor past performance, uncertainties about management and future directions, and other factors may lead the Proxy Committee to conclude that particular proposals present unacceptable investment risks and should not be supported. The Proxy Committee also evaluates proposals in context. A particular proposal may be acceptable standing alone, but objectionable when part of an existing or proposed package. Special circumstances may also justify casting different votes for different clients with respect to the same proxy vote.

FIA may occasionally be subject to conflicts of interest in the voting of proxies due to business or personal relationships with persons having an interest in the outcome of certain votes. For example, FIA or its affiliates may provide trust, custody, investment management, brokerage, underwriting, banking and related services to accounts owned or controlled by companies whose management is soliciting proxies. Occasionally, FIA may also have business or personal relationships with other proponents of proxy proposals, participants in proxy contests, corporate directors or candidates for directorships. FIA may also be required to vote proxies for securities issued by Cullen/Frost Bankers, Inc. or its affiliates or on matters in which FIA has a direct financial interest, such as shareholder approval of a change in the advisory fees paid by a Fund.

FIA seeks to address such conflicts of interest through various measures, including the establishment, composition and authority of the Proxy Committee and the retention of the Service Firm to perform proxy review and vote recommendation functions. The Proxy Committee has the responsibility to determine whether a proxy vote involves a potential conflict of interest and how the conflict should be addressed in conformance with the Proxy Voting Policy. The Proxy Committee would normally resolve such conflicts by allowing the Service Firm to vote in accordance with the Proxy Guidelines.

FIA may choose to instruct the Service Firm not to vote proxies in certain situations or for a Fund. This may occur, for example, in situations where the exercise of voting rights could restrict the ability to freely trade the security in question (as is the case, for example, in certain foreign jurisdictions known as "blocking markets"). In circumstances in which the Service Firm does not provide recommendations for a particular proxy, the Proxy Committee may obtain recommendations from analysts at FIA who review the issuer in question or the industry in general. The Proxy Committee will apply the Proxy Guidelines as discussed above to any such recommendation.

The Funds' proxy voting record for the most recent 12-month period ended June 30th is available upon request by calling 1-877-71-Frost or by writing to the Funds at Frost Funds P.O. Box 219009 Kansas City, MO 64121-9009. In accordance with Securities and Exchange regulations, all Funds file a record of all proxy voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

                      PROXY VOTING POLICIES AND PROCEDURES

            HOOVER INVESTMENT MANAGEMENT CO., LLC PROXY VOTING POLICY

This policy sets forth the position of Hoover Investment Management Co., LLC with regard to the voting of proxies on behalf of our clients.

RESPONSIBILITY

As fiduciaries, it is our responsibility to vote proxies related to our clients' investment portfolios in a prudent manner. For ERISA clients, it is our responsibility to vote proxies in the best interest of the pension plan participants and beneficiaries, and for the exclusive purpose of providing benefits to such participants and beneficiaries. We consider the voting of proxies an integral part of the investment decision-making process, which has the potential to affect the economic value of a security both in the short run and in the long run. Therefore, unless a client specifically reserves the right to vote its own proxies, we will vote all proxies received in sufficient time prior to their deadlines as part of our full discretionary authority over the assets. ERISA clients who wish to vote their own proxies must specifically reserve the right to do so in their plan or trust documents. Only under this condition are we relieved of our fiduciary responsibility to vote proxies. If an ERISA client does not reserve the right to vote proxies, we cannot accept direction from the client or any other party regarding the voting of proxies. Any such advice will not relieve us of our fiduciary liability. We are responsible for instituting proper guidelines and procedures for the voting of proxies and for properly documenting all proxy votes.

      PROCEDURES

Effective July 1, 2006, Hoover Investment Management retained the services of Glass, Lewis & Co. for assistance in proxy research, voting and recordkeeping. Because Glass Lewis' proxy voting guidelines were very similar to Hoover's guidelines, Hoover chose to adopt the Glass, Lewis guidelines. For all routine proxy items, Hoover votes with Glass, Lewis' recommendation. When there is a special proxy item (i.e., a proposed merger or a contested item) that Glass, Lewis has designated for a "case-by-case" vote, although Hoover will consider Glass, Lewis' recommendations, we will individually evaluate and discuss those proxy items and may choose to vote differently from the recommendation of Glass, Lewis, if we believe doing so is in the best interest of our clients. We will retain a record of all such deliberations. Hoover retains final authority and fiduciary responsibility for all proxy voting.

Hoover's designated Proxy Officer is the Operations Manager. The Operations Manager, the portfolio manager and relevant analyst will be responsible for reviewing and voting certain case-by-case issues, such as mergers and acquisitions and contested proxy items. The Proxy Officer is responsible for ensuring that proxies are voted consistently across all portfolios.

                  1. PROXY VOTING GUIDELINES

Attached is a summary of the Glass, Lewis proxy voting guidelines.

                  2. CONFLICTS OF INTEREST

Hoover is sensitive to conflicts of interest that may arise in the proxy decision-making process. For example, conflicts may arise under the following circumstances:

      o Proxy votes regarding non-routine matters are solicited by a company that has (or whose retirement plans have) an institutional separate account relationship with Hoover or a large investment in an investment fund we manage;

      o Hoover has a material business relationship with a proponent of a proxy proposal, participants in a proxy contest, or directors or director candidates of a company; or

      o A Hoover employee has a personal interest in the outcome of a particular proxy proposal (which might be the case if, for example, a member of a Hoover employee's immediate family were a director or executive officer of the relevant company).

Hoover will seek to resolve all conflicts in its clients' collective best interest. Voting in accordance with the Guidelines described will generally prevent any conflicts that may appear to exist from affecting our voting. However, if (i) a proposal is not covered by the Guidelines (as they may be revised from time to time) or (ii) a portfolio manager seeks to vote contrary to the Guidelines, the Proxy Officer will inquire whether Hoover or the portfolio manager deciding how to vote has any interests that could be viewed as potentially conflicting with the interests of our clients. If there are any potential conflicts, the Proxy Officer will consult with other Hoover senior management and, as appropriate, an independent consultant or outside counsel to determine what votes on those proposals would be in the collective best interest of our clients.

                  3. RECORDKEEPING

As required by the Investment Advisers Act of 1940, Hoover maintains the following records (other than proxy statements on file with the SEC's EDGAR system, or proxy statements and records maintained by Glass, Lewis) for five years:

      o     copies of its proxy voting policies and procedures;

      o     proxy statements received regarding client securities;

      o     records of votes cast on behalf of clients;

      o records of written client requests for proxy voting information and written responses by the adviser to any such written or oral client request; and

      o any documents prepared by the adviser that were material to making a decision as to how to vote or that memorialized the basis for that decision.

Proxy voting reports are available to our clients upon request.

                  4. AMENDMENTS TO POLICY

This Proxy Voting Policy will be reviewed annually and may be amended from time to time at the sole discretion of the Managing Member.

The Funds' proxy voting record for the most recent 12-month period ended June 30th is available upon request by calling 1-877-71-Frost or by writing to the Funds at Frost Funds P.O. Box 219009 Kansas City, MO 64121-9009. In accordance with Securities and Exchange regulations, all Funds file a record of all proxy voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

KEMPNER CAPITAL MANAGEMENT PROXY VOTING POLICY

KCM's policy regarding the voting of proxies is to insure that our voting selections are in the best interests of our clients. KCM takes into consideration several issues in the enforcing of this policy.

GENERAL PROXY VOTING POLICY
---------------------------

Since protection of our clients' interest is our most important concern, we vote against management's recommendation on some issues where we feel it is necessary, taking each proposal individually and analyzing its merits. Examples of some voting issues with which we are concerned:

            o     Selection of auditors

                        o KCM attempts to take into consideration an auditor's litigation history and current standing in the financial community.

            o     Shareholder Rights.

                        o KCM tries to insure that the voting of a proposal does not cause unnecessary dilution of minority shareholder rights.

            o     Stock Issuance Plans

                        o KCM approves stock-issuance plans that are tied to earnings growth and stock performance.

The KCM Investment Committee added further specifics to the proxy voting policy in 2006.

KCM will vote:

            o     AGAINST - CUMULATE VOTING

                        o KCM believes voting against cumulative voting to be in the best interest of the minority shareholders.

            o     FOR - THE REQUIREMENT OF A MAJORITY FOR ELECTION OF DIRECTORS

                        o KCM believes voting for majority voting would give shareholders a meaningful role in the director election process. Under plurality voting standards, a nominee in a director election can be elected with as little as a single affirmative vote, even if a substantial majority of votes cast are "withheld" from that nominee. The majority vote standard would require that a director receive a majority of the vote caste in order to be elected to the Board.

            o AGAINST - SHAREHOLDER PROPOSALS REGARDING POLITICAL AND CHARITABLE CONTRIBUTIONS

                        o KCM believes company disclosure requirements for political and charitable contributions are sufficient.


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


            o     FOR - SEPARATION OF CHAIRMAN AND CEO

                        o Separation of Chairman and CEO positions are believed to be in the best interest of the shareholders.

            o     FOR - DECLASSIFIED BOARD - ANNUAL ELECTION OF BOARD MEMBERS

                        o KCM believes the annual election of Board members to be in the best interest of shareholders.

PROXY DECISION-MAKING PROCESS

Our decisions come as a result of researching the proxy statement and annual report, which accompanied the proxy material as well as continually following the company in general as an investment policy. The ongoing research is the responsibility of the entire portfolio management team, but analyst, Shawn Gault, reviews each proxy statement and gives the final voting instructions to operations personnel.

It is KCM's policy to:

            o Review all proxy materials on portfolio companies, and to vote those proxies in each election.

            o Resist and vote against efforts by management to concentrate voting control in itself, efforts of management to dilute the percentage ownership of minority shareholders, and attempts by management to enhance their personal economic condition at the expense of shareholders in the case of a merger, buy-out tender, management-led leveraged buy-out or restructuring efforts in whatever form.

            o Support equitable PERFORMANCE or incentive-based stock acquisition programs in favor of management. We believe that a reasonable level of stock ownership by management, to be earned serially over a long period of time, tends to benefit the interests of the minority shareholder.

In light of the ever-increasing number of "social" issue events entered in proxies, KCM votes solely on the considerations outlined above. Specific instructions from the client are honored, and KCM does vote according to those instructions, as long as they are not in direct conflict with prudent investment management. In such a case, the ramifications are discussed with the client before voting.

KCM does NOT vote proxies when the cost of doing so is impractical. The following proxies will NOT be voted:

      o Proxies written in a language other than English, for which no translation has been provided.

      o     Proxies that require travel overseas in order to vote.

      o Proxies for legacy securities held in a new account previously managed by another manager that KCM intends to sell.

      o Proxies for securities held in a portion of client's portfolio that is not managed by KCM.

      o Proxies for securities on loan that must be recalled in order to vote.

CONFLICTS OF INTEREST
---------------------

KCM recognizes that conflicts of interest could arise in the proxy decision-making process. For example, if a proponent of a proxy proposal has a business relationship with KCM, or an employee of KCM has a personal interest in the outcome of a matter before shareholders, a conflict could exist.

KCM's compliance policies prohibit employees from serving as a director on the board of any public company, without approval of KCM's Board of Directors. It is KCM's policy not to trade in the securities of any company that has a KCM employee on its Board, so proxy voting would not be an issue. Currently no employees serve on the Boards of any public companies. Harris L. Kempner, Jr. does serve as an advisory director on the Board of Cullen Frost Bankers, Inc. but it is an honorary position only. He does not attend voting Board Meetings or receive non-public information of any kind.

All proxies are reviewed in KCM's weekly Investment Committee Meetings. Any proxies involving a possible conflict of interest will be reviewed thoroughly by the Committee. Outside counsel will be consulted if the Investment Committee deems it prudent, to be sure the proxies are voted in the best interest of KCM's clients.

RECORD KEEPING
--------------

Delynn Greene, Vice President of KCM, votes each proxy electronically at the Proxyvote.com website. KCM maintains records on proxies voted for a period of 5 years. These records detail how each proxy was voted and the reasons for any votes against management. Client requests for information on proxies voted are also maintained for a period of 5 years.

The Funds' proxy voting record for the most recent 12-month period ended June 30th is available upon request by calling 1-877-71-Frost or by writing to the Funds at Frost Funds P.O. Box 219009 Kansas City, MO 64121-9009. In accordance with Securities and Exchange regulations, all Funds file a record of all proxy voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

REVISED MARCH, 2007

LUTHER KING CAPITAL MANAGEMENT
PROXY VOTING POLICIES AND PROCEDURES

I. INTRODUCTION AND GENERAL PRINCIPLES

A. Luther King Capital Management ("LKCM") has been delegated the authority and responsibility to vote the proxies of its investment advisory clients, including both ERISA and non-ERISA clients.

B. LKCM understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment adviser.

C. LKCM believes that the following policies and procedures are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with LKCM's fiduciary duty, applicable rules under the Investment Advisers Act of 1940, and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.

D. Notwithstanding the foregoing, LKCM will not vote proxies for any client that retains discretionary authority to vote its proxies or if LKCM otherwise does not have discretionary authority to vote the client's proxies. In such event, it is the responsibility of the client to vote such proxies and to instruct its custodian to mail proxy materials directly to such client accordingly.

II. PROXY VOTING PROCEDURES

A. The Chief Compliance Officer (the "CCO") is responsible for monitoring the proxy voting process, including engaging and overseeing any third-party vendor retained to review, monitor, or vote proxies.

B. LKCM has engaged Institutional Shareholder Services, Inc. ("ISS") as its voting delegate to:

(1) research and make voting determinations in accordance with the policies and procedures described herein;

(2) vote and submit proxies in a timely manner;

(3) handle other administrative functions of proxy voting;

(4) maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

(5) maintain records of votes cast; and

(6) provide recommendations with respect to proxy voting matters in general.

C. Except in instances where clients have retained discretionary authority to vote proxies, LKCM will instruct custodians of client accounts to forward proxy statements and materials received in respect of client accounts to ISS.

III. PROXY VOTING GUIDELINES

A. LKCM has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Voting Guidelines in effect at the time of voting (as applicable, the "ISS Voting Guidelines"). LKCM will periodically review the ISS Voting Guidelines, including any significant changes or updates thereto. In connection with such reviews, LKCM may determine that it is not in the best interest of its clients to vote proxies in accordance with the ISS Voting Guidelines on certain matters. In such event, LKCM will follow the procedures identified in Section III(C) below in connection with voting any such proxies contrary to the ISS Voting Guidelines.

B. In the event the ISS Voting Guidelines do not address how a proxy should be voted, LKCM will vote the proxy in accordance with ISS recommendations. If ISS refrains from making any such recommendations, LKCM will vote the proxy consistent with the general principles of these policies and procedures and in the client's best interest. Prior to voting any proxies in the absence of ISS recommendations, however, the CCO will determine whether any material conflict of interest may exist between LKCM and the client with respect thereto. If the CCO determines that any such material conflict of interest may exist, LKCM will follow the procedures identified in Section IV (B) below in connection with the voting of such proxies.

C. There may be circumstances under which LKCM believes that it is in the best interest of clients to vote proxies in a manner inconsistent with the ISS Voting Guidelines or ISS recommendations. Prior to voting any proxies inconsistent with the ISS Voting Guidelines or ISS recommendations, however, the CCO will determine whether any material conflict of interest may exist between LKCM and the client with respect thereto. If the CCO determines that any such material conflict of interest may exist, LKCM will follow the procedures identified in
Section IV (B) below in connection with the voting of such proxies.

IV. CONFLICTS OF INTEREST

A. LKCM has obtained a copy of ISS' Policies, Procedures and Practices Regarding Potential Conflicts of Interest (as amended or updated from time to time, the "ISS Conflict Policy"), which addresses conflicts of interest that could arise in connection with advisory services provided by ISS or its affiliates. LKCM believes that the ISS Conflict Policy contains policies and procedures that are reasonably designed to minimize any such potential conflicts of interest.

B. In the event that LKCM or the CCO determines that voting a proxy may present a material conflict of interest between LKCM and the client, LKCM will (1) in cases where ISS had made a recommendation, take no further action, in which case ISS shall vote such proxy in accordance with the ISS Voting Guidelines or ISS recommendations, as applicable, (2) disclose such conflict of interest to the client and obtain written direction from the client as to how to vote the proxy,
(3) suggest that the client engage another party to determine how to vote the proxy, or (4) engage another independent third party to determine how to vote the proxy.

C. Notwithstanding the foregoing, LKCM must vote proxies in the best interest of clients when material conflicts of interest may exist with respect thereto.

D. LKCM believes that the foregoing policies and procedures are reasonably designed to address material conflicts of interest that may arise between LKCM and a client as to the manner in which proxies are voted.

V. RECORDKEEPING

LKCM will maintain records relating to the implementation of these policies and procedures, including:

(1) a copy of these policies and procedures, which will be made available to clients upon request;

(2) proxy statements received regarding client securities, which will be satisfied by relying on EDGAR or ISS;

(3) a record of each vote cast, which ISS maintains on LKCM's behalf;

(4) any other document created by LKCM that was material in making a decision to vote proxies on behalf of a client or that memorializes the basis for that decision; and

(5) each written client request for proxy voting records and LKCM's written response with respect thereto.

Such books and records will be maintained at LKCM's offices in an easily accessible place for a period of five years.

The Funds' proxy voting record for the most recent 12-month period ended June 30th is available upon request by calling 1-877-71-Frost or by writing to the Funds at Frost Funds P.O. Box 219009 Kansas City, MO 64121-9009. In accordance with Securities and Exchange regulations, all Funds file a record of all proxy voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

Updated: February 23, 2007

THORNBURG INVESTMENT MANAGEMENT INC. AND THORNBURG INVESTMENT TRUST POLICIES AND PROCEDURES MANUAL

PROXY VOTING

POLICY

As a matter of policy and as a fiduciary to their investment clients, TIM has responsibility for voting proxies for portfolio securities consistent with the best economic interests of the clients. TIM's policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. The complete Policy on Proxy Voting adopted by the Companies is attached here to as Exhibit Y. The remainder of this section is a summary of that policy.

      PURPOSE

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser's interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser's proxy voting activities when the adviser does have proxy voting authority.

This Policy is intended by TIM to constitute "written policies and procedures" as described in Rule 206(4)--6 under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). This Policy is intended by Thornburg Investment Trust to constitute proxy voting policies and procedures referred to in Item 13 of Form N-1A adopted under the Investment Company Act of 1940, as amended (the "Investment Company Act").

      RESPONSIBILITY

The designated Proxy Voting Coordinator is responsible for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping.

      PROCEDURE

The Companies have adopted various procedures to implement this policy and reviews to monitor and ensure the policy is observed, implemented properly and amended or updated, as appropriate which may be summarized as follows:

Voting Objectives

The objective of voting a security in each case under the Policy is to seek to enhance the value of the security, or to reduce potential for a decline in the security's value. The Policy does not prescribe voting requirements or specific voting considerations. Instead, the Policy provides procedures for assembling voting information and applying the informed expertise and judgment of TIM's personnel on a timely basis in pursuit of the above stated voting objectives. A further element of the Policy is that while voting on all issues presented should be considered, voting on all issues is not required unless specifically directed or required by a Client. It is also important to the pursuit of the Policy's voting objectives that TIM be able to substitute its judgment in any specific situation. Accordingly, TIM understands that it may substitute its judgment in a specific voting situation described in the Policy, except where explicitly prohibited by the Investment Client or the Policy.

PROXY VOTING COORDINATOR DUTIES

      o Collecting and assembling proxy statements and other communications pertaining to proxy voting; together with proxies or other means of voting or giving voting instructions, and providing those materials to the appropriate portfolio managers to permit timely voting of proxies;

      o Collecting recommendations, analysis, commentary and other information respecting subjects of proxy votes, from service providers engaged by TIM and other services specified by portfolio managers, and providing this information to the appropriate portfolio managers to permit evaluation of proxy voting issues;

      o Maintain a list of all accounts, with a specification as to each account whether or not TIM is authorized to vote proxies respecting the account's portfolio securities and provide the appropriate portfolio managers any specific voting instructions from investment clients;

      o Collecting proxy votes or instructions from portfolio managers, and transmitting the votes or instructions to the appropriate custodians, brokers, nominees or other persons;

      o Accumulating Voting Results (which may be performed by proxy voting services or agents engaged by TIM) and transmitting or arranging for the transmission of that information;

      o Communicate proxy voting information respecting votes on portfolio securities held by investment clients, including investment company clients provide in writing to any investment client requesting information on voting of proxies with respect to portfolio securities 1) name of issuer; 2) ticker symbol and CUSIP number; 3) shareholder meeting date; 4) matter voted on; 5) whether a vote was cast; 6) how the vote was cast;

      o Participating in the annual review of policy function.

PORTFOLIO MANAGERS

The portfolio manager responsible for management of a specific Account is responsible for timely voting (or determining not to vote in appropriate cases) proxies relating to securities in the Account in accordance with this Policy. The President may exercise this authority in any instance. The portfolio manager or President may delegate voting responsibilities to one or more other portfolio managers or other individuals. Persons exercising voting authority under this paragraph are authorized to consider voting recommendations and other information and analysis from service providers (including proxy voting services) engaged by TIM.

RESOLUTION OF CONFLICTS OF INTEREST

In any case where a portfolio manager determines that a proxy vote involves an actual Conflict of Interest, and the proxy vote relates to the election of a director in an uncontested election or ratification of selection of independent accountants, the portfolio manager shall vote the proxy in accordance with the recommendation of any proxy voting service engaged by TIM. If no such recommendation is available, or if the proxy vote involves any other matters, the portfolio manager shall immediately refer the vote to the Investment Client (or in the case of any Investment Company as to which TIM is the adviser or subadviser and is authorized to vote proxies, to the chairman of its audit committee) for direction on the voting of the proxy or consent to vote in accordance with the portfolio manager's recommendation. In all cases where such a vote is referred to the Investment Client, TIM shall disclose the Conflict of Interest to the Investment Client.

JOINING INSURGENT OR VOTING COMMITTEES

It is the policy of TIM, for itself and the Accounts, not to join any insurgent or voting committee or similar group. The President may approve participation in any such committee or group in his discretion, and shall advise the authorized representatives for the Account of any such action.

SOCIAL ISSUES

It is the presumption of this Policy that proxies shall not be voted on Social Issues. The President may approve voting of any security in an Account on any Social Issue.

The Funds' proxy voting record for the most recent 12-month period ended June 30th is available upon request by calling 1-877-71-Frost or by writing to the Funds at Frost Funds P.O. Box 219009 Kansas City, MO 64121-9009. In accordance with Securities and Exchange regulations, all Funds file a record of all proxy voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

ERISA Accounts

In considering proxy votes for ERISA Accounts:

            1. Plan trustees are ordinarily responsible for voting securities held by a plan, unless the plan documents direct TIM or another person to vote the proxies.

            2. If TIM is delegated authority to vote proxies, voting may be subject to specific written guidelines issued by the plan's trustees or other officials.

            3. TIM may not delegate authority to vote proxies, unless the plan documents or other written agreement expressly permit delegation.

Engagement of Service Providers

Any portion or all of any one or more of these functions may be performed by service providers engaged by TIM. Persons exercising voting authority under the Policy are authorized to consider voting recommendations and other information and analysis from service providers (including proxy voting services) engaged by TIM. The President may authorize the Proxy Voting Coordinator to engage one or more service providers to perform any portion of their recordkeeping function provided (1) the function is performed in compliance with then applicable governmental regulations, and (2) each service provider provides a written undertaking to furnish the records to TIM promptly upon request.

BOOKS AND RECORDS

In its books and records, the Proxy Voting Coordinator will:

Maintain copies of this Policy as from time to time revised or supplemented.

      o Maintain a copy of each proxy statement that TIM receives regarding Investment Client securities. In maintaining a record of proxy statements referred to in this item, the Proxy Voting Coordinator may rely on obtaining copies from the Securities and Exchange Commission's EDGAR system.

      o Maintain voting Results for each Investment Client.

            o Maintain a copy of any document created by TIM that was material to making a decision how to vote proxies on behalf of an Investment Client or that memorializes the basis for that decision.

            o Maintain a copy of each written Investment Client request for information on how TIM voted proxies on behalf of the Investment Client, and a copy of any written response by TIM to any (written or oral) Investment Client request for information on how TIM voted proxies on behalf of the requesting Investment Client.

            o Maintain copies of communications to Investment Clients respecting Conflicts of Interest.

In its books and records, the Chief Compliance Officer will:

      o Maintain all written reports arising from annual reviews of policy function.

These items will be maintained for a total period of five years. For the first two years these items will be stored in a designated area at the Companies' principal place of business, after the two-year period they can be moved and stored offsite.

                            PART C: OTHER INFORMATION

ITEM 23. Exhibits:

(a) The Advisors' Inner Circle Fund II's (the "Registrant") Amended and Restated Agreement and Declaration of Trust dated July 24, 1992, as amended and restated February 18, 2004 and August 10, 2004, is incorporated herein by reference to exhibit (a)(3) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the U.S. Securities Exchange Commission (the "SEC") via EDGAR Accession No. 0001135428-04-000490 on September 17, 2004.

(b) Registrant's Amended and Restated By-laws are incorporated herein by reference to exhibit (b) of Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000935069-05-001457 on June 1, 2005.

(c)     Not Applicable.

(d)(1) Amended and Restated Investment Advisory Agreement dated May 31, 2000 as amended and restated as of May 21, 2001, between the Registrant and Horizon Advisers, is incorporated herein by reference to exhibit (d)(16) of Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-01-500044 on May 31, 2001.

(d)(2) Schedule dated November 15, 2005 to the Amended and Restated Investment Advisory Agreement dated May 31, 2000, as amended and restated May 21, 2001, between the Registrant and Horizon Advisers, is incorporated herein by reference to Exhibit (d)(2) of Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000667 on November 18, 2005.

(d)(3)  Expense Limitation Agreement dated May 31, 2007 between the
        Registrant and Horizon Advisers, relating to the Hancock Horizon Strategic Income Bond Fund, Hancock Horizon Burkenroad Fund and Hancock Horizon Treasury Securities Money Market Fund, is incorporated herein by reference to Exhibit (d)(3) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.

(d)(4) Expense Limitation Agreement dated May 31, 2007 between the Registrant and Horizon Advisers, relating to the Hancock Horizon Prime Money Market Fund, is incorporated herein by reference to Exhibit (d)(4) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.

(d)(5) Investment Advisory Agreement dated November 30, 2004 between the Registrant and Champlain Investment Partners, LLC, is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
        0001135428-05-000155 on March 31, 2005.

(d)(6) Investment Advisory Agreement dated December 21, 2004 between the Registrant and W.H. Reaves & Co. Inc. is incorporated herein by reference to Exhibit (d)(6) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(d)(7) Investment Advisory Agreement dated June 14, 2005 between the Registrant and Utendahl Capital Management L.P. is incorporated herein by reference to Exhibit (d)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-

        50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(d)(8) Investment Advisory Agreement dated September 27, 2006 between the Registrant and Perimeter Capital Management, LLC is incorporated herein by reference to Exhibit (d)(7) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000445 on September 29, 2006.

(d)(9) Investment Advisory Agreement dated April 13, 2007 between the Registrant and Aberdeen Asset Management Inc. is incorporated herein by reference to Exhibit (d)(9) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(d)(10) Investment Sub-Advisory Agreement dated April 13, 2007 between Aberdeen Asset Management Inc. and Aberdeen Asset Management Investment Services, Ltd. is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.

(d)(11) Investment Sub-Advisory Agreement dated April 13, 2007 between Aberdeen Asset Management Inc. and Aberdeen Asset Management Asia Limited is incorporated herein by reference to Exhibit (d)(14) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.

(d)(12) Investment Advisory Agreement dated June 7, 2007 between the Registrant and Hennion & Walsh Asset Management, Inc. is incorporated herein by reference to Exhibit (d)(12) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.


(d)(13) Form of Investment Advisory Agreement between the Registrant and Frost Investment Advisors, LLC is filed herewith.

(d)(14) Form of Investment Sub-Advisory Agreement between Frost Investment Advisors, LLC and Hoover Investment Management Co., LLC is filed herewith.

(d)(15) Form of Investment Sub-Advisory Agreement between Frost Investment Advisors, LLC and Kempner Capital Management, Inc. is filed herewith.

(d)(16) Form of Investment Sub-Advisory Agreement between Frost Investment Advisors, LLC and Thornburg Investment Management, Inc. is filed herewith.

(d)(17) Form of Investment Sub-Advisory Agreement between Frost Investment Advisors, LLC and Luther King Capital Management Corporation is filed herewith.


(d)(18) Form of Investment Advisory Agreement between the Registrant and GRT Capital Partners, LLC is incorporated herein by reference to Exhibit
        (d)(18) of Post-Effective Amendment No. 69 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000068 on February 12, 2008.


(d)(19) Expense Limitation Agreement between the Registrant and Frost Investment Advisors, LLC to be filed by amendment.

(d)(20) Expense Limitation Agreement between the Registrant and GRT Capital Partners, LLC to be filed by amendment.

(d)(21) Investment Advisory Agreement dated December 3, 2007 between the Registrant and Equinox Fund Management, LLC is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.

(d)(22) Form of Expense Limitation Agreement between the Registrant and Equinox Fund Management, LLC is incorporated herein by reference to Exhibit
        (d)(14) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(e)(1) Distribution Agreement dated January 28, 1993, as amended and restated as of November 14, 2005, between the Registrant and SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(1) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.


(e)(2) Form of Sub-Distribution and Servicing Agreement for SEI Investments Distribution Co. is incorporated herein by reference to Exhibit (e)(2) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.

(f)     Not Applicable.

(g)(1) Custody Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (g) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(g)(2) Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and Wachovia Bank, National Association (now, U.S. Bank, N.A.) is incorporated herein by reference to Exhibit (g)(2) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.

(g)(3) Amendment and Attachment C dated May 11, 2007 to the Mutual Fund Custody Agreement dated September 1, 2004 between the Registrant and U.S. Bank, N.A. is incorporated herein by reference to Exhibit (g)(6) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000217 on June 15, 2007.

(g)(4) Custody Agreement dated February 8, 2007 between the Registrant and The Northern Trust Company is incorporated herein by reference to Exhibit
        (g)(5) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.

(g)(5) Custody Agreement between the Registrant and Union Bank of California is incorporated herein by reference to Exhibit (g)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.

(g)(6) Appendices A, B and C to the Custody Agreement between the Registrant and Union Bank of California to be filed by amendment.

(h)(1) Administration Agreement dated January 28, 1993, as amended and restated as of November 12, 2002, by and between the Registrant and SEI Investments Global Funds Services is incorporated herein by reference to Exhibit (h)(2) of Post-Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-03-000338 on May 30, 2003.

(h)(2) Amended Schedule dated February 1, 2006 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit (h)(3) of Post-Effective Amendment No. 54 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000517 on November 28, 2006.

(h)(3) Amendment and Attachment 1 dated November 30, 2004 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI

        Investments Global Funds Services, relating to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit (h)(4) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(h)(4) Amendment and Attachment 1 dated December 21, 2004 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (h)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(h)(5) Amendment and Attachment 1 dated June 14, 2005 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the UCM Institutional Money Market Fund, is incorporated herein by reference to Exhibit (h)(6) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.

(h)(6) Amendment and Attachment 1 dated July 29, 2006 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Perimeter Small Cap Growth Fund, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000044 on February 13, 2007.


(h)(7) Amendment and Attachment 1 dated May 11, 2007 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Aberdeen Emerging Markets Fund, is incorporated herein by reference to Exhibit (h)(8) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.


(h)(8) Amendment and Attachment 1 dated May 31, 2007 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the SmartGrowth ETF Lipper Optimal Conservative Index Fund, SmartGrowth ETF Lipper Optimal Moderate Index Fund, and SmartGrowth ETF Lipper Optimal Growth Index Fund, is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 59 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000217 on June 15, 2007.


(h)(9) Amendment and Attachment 1 dated December 3, 2007 to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the MutualHedge Equity Long-Short Legends Fund, MutualHedge Event Driven Legends Fund, MutualHedge Quantitative Trading Legends Fund, MutualHedge Institutional Global Arbitrage Fund and MutualHedge Institutional Multi-Strategy Fund, is incorporated herein by reference to Exhibit (h)(9) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.

(h)(10) Amendment and Attachment 1, to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner

        Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund, Frost LKCM Small-Mid Cap Equity Fund, and Frost Strategic Balanced Fund, to be filed by amendment.

(h)(11) Amendment and Attachment 1, to the Administration Agreement dated January 28, 1993, as amended and restated November 12, 2002, between the Registrant and SEI Investments Global Funds Services, relating to the GRT Value Fund, to be filed by amendment.


(h)(12) Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit
        (h)(15) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0000912057-00-026908 on May 31, 2000.

(h)(13) Amended Schedule A dated August 13, 2001 to the Shareholder Services Plan dated May 31, 2000, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to exhibit (h)(5) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(14) Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit (h)(12) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(h)(15) Schedule A dated November 13, 2007 to the Shareholder Services Plan dated August 9, 2005 is incorporated herein by reference to Exhibit
        (h)(14) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(h)(16) Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(2) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(17) AML Amendment to the Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(3) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
        0001135428-04-000232 on May 28, 2004.

(h)(18) Amendment dated September 1, 2003 to the Transfer Agency and Service Agreement dated May 31, 2000 between the Registrant and Hancock Bank and Trust is incorporated herein by reference to exhibit (e)(4) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-04-000232 on May 28, 2004.

(h)(19) Agency Agreement dated August 10, 2004 between the Registrant and DST Systems, Inc. is incorporated herein by reference to Exhibit (e)(5) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(h)(20) Agency Agreement dated April 1, 2006 between the Registrant and DST Systems, Inc. is to be filed by amendment.

(h)(21) Transfer Agency and Service Agreement dated May 31, 2007 between the Trust and UMB Fund Services, Inc. is incorporated herein by reference to Exhibit (d)(13) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.

(i) Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP, is filed herewith.


(j)     Not Applicable.


(k)     Not Applicable.

(l)     Not Applicable.

(m)(1) Distribution Plan (compensation type) dated May 31, 2000, as amended November 16, 2004, is incorporated herein by reference to Exhibit (m) of Post-Effective Amendment No. 38 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000029 on January 14, 2005.


(m)(2) Schedule A as amended November 16, 2004, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Hancock Horizon Family of Funds, is incorporated herein by reference to Exhibit
        (m)(2) of Post-Effective Amendment No. 45 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.


(m)(3) Schedule B dated November 16, 2004, as amended July 24, 2006, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Reaves Select Research Fund, is incorporated herein by reference to Exhibit (m)(5) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000100 on March 7, 2007.


(m)(4) Schedule C dated November 14, 2006, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Aberdeen Emerging Markets Fund, is incorporated herein by reference to Exhibit
        (m)(6) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(m)(5) Schedule D dated February 22, 2007, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the SmartGrowth ETF Lipper Optimal Conservative Index Fund, SmartGrowth ETF Lipper Optimal Moderate Index Fund, and SmartGrowth ETF Lipper Optimal Growth Index Fund, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(m)(6) Schedule E dated November 14, 2007, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the MutualHedge Equity Long-Short Legends Fund and the MutualHedge Event Driven Legends Fund, is incorporated herein by reference to Exhibit (m)(8) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(m)(7) Schedule F dated February 19, 2008, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the GRT Value Fund, is incorporated herein by reference to Exhibit (m)(7) of Post-Effective Amendment No. 70 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-08-000097 on February 28, 2008.

(m)(8) Schedule G dated March 10, 2008, to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund, Frost LKCM Small-Mid Cap Equity Fund, and Frost Strategic Balanced Fund, is filed herewith.


(m)(9) Distribution Plan (reimbursement type) as approved by the Board of Trustees on February 23, 2005 is incorporated herein by reference to Exhibit (m)(2) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000155 on March 31, 2005.

(m)(10) Schedule A dated February 23, 2005 to the Distribution Plan approved by the Board of Trustees on February 23, 2005, relating to the Champlain Small Company Fund, is incorporated herein by reference to Exhibit
        (m)(6) of Post-Effective Amendment No. 45 to the Registrant's
        Registration

        Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-05-000569 on September 29, 2005.

(n) Amended and Restated Rule 18f-3 Multiple Class Plan dated August 2005 and Schedules and Certificates of Class Designation is filed herewith.

(o)     Not Applicable.

(p)(1) Registrant's Code of Ethics is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(p)(2) SEI Investments Global Funds Services and SEI Investments Funds Management Code of Ethics dated January 2006 is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 48 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000209 on May 31, 2006.

(p)(3) Hancock Bank and Trust Code of Ethics is incorporated herein by reference to Exhibit (p)(3) of Post-Effective Amendment No. 58 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000187 on May 31, 2007.

(p)(4) Champlain Investment Partners, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.

(p)(5) W.H. Reaves & Co., Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(5) of Post-Effective Amendment No. 66 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000581 on December 28, 2007.

(p)(6) Perimeter Capital Management, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(7) of Post-Effective Amendment No. 50 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000445 on September 29, 2006.


(p)(7) Aberdeen Asset Management Inc., Aberdeen Asset Management Investment Services, Ltd. and Aberdeen Asset Management Asia Limited combined Code of Ethics is incorporated herein by reference to Exhibit (p)(8) of Post-Effective Amendment No. 52 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-06-000461 on October 10, 2006.


(p)(8) Utendahl Capital Management, L.P. Code of Ethics is incorporated herein by reference to Exhibit (p)(9) of Post-Effective Amendment No. 56 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001135428-07-000044 on February 13, 2007.

(p)(9) Hennion & Walsh Asset Management, Inc. Code of Ethics is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 57 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No.
        0001135428-07-000100 on March 7, 2007.

(p)(10) Equinox Fund Management, LLC Code of Ethics is incorporated herein by reference to Exhibit (p)(10) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC via EDGAR Accession No. 0001116502-07-002196 on November 28, 2007.


(p)(11) Frost Investment Advisors, LLC Code of Ethics is filed herewith.

(p)(12) Hoover Investment Management Co., LLC Code of Ethics is filed herewith.

(p)(13) Kempner Capital Management, Inc. Code of Ethics is filed herewith.

(p)(14) Thornburg Investment Management, Inc. Code of Ethics is filed herewith.

(p)(15) Luther King Capital Management Corporation Code of Ethics is filed herewith.

(p)(16) GRT Capital Partners, LLC Code of Ethics to be filed by amendment.

ITEM 24. Persons Controlled By or Under Common Control with Registrant:

Not Applicable.

ITEM 25. Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26. Business and Other Connections of the Investment Advisers:

Other business, profession, vocation or employment of a substantial nature in which each director or principal officer of each Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ABERDEEN ASSET MANAGEMENT INC.
------------------------------

Aberdeen Asset Management ("Aberdeen") serves as investment adviser for the Registrant's Aberdeen Emerging Markets Fund. The principal business address of Aberdeen is 1735 Market Street, 37th Floor, Philadelphia, PA 19103. Aberdeen is an investment adviser registered under the Investment Advisers Act of 1940.

----------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER            NAME OF OTHER COMPANY       CONNECTION WITH OTHER COMPANY
----------------------------------------------------------------------------------------
Martin Gilbert,               Aberdeen Asset Management      Chief Executive Officer
Chairman and Director                    PLC
----------------------------------------------------------------------------------------
Gary Bartlett,                           --                             --
CEO and Director
----------------------------------------------------------------------------------------
Bev Hendry,                              --                             --
Vice President and Director
----------------------------------------------------------------------------------------
Andrew Smith,                            --                             --
CFO and Director
----------------------------------------------------------------------------------------
Sue Mullin,                              --                             --
Vice President
----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER             NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
------------------------------------------------------------------------------------------
Shahreza Yusof,                            --                            --
Director
------------------------------------------------------------------------------------------
Vincent Esposito,              Aberdeen Fund Distributors       Principal, President
Director                                  LLC
------------------------------------------------------------------------------------------
Bruce Rodio,                               --                            --
Director
------------------------------------------------------------------------------------------
Alan Goodson,                              --                            --
Vice President
------------------------------------------------------------------------------------------
Gary Swiman,                   Aberdeen Fund Distributors   CCO and Financial Operations
CCO                                       LLC                         Principal
------------------------------------------------------------------------------------------
Alexa DiGiorgio,                           --                            --
COO and Vice President
------------------------------------------------------------------------------------------
Rob Sellar                                 --                            --
Vice President
------------------------------------------------------------------------------------------
Tim Sullivan                               --                            --
Vice President
------------------------------------------------------------------------------------------
Jennifer Nichols,                          --                            --
Vice President and Secretary
------------------------------------------------------------------------------------------


ABERDEEN ASSET MANAGEMENT INVESTMENT SERVICES LIMITED
-----------------------------------------------------

Aberdeen Asset Management Investment Services Limited ("AAMISL") serves as sub-adviser for the Registrant's Aberdeen Emerging Markets Fund. The principal business address of AAMISL is One Bow Churchyard London, England EC4M 9HH. AAMISL is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment].

-------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER       NAME OF OTHER COMPANY   CONNECTION WITH OTHER COMPANY
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

ABERDEEN ASSET MANAGEMENT ASIA LIMITED
--------------------------------------

Aberdeen Asset Management Asia Limited ("AAMAL") serves as sub-adviser for the Registrant's Aberdeen Emerging Markets Fund. The principal business address of AAMAL is 21 Church Street, #01-01 Capital Square Two, Singapore 049480. AAMAL is an investment adviser registered under the Investment Advisers Act of 1940. [To be completed by amendment].

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------


CHAMPLAIN INVESTMENT PARTNERS, LLC
----------------------------------

Champlain Investment Partners, LLC ("Champlain") serves as the investment adviser for the Registrant's Champlain Small Company Fund. The principal address of Champlain is 346 Shelburne Road, Burlington, Vermont 05401. Champlain is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------
Scott T. Brayman                                --                                 --
Managing Partner
-----------------------------------------------------------------------------------------------------
Judith W. O' Connell                            --                                 --
Managing Partner
-----------------------------------------------------------------------------------------------------
Deborah Healey                                  --                                 --
Partner
-----------------------------------------------------------------------------------------------------
Van Harissis                                    --                                 --
Partner
-----------------------------------------------------------------------------------------------------
David M. O'Neal                                 --                                 --
Partner
-----------------------------------------------------------------------------------------------------
Dan Butler                                      --                                 --
Partner
-----------------------------------------------------------------------------------------------------
Mary Michel                                     --                                 --
Partner
-----------------------------------------------------------------------------------------------------
Wendy Nunez                                     --                                 --
Partner
-----------------------------------------------------------------------------------------------------

EQUINOX FUND MANAGEMENT, LLC
----------------------------

Equinox Fund Management, LLC ("Equinox") serves as investment adviser for the Registrant's MutualHedge Equity Long-Short Legends Fund, MutualHedge Event Driven Legends Fund, MutualHedge Quantitative Trading Legends Fund, MutualHedge Institutional Global Arbitrage Fund and MutualHedge Institutional Multi-Strategy Fund. The principal business address for Equinox is 1660 Lincoln Street, Suite 100, Denver, CO 80264. Equinox is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                       NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------
   Robert Enck- President, Chief                 --                                 --
        Executive Officer
-----------------------------------------------------------------------------------------------------
 Richard E. Bornhoft-Chairman of         The Bornhoft Group            President and Chief Executive
   the Board, Chief Investment              Corporation                          Officer
            Officer
-----------------------------------------------------------------------------------------------------
       Ron S. Montano-Chief              The Bornhoft Group              Chief Operations Officer
        Compliance Officer                 Corporation
-----------------------------------------------------------------------------------------------------
  John C. Plimpton-Member of the                 --                                 --
       Executive Committee
-----------------------------------------------------------------------------------------------------
    Brent Bales-Chief Financial          The Bornhoft Group               Chief Financial Officer
            Officer                         Corporation
-----------------------------------------------------------------------------------------------------
    John R. Zumbrunn-Member of                   --                                 --
     the Executive Committee
-----------------------------------------------------------------------------------------------------

FROST INVESTMENT ADVISORS, LLC
------------------------------


Frost Investment Advisors, LLC ("Frost") serves as investment adviser for the Registrant's Frost Core Growth Equity Fund, Frost Dividend Value Equity Fund, Frost Kempner Multi-Cap Deep Value Equity Fund, Frost Hoover Small-Mid Cap Equity Fund, Frost International Equity Fund, Frost Low Duration Bond Fund, Frost Total Return Bond Fund, Frost Municipal Bond Fund, Frost Low Duration Municipal Bond Fund, Frost Kempner Treasury and Income Fund, Frost LKCM Multi-Cap Equity Fund and the Frost LKCM Small-Mid Cap Equity Fund, and Frost Strategic Balanced Fund. The principal business address for Frost is 100 West Houston Street, San Antonio, Texas 78205-1414. Frost is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------
    Tom L. Stringfellow, Chief                  --                                 --
       Executive Officer
-----------------------------------------------------------------------------------------------------
   Nick White, Chief Compliance                 --                                 --
            Officer
-----------------------------------------------------------------------------------------------------
 Gerardo Salinas, Chief Financial               --                                 --
            Officer
-----------------------------------------------------------------------------------------------------
     Stan McCormick, Corporate                  --                                 --
       Counsel and Secretary
-----------------------------------------------------------------------------------------------------


GRT CAPITAL PARTNERS, LLC
-------------------------

GRT Capital Partner, LLC ("GRT") serves as investment adviser for the Registrant's GRT Value Fund. The principal business address for GRT is 50 Milk Street, Boston, 21st Floor, Massachusetts 02109. GRT is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------
   Rudolph K. Kluiber- Managing           Steinway Musical                       Director
  Member and Investment Adviser,          Instruments, Inc.
-----------------------------------------------------------------------------------------------------

HENNION & WALSH ASSET MANAGEMENT, INC.
--------------------------------------

Hennion & Walsh Asset Management, Inc. ("H&W") serves as the investment adviser for the Registrant's SmartGrowth ETF Lipper Optimal Conservative Index Fund, SmartGrowth ETF Lipper Optimal Moderate Index Fund, and SmartGrowth ETF Lipper Optimal Growth Index Fund. The principal business address for H&W is 2001 Route 46, Waterview Plaza, Parsippany, New Jersey 07054. H&W is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                   NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------
William Walsh, President                Hennion & Walsh, Inc.                    Officer
                                     ----------------------------------------------------------------
                                        Hennion & Walsh Wealth                   Officer
                                               Advisors
-----------------------------------------------------------------------------------------------------
Richard Hennion, Executive Vice         Hennion & Walsh, Inc.                    Officer
President                            ----------------------------------------------------------------
                                        Hennion & Walsh Wealth                   Officer
                                               Advisors
-----------------------------------------------------------------------------------------------------
Debbie Williams, Chief Financial        Hennion & Walsh, Inc.                    Officer
Officer                              ----------------------------------------------------------------
                                        Hennion & Walsh Wealth                   Officer
                                               Advisors
-----------------------------------------------------------------------------------------------------
Al Vermitsky, Chief Compliance          Hennion & Walsh, Inc.                    Officer
Officer                              ----------------------------------------------------------------
                                        Hennion & Walsh Wealth                   Officer
                                               Advisors
-----------------------------------------------------------------------------------------------------
Kevin Mahn, Chief Investment            Hennion & Walsh, Inc.                   Employee
Officer & Portfolio Manager
-----------------------------------------------------------------------------------------------------

HOOVER INVESTMENT MANAGEMENT CO., LLC
-------------------------------------


Hoover Investment Management Co., LLC ("Hoover") serves as the sub-adviser for the Registrant's Frost Hoover Small-Mid Cap Equity Fund. The principal address of Hoover is 600 California Street, Suite 550, San Francisco, California, 94108-2704. Hoover is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                       NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------
Irene G. Hoover, CFA                              --                               --
Managing Member, Chief
Investment Officer
-----------------------------------------------------------------------------------------------------
Steve Cullen                                      --                               --
Director of Equity Trading and
Market Analysis
-----------------------------------------------------------------------------------------------------
Beverly Hoffmann                                  --                               --
Chief Financial Officer and
Director of Compliance
-----------------------------------------------------------------------------------------------------
David Schneider                                   --                               --
Sr. Research Analyst
-----------------------------------------------------------------------------------------------------
Christian Ledoux, CFA                             --                               --
Sr. Research Analyst
-----------------------------------------------------------------------------------------------------
Steve Colbert, CFA                                --                               --
Sr. Research Analyst
-----------------------------------------------------------------------------------------------------
Jane Hecht                                        --                               --
Director of Operations
-----------------------------------------------------------------------------------------------------
Nancy Rimington                                   --                               --
Director of Client Service and
Marketing
-----------------------------------------------------------------------------------------------------
William Hoover                                    --                               --
Director of Technology
-----------------------------------------------------------------------------------------------------

HORIZON ADVISERS
----------------

Horizon Advisers serves as the investment adviser for the Registrant's Hancock Horizon Family of Funds (Strategic Income Bond Fund, Value Fund, Growth Fund, Burkenroad Fund, Treasury Securities Money Market Fund and Prime Money Market
Fund). The principal address of Horizon Advisers is One Hancock Plaza, Post Office Box 4019, Gulfport, Mississippi 39502-4019. Horizon Advisers is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------
John Portwood                                    --                                --
Chief Investment Strategist
-----------------------------------------------------------------------------------------------------
David Lundgren                                   --                                --
Director of Equities and Research
-----------------------------------------------------------------------------------------------------
Jeffrey Tanguis                                  --                                --
Director of Fixed Income
-----------------------------------------------------------------------------------------------------
Ashley Cosgriff                                  --                                --
Securities Trader
-----------------------------------------------------------------------------------------------------
Paula Chastain                                   --                                --
Portfolio Manager
-----------------------------------------------------------------------------------------------------
Kristy Oehms                                     --                                --
Portfolio Analyst
-----------------------------------------------------------------------------------------------------
Sarah Carter                                     --                                --
Securities Trader
-----------------------------------------------------------------------------------------------------
Shaw Breland                                     --                                --
Performance Analyst
-----------------------------------------------------------------------------------------------------
Kendra Cain                              Hancock Investment               Compliance Director
Chief Compliance Officer                   Services, Inc.
-----------------------------------------------------------------------------------------------------

KEMPNER CAPITAL MANAGEMENT, INC.
--------------------------------


Kempner Capital Management, Inc. ("Kempner") serves as the sub-adviser for the Registrant's Frost Kempner Multi-Cap Deep Value Equity Fund and Frost Kempner Treasury and Income Fund. The principal address of Kempner is 2201 Market Street, 12th Floor FNB Building, Galveston, Texas, 77550-1503. Kempner is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                   NAME OF OTHER COMPANY            CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------
Harris L. Kempner, Jr.                     H. Kempner Trust                      Trustee
President                                     Association
                                     ----------------------------------------------------------------
                                        Legacy Holding Company                   Director
                                     ----------------------------------------------------------------
                                           Balmorhea Ranches                     Director
                                     ----------------------------------------------------------------
                                         Frost Bank-Galveston               Advisory Director
                                     ----------------------------------------------------------------
                                      Cullen Frost Bankers Inc.-            Director Emeritus
                                              San Antonio
                                     ----------------------------------------------------------------
                                      Kempner Securities GP, LLC             General Partner
                                     ----------------------------------------------------------------
                                       Galveston Finance GP, LLC             General Partner
-----------------------------------------------------------------------------------------------------


LUTHER KING CAPITAL MANAGEMENT CORPORATION
------------------------------------------


Luther King Capital Management Corporation ("Luther King") serves as the sub-adviser for the Registrant's Frost LKCM Multi-Cap Equity Fund and Frost LKCM Small-Mid Cap Equity Fund. The principal address of Luther King is 301 Commerce Street, Suite 1600, Fort Worth, Texas, 76102. Luther King is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------
J. Luther King, Jr.                             --                                 --
Principal/President/Portfolio
Manager
-----------------------------------------------------------------------------------------------------
Scot C. Hollmann                                --                                 --
Principal/Portfolio Manager
-----------------------------------------------------------------------------------------------------
Paul W. Greenwell                               --                                 --
Principal/Portfolio Manager
-----------------------------------------------------------------------------------------------------
David L. Dowler                                 --                                 --
Principal/Portfolio Manager
-----------------------------------------------------------------------------------------------------
J. Bryan King                                   --                                 --
Principal/Portfolio Manager
-----------------------------------------------------------------------------------------------------
Steven R. Purvis                                --                                 --
Principal/Portfolio Manager
-----------------------------------------------------------------------------------------------------
Gary G. Walsh                                   --                                 --
Principal/Portfolio Manager
-----------------------------------------------------------------------------------------------------
Jacob D. Smith                                  --                                 --
General Counsel and Chief
Compliance Officer
-----------------------------------------------------------------------------------------------------


PERIMETER CAPITAL MANAGEMENT, LLC
---------------------------------

Perimeter Capital Management, LLC ("Perimeter") serves as the investment adviser for the Registrant's Perimeter Small Cap Growth Fund. The principal business address of Perimeter is Five Concourse Parkway , Suite 2725, Atlanta, Georgia 30328. Perimeter is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                    NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------
G. Bradley Ball, Managing             Trusco Capital Management,       Former Managing Partner &
Partner & CEO, Perimeter                        Inc.                   Executive Vice President,
Capital Management                                                        Institutional Sales
-----------------------------------------------------------------------------------------------------
Mark D. Garfinkel, CFA,               Trusco Capital Management,    Former Managing Partner & Small
Managing Partner & CIO,                         Inc.                       Cap Growth Manager
Perimeter Capital Management
-----------------------------------------------------------------------------------------------------
James N. Behre, Managing              Trusco Capital Management,      Former V.P., Senior Research
Partner & Dir of Research,                      Inc.                             Analyst
Perimeter Capital Management
-----------------------------------------------------------------------------------------------------
Christopher J. Paolella,              Trusco Capital Management,     Former V.P., Consultant Sales
Managing Partner & Director of                  Inc.
Marketing, Perimeter Capital
Management
-----------------------------------------------------------------------------------------------------
Theresa N. Benson, Partner &          Trusco Capital Management,    Former V.P., Institutional Sales
Director of Client Relations,                   Inc.
Perimeter Capital Management
-----------------------------------------------------------------------------------------------------
Adam C. Stewart, CFA, Partner         Trusco Capital Management,    Former V.P., Director of Trading
& Director of Trading & Chief                   Inc.
Compliance Officer
-----------------------------------------------------------------------------------------------------
Patrick W. Kirksey, Partner &         Trusco Capital Management,      Former V.P., Research Analyst
Senior Research Analyst                         Inc.
-----------------------------------------------------------------------------------------------------
Carrie A. Tallman, Partner &          Trusco Capital Management,   Former Associate, Research Analyst
Research Analyst                                Inc.
-----------------------------------------------------------------------------------------------------

THORNBURG INVESTMENT MANAGEMENT, INC.
-------------------------------------


Thornburg Investment Management, Inc. ("Thornburg") serves as the sub-adviser for the Registrant's Frost International Equity Fund. The principal address of Thornburg is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico, 87501-2046. Thornburg is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------
Brian McMahon                                   --                                 --
President and CEO
-----------------------------------------------------------------------------------------------------


UTENDAHL CAPITAL MNAGEMENT L.P.
-------------------------------

Utendahl Capital Management L.P. ("Utendahl") serves as the investment adviser for the Registrant's UCM Institutional Money Market Fund. The principal business address of Utendahl is 30 Broad Street, 21st Floor, New York, NY 10004. Utendahl is an investment adviser registered under the Investment Advisers Act of 1940.

------------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY         CONNECTION WITH OTHER COMPANY
------------------------------------------------------------------------------------------------------
Penny Zuckerwise, Chief                  Lebenthal Funds Inc.          Director (2002 to Present)
Executive Officer                      ---------------------------------------------------------------
                                           Boston Advisors             Director (2002 to Present)
                                       ---------------------------------------------------------------
                                           Boldcap Ventures        Managing Partner (2001 to Present)
                                       ---------------------------------------------------------------
                                            Wiserock, LLC            Managing Member (1999 to 2004)
------------------------------------------------------------------------------------------------------
Jo Ann Corkran, Chief
Investment Officer                                --                               --
------------------------------------------------------------------------------------------------------
Steven Schneider, Chief
Operating Officer                           Deutsche Bank           Managing Director (1998 to 2005)
------------------------------------------------------------------------------------------------------
Thomas Mandel, Managing
Director                                          --                               --
------------------------------------------------------------------------------------------------------
Kim Beckley, Marketing
Director                                          --                               --
------------------------------------------------------------------------------------------------------
Jerald P. Menozzi Jr., Managing
Director, Mortgage Strategies                     --                               --
------------------------------------------------------------------------------------------------------

W.H. REAVES & CO., INC.
-----------------------

W.H. Reaves & Co., Inc. ("WH Reaves") serves as the investment adviser for the Registrant's Reaves Select Research Fund. The principal business address of WH Reaves is 10 Exchange Place, 18th Floor, Jersey City, NJ 07302. WH Reaves is an investment adviser registered under the Investment Advisers Act of 1940.

-----------------------------------------------------------------------------------------------------
NAME AND POSITION WITH
INVESTMENT ADVISER                      NAME OF OTHER COMPANY        CONNECTION WITH OTHER COMPANY
-----------------------------------------------------------------------------------------------------
John Bartlett                                   --                                 --
Vice President
-----------------------------------------------------------------------------------------------------
Louis Cimino                                    --                                 --
Vice President and Treasurer
-----------------------------------------------------------------------------------------------------
William Ferer                                   --                                 --
President
-----------------------------------------------------------------------------------------------------
Thomas Harmke                                   --                                 --
Assistant Vice President
-----------------------------------------------------------------------------------------------------
David Pass                                      --                                 --
Vice President, and Corporate
Secretary
-----------------------------------------------------------------------------------------------------
Thomas Porter                                   --                                 --
Vice President
-----------------------------------------------------------------------------------------------------
William Reaves                                  --                                 --
Non Executive Chairman
-----------------------------------------------------------------------------------------------------
Stacy Saul                                      --                                 --
Vice President
-----------------------------------------------------------------------------------------------------
Ronald Sorenson                                 --                                 --
Vice Chairman and Chief
Executive Officer
-----------------------------------------------------------------------------------------------------
Rowland Wilhelm                                 --                                 --
Vice President
-----------------------------------------------------------------------------------------------------
Kathleen Vuchetich                              --                                 --
Vice President
-----------------------------------------------------------------------------------------------------

ITEM 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

      SEI Daily Income Trust                                 July 15, 1982
      SEI Liquid Asset Trust                                 November 29, 1982
      SEI Tax Exempt Trust                                   December 3, 1982
      SEI Index Funds                                        July 10, 1985
      SEI Institutional Managed Trust                        January 22, 1987
      SEI Institutional International Trust                  August 30, 1988
      The Advisors' Inner Circle Fund                        November 14, 1991
      The Advisors' Inner Circle Fund II                     January 28, 1993
      Bishop Street Funds                                    January 27, 1995
      SEI Asset Allocation Trust                             April 1, 1996
      SEI Institutional Investments Trust                    June 14, 1996
      Oak Associates Funds                                   February 27, 1998
      CNI Charter Funds                                      April 1, 1999
      iShares Inc.                                           January 28, 2000
      iShares Trust                                          April 25, 2000
      Optique Funds, Inc.                                    November 1, 2000
      Causeway Capital Management Trust                      September 20, 2001
      Barclays Global Investors Funds                        March 31, 2003
      SEI Opportunity Fund, LP                               October 1, 2003
      The Arbitrage Funds                                    May 17, 2005
      The Turner Funds                                       January 1, 2006
      ProShares Trust                                        November 14, 2005
      Community Reinvestment Act Qualified Investment Fund   January 8, 2007
      Accessor Funds                                         March 1, 2007
      SEI Alpha Strategy Portfolios, LP                      June 29, 2007
      TD Asset Management USA Funds                          July 25, 2007
      SEI Structured Credit Fund, LP                         July 31, 2007

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Offices              Position and Office                               Positions and
Name                 with Underwriter                                  with Registrant
------------------   -----------------------------------------------   ---------------
William M. Doran     Director                                                 --
Edward D. Loughlin   Director                                                 --
Wayne M. Withrow     Director                                                 --
Kevin Barr           President & Chief Executive Officer                      --
Maxine Chou          Chief Financial Officer & Treasurer                      --
Thomas Rodman        Chief Operations Officer                                 --
John C. Munch        General Counsel & Secretary                              --
Karen LaTourette     Chief Compliance Officer, Anti-Money Laundering
                     Officer & Assistant Secretary                            --
Mark J. Held         Senior Vice President                                    --
Lori L. White        Vice President & Assistant Secretary                     --
John Coary           Vice President & Assistant Secretary                     --
John Cronin          Vice President                                           --
Robert McCarthy      Vice President                                           --
Robert Silvestri     Vice President                                           --
Michael Farrell      Vice President                                           --

ITEM 28. Location of Accounts and Records:

      Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

      (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
      (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodians:

                  Hancock Bank and Trust
                  One Hancock Plaza
                  P.O. Box 4019
                  Gulfport, Mississippi 39502

                  U.S. Bank, National Association
                  800 Nicollett Mall
                  Minneapolis, Minnesota 55402

                  Union Bank of California, National Association
                  475 Sansome Street
                  15th Floor
                  San Francisco, California 94111

                  The Northern Trust Company
                  50 La Salle Street
                  Chicago, Illinois 60675

      (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
      (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's administrator:

                  SEI Investment Global Funds Services
                  One Freedom Valley Drive
                  Oaks, Pennsylvania 19456

      (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

                  Aberdeen Asset Management Inc.
                  1735 Market Street, 37th Floor,
                  Philadelphia, PA 19103


                  Aberdeen Asset Management Investment Services Limited One Bow Churchyard
                  London, England EC4M 9HH

                  Aberdeen Asset Management Asia Limited
                  21 Church Street,
                  #01-01 Capital Square Two, Singapore 049480


                  Champlain Investment Partners, LLC
                  346 Shelburne Road
                  Burlington, Vermont 05401

                  Equinox Fund Management, LLC
                  1660 Lincoln Street
                  Suite 100
                  Denver, Colorado 80264


                  Frost Investment Advisors, LLC
                  100 West Houston Street
                  15th Floor Tower
                  San Antonio, Texas 78205-1414


                  GRT Capital Partners, LLC
                  50 Milk Street, 21st Floor
                  Boston, Massachusetts, 02109

                  Hennion & Walsh Asset Management, Inc.
                  2001 Route 46
                  Waterview Plaza
                  Parsippany, New Jersey 07054

                  Hoover Investment Management Co., LLC
                  600 California Street, Suite 550
                  San Francisco, California, 94108-2704

                  Horizon Advisers
                  One Hancock Plaza
                  P.O. Box 4019
                  Gulfport, Mississippi 39502

                  Kempner Capital Management, Inc.
                  2201 Market Street, 12th Floor FNB Building
                  Galveston, Texas, 77550-1503

                  Luther King Capital Management Corporation
                  301 Commerce Street, Suite 1600
                  Fort Worth, Texas, 76102-4140


                  Perimeter Capital Management, LLC
                  Five Concourse Parkway
                  Suite 2725
                  Atlanta, Georgia 30328

                  Thornburg Investment Management, Inc.
                  119 East Marcy Street, Suite 202
                  Santa Fe, New Mexico, 87501-2046

                  Utendahl Capital Management L.P.
                  30 Broad Street, 21st Floor
                  New York, New York 10004

                  W.H. Reaves & Co., Inc.
                  10 Exchange Place, 18th Floor
                  Jersey City, New Jersey 07302

ITEM 29. Management Services:

      None.

ITEM 30. Undertakings:

      None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for The Advisors' Inner Circle Fund II is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 71 to Registration Statement No. 033-50718 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 1st day of April 2008.


                                              THE ADVISORS' INNER CIRCLE FUND II

                                                    By: /s/ James F. Volk
                                                        -----------------------
                                                        James F. Volk, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


          *                Trustee                                April 1, 2008
-----------------------
William M. Doran

          *                Trustee                                April 1, 2008
-----------------------
Robert A. Nesher

          *                Trustee                                April 1, 2008
-----------------------
James M. Storey

          *                Trustee                                April 1, 2008
-----------------------
George J. Sullivan, Jr.

          *                Trustee                                April 1, 2008
-----------------------
Betty L. Krikorian

          *                Trustee                                April 1, 2008
-----------------------
Charles E. Carlbom

          *                Trustee                                April 1, 2008
-----------------------
Mitchell A. Johnson

/s/ James F. Volk          President                              April 1, 2008
-----------------------
James F. Volk

          *                Controller &                           April 1, 2008
-----------------------    Chief Financial Officer
Michael Lawson


By:   /s/ James F. Volk
      --------------------
      James F. Volk

      Attorney-in-Fact, pursuant to the powers of attorney incorporated herein by reference to Post-Effective Amendment No. 64 of the Registrant's Registration Statement on Form N-1A (File No. 33-50718), filed with the SEC on November 20, 2007.

                                  EXHIBIT INDEX


Exhibit Number    Description
--------------    -----------
EX-99.D13         Form of Investment Advisory Agreement between the Registrant and Frost Investment Advisors, LLC

EX-99.D14         Form of Investment Sub-Advisory Agreement between Frost
                  Investment Advisors, LLC and Hoover Investment Management Co.,
                  LLC

EX-99.D15         Form of Investment Sub-Advisory Agreement between Frost
                  Investment Advisors, LLC and Kempner Capital Management, Inc.

EX-99.D16         Form of Investment Sub-Advisory Agreement between Frost
                  Investment Advisors, LLC and Thornburg Investment Management,
                  Inc.

EX-99.D17         Form of Investment Sub-Advisory Agreement between Frost
                  Investment Advisors, LLC and Luther King Capital Management
                  Corporation

EX-99.I           Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP

EX-99.M8 Schedule G to the Distribution Plan dated May 31, 2000, as amended November 16, 2004, relating to the Frost Core Growth
                  Equity Fund, the Frost Dividend Value Equity Fund, the Frost
                  Kempner Multi-Cap Deep Value Equity Fund, the Frost Hoover
                  Small-Mid Cap Equity Fund, the Frost International Equity
                  Fund, the Frost Low Duration Bond Fund, the Frost Total Return
                  Bond Fund, the Frost Municipal Bond Fund, the Frost Low
                  Duration Municipal Bond Fund, the Frost Kempner Treasury and
                  Income Fund, the Frost LKCM Multi-Cap Equity Fund, the Frost
                  LKCM Small-Mid Cap Equity Fund, and the Frost Strategic
                  Balanced Fund

EX-99.N           Amended and Restated Rule 18f-3 Multiple Class Plan dated
                  August 2005 and Schedules and Certificates of Class
                  Designation

EX-99.P11         Frost Investment Advisors, LLC Code of Ethics

EX-99.P12         Hoover Investment Management Co., LLC Code of Ethics

EX-99.P13         Kempner Capital Management, Inc. Code of Ethics

EX-99.P14         Thornburg Investment Management, Inc. Code of Ethics

EX-99.P15         Luther King Capital Management Corporation Code of Ethics